As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-22708)

Brown Advisory Funds
(Exact name of Registrant as specified in charter)

901 South Bond Street Suite 400

Baltimore, MD 21231
(Address of principal executive offices) (Zip code)

Paul J. Chew

Principal Executive Officer

Brown Advisory Funds

901 South Bond Street Suite 400

Baltimore, MD 21231
(Name and address of agent for service)

(410) 537-5400

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Brown Advisory Growth Equity Fund
Institutional Shares | BAFGX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$35	0.72%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$387,922,236
Number of Holdings	34
Net Advisory Fee	$1,635,900
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	35.7%
Industrials	14.1%
Communication Services	12.0%
Consumer Discretionary	11.2%
Health Care	11.0%
Financials	8.1%
Consumer Staples	3.3%
Real Estate	2.1%
Cash & Other	2.5%

Top 10 Issuers	(%)
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.9%
Hilton Worldwide Holdings, Inc.	4.4%
Broadcom, Inc.	4.3%
Intuitive Surgical, Inc.	4.0%
Alphabet, Inc.	3.8%
Meta Platforms, Inc.	3.5%
Netflix, Inc.	3.5%
Intuit, Inc.	3.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Growth Equity Fund	PAGE 1	TSR-SAR-115233702

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Growth Equity Fund	PAGE 2	TSR-SAR-115233702

Brown Advisory Growth Equity Fund
Investor Shares | BIAGX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$43	0.87%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$387,922,236
Number of Holdings	34
Net Advisory Fee	$1,635,900
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	35.7%
Industrials	14.1%
Communication Services	12.0%
Consumer Discretionary	11.2%
Health Care	11.0%
Financials	8.1%
Consumer Staples	3.3%
Real Estate	2.1%
Cash & Other	2.5%

Top 10 Issuers	(%)
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.9%
Hilton Worldwide Holdings, Inc.	4.4%
Broadcom, Inc.	4.3%
Intuitive Surgical, Inc.	4.0%
Alphabet, Inc.	3.8%
Meta Platforms, Inc.	3.5%
Netflix, Inc.	3.5%
Intuit, Inc.	3.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Growth Equity Fund	PAGE 1	TSR-SAR-115233504

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Growth Equity Fund	PAGE 2	TSR-SAR-115233504

Brown Advisory Growth Equity Fund
Advisor Shares | BAGAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$55	1.12%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$387,922,236
Number of Holdings	34
Net Advisory Fee	$1,635,900
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	35.7%
Industrials	14.1%
Communication Services	12.0%
Consumer Discretionary	11.2%
Health Care	11.0%
Financials	8.1%
Consumer Staples	3.3%
Real Estate	2.1%
Cash & Other	2.5%

Top 10 Issuers	(%)
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.9%
Hilton Worldwide Holdings, Inc.	4.4%
Broadcom, Inc.	4.3%
Intuitive Surgical, Inc.	4.0%
Alphabet, Inc.	3.8%
Meta Platforms, Inc.	3.5%
Netflix, Inc.	3.5%
Intuit, Inc.	3.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Growth Equity Fund	PAGE 1	TSR-SAR-115233603

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Growth Equity Fund	PAGE 2	TSR-SAR-115233603

Brown Advisory Flexible Equity Fund
Institutional Shares | BAFFX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$27	0.52%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,004,088,339
Number of Holdings	45
Net Advisory Fee	$2,174,863
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	24.8%
Information Technology	22.7%
Communication Services	14.6%
Consumer Discretionary	11.6%
Health Care	10.1%
Industrials	9.9%
Consumer Staples	2.5%
Energy	2.2%
Cash & Other	1.6%

Top 10 Issuers	(%)
Alphabet, Inc.	8.1%
Microsoft Corp.	6.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Meta Platforms, Inc.	5.5%
Amazon.com, Inc.	4.7%
Visa, Inc.	4.4%
Mastercard, Inc.	4.3%
KKR & Co., Inc.	3.8%
Berkshire Hathaway, Inc.	3.6%
Booking Holdings, Inc.	2.6%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR-SAR-115233843

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Flexible Equity Fund	PAGE 2	TSR-SAR-115233843

Brown Advisory Flexible Equity Fund
Investor Shares | BIAFX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$34	0.67%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,004,088,339
Number of Holdings	45
Net Advisory Fee	$2,174,863
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	24.8%
Information Technology	22.7%
Communication Services	14.6%
Consumer Discretionary	11.6%
Health Care	10.1%
Industrials	9.9%
Consumer Staples	2.5%
Energy	2.2%
Cash & Other	1.6%

Top 10 Issuers	(%)
Alphabet, Inc.	8.1%
Microsoft Corp.	6.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Meta Platforms, Inc.	5.5%
Amazon.com, Inc.	4.7%
Visa, Inc.	4.4%
Mastercard, Inc.	4.3%
KKR & Co., Inc.	3.8%
Berkshire Hathaway, Inc.	3.6%
Booking Holdings, Inc.	2.6%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR-SAR-115233868

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Flexible Equity Fund	PAGE 2	TSR-SAR-115233868

Brown Advisory Flexible Equity Fund
Advisor Shares | BAFAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$47	0.92%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,004,088,339
Number of Holdings	45
Net Advisory Fee	$2,174,863
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	24.8%
Information Technology	22.7%
Communication Services	14.6%
Consumer Discretionary	11.6%
Health Care	10.1%
Industrials	9.9%
Consumer Staples	2.5%
Energy	2.2%
Cash & Other	1.6%

Top 10 Issuers	(%)
Alphabet, Inc.	8.1%
Microsoft Corp.	6.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Meta Platforms, Inc.	5.5%
Amazon.com, Inc.	4.7%
Visa, Inc.	4.4%
Mastercard, Inc.	4.3%
KKR & Co., Inc.	3.8%
Berkshire Hathaway, Inc.	3.6%
Booking Holdings, Inc.	2.6%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR-SAR-115233850

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Flexible Equity Fund	PAGE 2	TSR-SAR-115233850

Brown Advisory Sustainable Growth Fund
Institutional Shares | BAFWX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$31	0.61%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$6,616,636,092
Number of Holdings	34
Net Advisory Fee	$21,167,065
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	46.3%
Financials	18.1%
Industrials	12.5%
Consumer Discretionary	9.2%
Health Care	7.8%
Communication Services	2.7%
Materials	2.1%
Cash & Other	1.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Microsoft Corp.	9.0%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.1%
Visa, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Intuit, Inc.	3.7%
Broadcom, Inc.	3.5%
Charles Schwab Corp.	3.3%
KKR & Co., Inc.	3.2%
Arthur J Gallagher & Co.	2.8%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-SAR-115233207

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Growth Fund	PAGE 2	TSR-SAR-115233207

Brown Advisory Sustainable Growth Fund
Investor Shares | BIAWX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$38	0.76%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$6,616,636,092
Number of Holdings	34
Net Advisory Fee	$21,167,065
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	46.3%
Financials	18.1%
Industrials	12.5%
Consumer Discretionary	9.2%
Health Care	7.8%
Communication Services	2.7%
Materials	2.1%
Cash & Other	1.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Microsoft Corp.	9.0%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.1%
Visa, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Intuit, Inc.	3.7%
Broadcom, Inc.	3.5%
Charles Schwab Corp.	3.3%
KKR & Co., Inc.	3.2%
Arthur J Gallagher & Co.	2.8%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-SAR-115233306

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Growth Fund	PAGE 2	TSR-SAR-115233306

Brown Advisory Sustainable Growth Fund
Advisor Shares | BAWAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$50	1.01%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$6,616,636,092
Number of Holdings	34
Net Advisory Fee	$21,167,065
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	46.3%
Financials	18.1%
Industrials	12.5%
Consumer Discretionary	9.2%
Health Care	7.8%
Communication Services	2.7%
Materials	2.1%
Cash & Other	1.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Microsoft Corp.	9.0%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.1%
Visa, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Intuit, Inc.	3.7%
Broadcom, Inc.	3.5%
Charles Schwab Corp.	3.3%
KKR & Co., Inc.	3.2%
Arthur J Gallagher & Co.	2.8%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-SAR-115233405

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Growth Fund	PAGE 2	TSR-SAR-115233405

Brown Advisory Mid-Cap Growth Fund
Institutional Shares | BAFMX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$41	0.82%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$28,165,997
Number of Holdings	63
Net Advisory Fee	$169,146
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	22.7%
Industrials	21.7%
Consumer Discretionary	19.2%
Health Care	17.9%
Financials	4.5%
Energy	4.0%
Real Estate	3.4%
Materials	2.4%
Communication Services	2.1%
Cash & Other	2.1%

Top 10 Issuers	(%)
Hilton Worldwide Holdings, Inc.	3.7%
CoStar Group, Inc.	3.4%
Dexcom, Inc.	3.0%
Cardinal Health, Inc.	2.8%
Cheniere Energy, Inc.	2.7%
HEICO Corp.	2.7%
Fair Isaac Corp.	2.6%
Verisk Analytics, Inc.	2.6%
First American Government Obligations Fund	2.5%
Alnylam Pharmaceuticals, Inc.	2.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Mid-Cap Growth Fund	PAGE 1	TSR-SAR-115233413

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mid-Cap Growth Fund	PAGE 2	TSR-SAR-115233413

Brown Advisory Mid-Cap Growth Fund
Investor Shares | BMIDX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$48	0.97%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$28,165,997
Number of Holdings	63
Net Advisory Fee	$169,146
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	22.7%
Industrials	21.7%
Consumer Discretionary	19.2%
Health Care	17.9%
Financials	4.5%
Energy	4.0%
Real Estate	3.4%
Materials	2.4%
Communication Services	2.1%
Cash & Other	2.1%

Top 10 Issuers	(%)
Hilton Worldwide Holdings, Inc.	3.7%
CoStar Group, Inc.	3.4%
Dexcom, Inc.	3.0%
Cardinal Health, Inc.	2.8%
Cheniere Energy, Inc.	2.7%
HEICO Corp.	2.7%
Fair Isaac Corp.	2.6%
Verisk Analytics, Inc.	2.6%
First American Government Obligations Fund	2.5%
Alnylam Pharmaceuticals, Inc.	2.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Mid-Cap Growth Fund	PAGE 1	TSR-SAR-115233439

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mid-Cap Growth Fund	PAGE 2	TSR-SAR-115233439

Brown Advisory Small-Cap Growth Fund
Institutional Shares | BAFSX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$50	0.97%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$616,675,828
Number of Holdings	72
Net Advisory Fee	$3,475,744
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	31.9%
Information Technology	25.1%
Health Care	20.9%
Financials	5.0%
Energy	4.7%
Consumer Discretionary	4.6%
Materials	3.0%
Real Estate	2.5%
Consumer Staples	1.8%
Cash & Other	0.5%

Top 10 Issuers	(%)
Establishment Labs Holdings, Inc.	4.3%
CCC Intelligent Solutions Holdings, Inc.	4.1%
Oceaneering International, Inc.	3.8%
Waste Connections, Inc.	3.6%
Prosperity Bancshares, Inc.	3.4%
HealthEquity, Inc.	3.3%
Dynatrace, Inc.	3.2%
Bruker Corp.	2.6%
StandardAero, Inc.	2.5%
Bio-Techne Corp.	2.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-SAR-115233819

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Growth Fund	PAGE 2	TSR-SAR-115233819

Brown Advisory Small-Cap Growth Fund
Investor Shares | BIASX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$57	1.12%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$616,675,828
Number of Holdings	72
Net Advisory Fee	$3,475,744
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	31.9%
Information Technology	25.1%
Health Care	20.9%
Financials	5.0%
Energy	4.7%
Consumer Discretionary	4.6%
Materials	3.0%
Real Estate	2.5%
Consumer Staples	1.8%
Cash & Other	0.5%

Top 10 Issuers	(%)
Establishment Labs Holdings, Inc.	4.3%
CCC Intelligent Solutions Holdings, Inc.	4.1%
Oceaneering International, Inc.	3.8%
Waste Connections, Inc.	3.6%
Prosperity Bancshares, Inc.	3.4%
HealthEquity, Inc.	3.3%
Dynatrace, Inc.	3.2%
Bruker Corp.	2.6%
StandardAero, Inc.	2.5%
Bio-Techne Corp.	2.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-SAR-115233835

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Growth Fund	PAGE 2	TSR-SAR-115233835

Brown Advisory Small-Cap Growth Fund
Advisor Shares | BASAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$70	1.37%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$616,675,828
Number of Holdings	72
Net Advisory Fee	$3,475,744
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	31.9%
Information Technology	25.1%
Health Care	20.9%
Financials	5.0%
Energy	4.7%
Consumer Discretionary	4.6%
Materials	3.0%
Real Estate	2.5%
Consumer Staples	1.8%
Cash & Other	0.5%

Top 10 Issuers	(%)
Establishment Labs Holdings, Inc.	4.3%
CCC Intelligent Solutions Holdings, Inc.	4.1%
Oceaneering International, Inc.	3.8%
Waste Connections, Inc.	3.6%
Prosperity Bancshares, Inc.	3.4%
HealthEquity, Inc.	3.3%
Dynatrace, Inc.	3.2%
Bruker Corp.	2.6%
StandardAero, Inc.	2.5%
Bio-Techne Corp.	2.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-SAR-115233827

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Growth Fund	PAGE 2	TSR-SAR-115233827

Brown Advisory Small-Cap Fundamental Value Fund
Institutional Shares | BAUUX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$51	0.95%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,076,960,162
Number of Holdings	63
Net Advisory Fee	$5,242,511
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	31.7%
Industrials	10.1%
Information Technology	9.3%
Materials	8.3%
Consumer Discretionary	8.0%
Health Care	7.2%
Real Estate	7.2%
Communication Services	6.1%
Energy	5.9%
Cash & Other	6.2%

Top 10 Issuers	(%)
NCR Atleos Corp.	3.6%
Cushman & Wakefield Ltd.	3.4%
Ingevity Corp.	2.8%
Global Net Lease, Inc.	2.6%
Talen Energy Corp.	2.6%
Brightstar Lottery PLC	2.4%
Oceaneering International, Inc.	2.3%
Towne Bank/Portsmouth VA	2.3%
Bancorp, Inc.	2.3%
Old National Bancorp	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-SAR-115233777

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 2	TSR-SAR-115233777

Brown Advisory Small-Cap Fundamental Value Fund
Investor Shares | BIAUX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$58	1.10%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,076,960,162
Number of Holdings	63
Net Advisory Fee	$5,242,511
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	31.7%
Industrials	10.1%
Information Technology	9.3%
Materials	8.3%
Consumer Discretionary	8.0%
Health Care	7.2%
Real Estate	7.2%
Communication Services	6.1%
Energy	5.9%
Cash & Other	6.2%

Top 10 Issuers	(%)
NCR Atleos Corp.	3.6%
Cushman & Wakefield Ltd.	3.4%
Ingevity Corp.	2.8%
Global Net Lease, Inc.	2.6%
Talen Energy Corp.	2.6%
Brightstar Lottery PLC	2.4%
Oceaneering International, Inc.	2.3%
Towne Bank/Portsmouth VA	2.3%
Bancorp, Inc.	2.3%
Old National Bancorp	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-SAR-115233793

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 2	TSR-SAR-115233793

Brown Advisory Small-Cap Fundamental Value Fund
Advisor Shares | BAUAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$72	1.35%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,076,960,162
Number of Holdings	63
Net Advisory Fee	$5,242,511
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	31.7%
Industrials	10.1%
Information Technology	9.3%
Materials	8.3%
Consumer Discretionary	8.0%
Health Care	7.2%
Real Estate	7.2%
Communication Services	6.1%
Energy	5.9%
Cash & Other	6.2%

Top 10 Issuers	(%)
NCR Atleos Corp.	3.6%
Cushman & Wakefield Ltd.	3.4%
Ingevity Corp.	2.8%
Global Net Lease, Inc.	2.6%
Talen Energy Corp.	2.6%
Brightstar Lottery PLC	2.4%
Oceaneering International, Inc.	2.3%
Towne Bank/Portsmouth VA	2.3%
Bancorp, Inc.	2.3%
Old National Bancorp	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-SAR-115233785

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 2	TSR-SAR-115233785

Brown Advisory Sustainable Small-Cap Core Fund
Institutional Shares | BAFYX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$49	0.93%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$102,546,814
Number of Holdings	74
Net Advisory Fee	$374,053
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Health Care	19.1%
Financials	18.9%
Industrials	18.8%
Information Technology	15.6%
Consumer Discretionary	5.7%
Materials	5.4%
Real Estate	5.0%
Communication Services	2.3%
Energy	2.3%
Cash & Other	6.9%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.9%
Bancorp, Inc.	2.4%
Bristow Group, Inc.	2.3%
Confluent, Inc.	2.2%
Eastern Bankshares, Inc.	2.2%
Old National Bancorp	2.0%
Guardian Pharmacy Services, Inc.	2.0%
Ingevity Corp.	1.9%
HealthEquity, Inc.	1.8%
Talen Energy Corp.	1.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 1	TSR-SAR-115233298

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 2	TSR-SAR-115233298

Brown Advisory Sustainable Small-Cap Core Fund
Investor Shares | BIAYX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$57	1.08%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$102,546,814
Number of Holdings	74
Net Advisory Fee	$374,053
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Health Care	19.1%
Financials	18.9%
Industrials	18.8%
Information Technology	15.6%
Consumer Discretionary	5.7%
Materials	5.4%
Real Estate	5.0%
Communication Services	2.3%
Energy	2.3%
Cash & Other	6.9%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.9%
Bancorp, Inc.	2.4%
Bristow Group, Inc.	2.3%
Confluent, Inc.	2.2%
Eastern Bankshares, Inc.	2.2%
Old National Bancorp	2.0%
Guardian Pharmacy Services, Inc.	2.0%
Ingevity Corp.	1.9%
HealthEquity, Inc.	1.8%
Talen Energy Corp.	1.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 1	TSR-SAR-115233280

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 2	TSR-SAR-115233280

Brown Advisory Sustainable Value Fund
Institutional Shares | BASVX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$37	0.70%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$178,507,962
Number of Holdings	42
Net Advisory Fee	$482,054
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Health Care	20.6%
Financials	19.9%
Information Technology	11.6%
Industrials	9.7%
Materials	7.7%
Communication Services	7.3%
Energy	5.7%
Consumer Discretionary	3.9%
Consumer Staples	3.3%
Cash & Other	10.3%

Top 10 Issuers	(%)
CRH PLC	4.7%
Cardinal Health, Inc.	4.4%
First American Government Obligations Fund	4.2%
Sanofi SA	4.1%
Bank of America Corp.	3.8%
Schlumberger NV	3.6%
American International Group, Inc.	3.5%
Willis Towers Watson PLC	3.4%
Unilever PLC	3.3%
Citigroup, Inc.	3.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Sustainable Value Fund	PAGE 1	TSR-SAR-115233256

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Value Fund	PAGE 2	TSR-SAR-115233256

Brown Advisory Sustainable Value Fund
Investor Shares | BISVX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$45	0.85%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$178,507,962
Number of Holdings	42
Net Advisory Fee	$482,054
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Health Care	20.6%
Financials	19.9%
Information Technology	11.6%
Industrials	9.7%
Materials	7.7%
Communication Services	7.3%
Energy	5.7%
Consumer Discretionary	3.9%
Consumer Staples	3.3%
Cash & Other	10.3%

Top 10 Issuers	(%)
CRH PLC	4.7%
Cardinal Health, Inc.	4.4%
First American Government Obligations Fund	4.2%
Sanofi SA	4.1%
Bank of America Corp.	3.8%
Schlumberger NV	3.6%
American International Group, Inc.	3.5%
Willis Towers Watson PLC	3.4%
Unilever PLC	3.3%
Citigroup, Inc.	3.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Sustainable Value Fund	PAGE 1	TSR-SAR-115233249

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Value Fund	PAGE 2	TSR-SAR-115233249

Brown Advisory Global Leaders Fund
Institutional Shares | BAFLX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,539,785,292
Number of Holdings	33
Net Advisory Fee	$8,110,201
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	31.8%
Information Technology	21.4%
Industrials	18.2%
Health Care	8.7%
Communication Services	7.6%
Consumer Discretionary	4.2%
Consumer Staples	3.7%
Cash & Other	4.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Microsoft Corp.	8.5%
Alphabet, Inc.	6.0%
Visa, Inc.	4.9%
London Stock Exchange Group PLC	4.9%
Deutsche Boerse AG	4.6%
First American Government Obligations Fund	4.3%
Mastercard, Inc.	4.1%
Roche Holding AG	3.7%
Unilever PLC	3.5%
Charles Schwab Corp.	3.2%

Top 10 Countries	(%)
United States	54.6%
United Kingdom	13.5%
Germany	6.3%
Switzerland	3.7%
Netherlands	3.4%
Taiwan	3.2%
China	3.0%
India	2.8%
France	2.8%
Sweden	2.4%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Global Leaders Fund	PAGE 1	TSR-SAR-115233355

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Global Leaders Fund	PAGE 2	TSR-SAR-115233355

Brown Advisory Global Leaders Fund
Investor Shares | BIALX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$46	0.90%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,539,785,292
Number of Holdings	33
Net Advisory Fee	$8,110,201
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	31.8%
Information Technology	21.4%
Industrials	18.2%
Health Care	8.7%
Communication Services	7.6%
Consumer Discretionary	4.2%
Consumer Staples	3.7%
Cash & Other	4.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Microsoft Corp.	8.5%
Alphabet, Inc.	6.0%
Visa, Inc.	4.9%
London Stock Exchange Group PLC	4.9%
Deutsche Boerse AG	4.6%
First American Government Obligations Fund	4.3%
Mastercard, Inc.	4.1%
Roche Holding AG	3.7%
Unilever PLC	3.5%
Charles Schwab Corp.	3.2%

Top 10 Countries	(%)
United States	54.6%
United Kingdom	13.5%
Germany	6.3%
Switzerland	3.7%
Netherlands	3.4%
Taiwan	3.2%
China	3.0%
India	2.8%
France	2.8%
Sweden	2.4%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Global Leaders Fund	PAGE 1	TSR-SAR-115233462

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Global Leaders Fund	PAGE 2	TSR-SAR-115233462

Brown Advisory Sustainable International Leaders Fund
Institutional Shares | BAILX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$47,289,650
Number of Holdings	35
Net Advisory Fee	$97,875
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	26.7%
Consumer Discretionary	18.9%
Financials	17.2%
Information Technology	10.4%
Health Care	7.6%
Communication Services	6.3%
Consumer Staples	2.0%
Cash & Other	10.9%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
First American Government Obligations Fund	11.3%
Howden Joinery Group PLC	4.0%
AIA Group Ltd.	3.9%
HDFC Bank Ltd.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6%
Experian PLC	3.4%
Cie Financiere Richemont SA	3.4%
Airbus SE	3.3%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
London Stock Exchange Group PLC	3.0%

Top 10 Countries	(%)
United Kingdom	23.0%
United States	14.2%
France	9.3%
China	7.9%
Netherlands	7.2%
Germany	6.7%
Switzerland	5.4%
Japan	4.5%
Canada	4.0%
India	3.7%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
Brown Advisory Sustainable International Leaders Fund	PAGE 1	TSR-SAR-115233272

30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable International Leaders Fund	PAGE 2	TSR-SAR-115233272

Brown Advisory Sustainable International Leaders Fund
Investor Shares | BISLX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$50	1.00%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$47,289,650
Number of Holdings	35
Net Advisory Fee	$97,875
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	26.7%
Consumer Discretionary	18.9%
Financials	17.2%
Information Technology	10.4%
Health Care	7.6%
Communication Services	6.3%
Consumer Staples	2.0%
Cash & Other	10.9%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
First American Government Obligations Fund	11.3%
Howden Joinery Group PLC	4.0%
AIA Group Ltd.	3.9%
HDFC Bank Ltd.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6%
Experian PLC	3.4%
Cie Financiere Richemont SA	3.4%
Airbus SE	3.3%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
London Stock Exchange Group PLC	3.0%

Top 10 Countries	(%)
United Kingdom	23.0%
United States	14.2%
France	9.3%
China	7.9%
Netherlands	7.2%
Germany	6.7%
Switzerland	5.4%
Japan	4.5%
Canada	4.0%
India	3.7%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
Brown Advisory Sustainable International Leaders Fund	PAGE 1	TSR-SAR-115233264

30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable International Leaders Fund	PAGE 2	TSR-SAR-115233264

Brown Advisory Intermediate Income Fund
Investor Shares | BIAIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$27	0.53%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$135,436,098
Number of Holdings	121
Net Advisory Fee	$193,964
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	36.3%
Agency Residential Mortgage-Backed Securities	27.7%
Corporate Bonds	25.6%
Asset-Backed Securities	4.2%
Money Market Funds	2.8%
Agency Commercial Mortgage-Backed Securities	2.4%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Non-Agency Residential Mortgage-Backed Securities	0.4%
Futures Contracts	0.0%
Cash & Other	0.1%

Top 10 Issuers	(%)
United States Treasury Note	36.3%
Federal National Mortgage Association	18.7%
Federal Home Loan Mortgage Corp.	9.1%
First American Government Obligations Fund	2.8%
Ginnie Mae II Pool	2.1%
Verizon Master Trust	1.0%
VeriSign, Inc.	1.0%
Brookfield Asset Management Ltd.	1.0%
Analog Devices, Inc.	1.0%
PNC Financial Services Group, Inc.	1.0%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Intermediate Income Fund	PAGE 1	TSR-SAR-115233744

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Intermediate Income Fund	PAGE 2	TSR-SAR-115233744

Brown Advisory Intermediate Income Fund
Advisor Shares | BAIAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$40	0.78%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$135,436,098
Number of Holdings	121
Net Advisory Fee	$193,964
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	36.3%
Agency Residential Mortgage-Backed Securities	27.7%
Corporate Bonds	25.6%
Asset-Backed Securities	4.2%
Money Market Funds	2.8%
Agency Commercial Mortgage-Backed Securities	2.4%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Non-Agency Residential Mortgage-Backed Securities	0.4%
Futures Contracts	0.0%
Cash & Other	0.1%

Top 10 Issuers	(%)
United States Treasury Note	36.3%
Federal National Mortgage Association	18.7%
Federal Home Loan Mortgage Corp.	9.1%
First American Government Obligations Fund	2.8%
Ginnie Mae II Pool	2.1%
Verizon Master Trust	1.0%
VeriSign, Inc.	1.0%
Brookfield Asset Management Ltd.	1.0%
Analog Devices, Inc.	1.0%
PNC Financial Services Group, Inc.	1.0%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Intermediate Income Fund	PAGE 1	TSR-SAR-115233736

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Intermediate Income Fund	PAGE 2	TSR-SAR-115233736

Brown Advisory Sustainable Bond Fund
Institutional Shares | BAISX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$21	0.41%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$573,952,202
Number of Holdings	179
Net Advisory Fee	$873,915
Portfolio Turnover	51%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	30.3%
Agency Residential Mortgage-Backed Securities	28.4%
U.S. Treasury Securities	24.8%
Money Market Funds	6.1%
Asset-Backed Securities	5.3%
Foreign Government Agency Issues	5.2%
Agency Commercial Mortgage-Backed Securities	4.1%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Municipal Bonds	0.9%
Cash & Other	-6.1%

Top 10 Issuers	(%)
Federal National Mortgage Association	21.1%
United States Treasury Note	15.6%
Federal Home Loan Mortgage Corp.	6.7%
First American Government Obligations Fund	6.1%
European Investment Bank	5.2%
United States Treasury Bond	5.1%
United States Treasury STRIP	4.1%
Kreditanstalt fuer Wiederaufbau	3.1%
Ginnie Mae II Pool	3.2%
Revvity, Inc.	1.5%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Sustainable Bond Fund	PAGE 1	TSR-SAR-115233389

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Bond Fund	PAGE 2	TSR-SAR-115233389

Brown Advisory Sustainable Bond Fund
Investor Shares | BASBX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$24	0.46%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$573,952,202
Number of Holdings	179
Net Advisory Fee	$873,915
Portfolio Turnover	51%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	30.3%
Agency Residential Mortgage-Backed Securities	28.4%
U.S. Treasury Securities	24.8%
Money Market Funds	6.1%
Asset-Backed Securities	5.3%
Foreign Government Agency Issues	5.2%
Agency Commercial Mortgage-Backed Securities	4.1%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Municipal Bonds	0.9%
Cash & Other	-6.1%

Top 10 Issuers	(%)
Federal National Mortgage Association	21.1%
United States Treasury Note	15.6%
Federal Home Loan Mortgage Corp.	6.7%
First American Government Obligations Fund	6.1%
European Investment Bank	5.2%
United States Treasury Bond	5.1%
United States Treasury STRIP	4.1%
Kreditanstalt fuer Wiederaufbau	3.1%
Ginnie Mae II Pool	3.2%
Revvity, Inc.	1.5%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Sustainable Bond Fund	PAGE 1	TSR-SAR-115233447

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Bond Fund	PAGE 2	TSR-SAR-115233447

Brown Advisory Maryland Bond Fund
Investor Shares | BIAMX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Maryland Bond Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$25	0.48%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$171,437,574
Number of Holdings	69
Net Advisory Fee	$252,703
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Municipal Bonds	97.2%
Money Market Funds	2.0%
Cash & Other	0.8%

Industry	(%)
Revenue Bonds	76.5%
General Obligation Bonds	20.7%
Cash & Other	2.8%

Top 10 Issuers	(%)
Maryland Economic Development Corporation	11.3%
County of Frederick MD	10.3%
Johns Hopkins Health System	6.0%
Maryland Stadium Authority	5.9%
MedStar Health	5.6%
State of Maryland Department of Transportation	4.9%
County of Baltimore MD	4.8%
State of Maryland	4.4%
Maryland Community Development Administration	3.8%
City of Baltimore MD	3.8%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Maryland Bond Fund	PAGE 1	TSR-SAR-115233751

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Maryland Bond Fund	PAGE 2	TSR-SAR-115233751

Brown Advisory Tax-Exempt Bond Fund
Institutional Shares | BTEIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$22	0.42%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,151,515,478
Number of Holdings	181
Net Advisory Fee	$1,617,340
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 States	(%)
Texas	13.0%
New York	8.8%
Illinois	8.2%
Alabama	7.6%
Wisconsin	7.5%
Florida	5.7%
California	5.1%
Kentucky	4.3%
Georgia	4.1%
New Jersey	3.1%

Top 10 Issuers	(%)
Public Finance Authority	5.8%
Black Belt Energy Gas District	3.9%
Kentucky Public Energy Authority	3.8%
Main Street Natural Gas, Inc.	3.0%
Miami-Dade County Florida Expressway Authority	2.8%
Southeast Energy Authority A Cooperative District	2.7%
First American Government Obligations Fund	2.7%
Tobacco Settlement Financing Corp.	2.5%
New Jersey Transportation Trust Fund Authority	2.3%
Texas Municipal Gas Acquisition and Supply Corp. II	2.1%

Security Type	(%)
Municipal Bonds	96.9%
Money Market Funds	2.7%
Cash & Other	0.4%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
Brown Advisory Tax-Exempt Bond Fund	PAGE 1	TSR-SAR-115233371

30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Tax-Exempt Bond Fund	PAGE 2	TSR-SAR-115233371

Brown Advisory Tax-Exempt Bond Fund
Investor Shares | BIAEX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$24	0.47%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,151,515,478
Number of Holdings	181
Net Advisory Fee	$1,617,340
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 States	(%)
Texas	13.0%
New York	8.8%
Illinois	8.2%
Alabama	7.6%
Wisconsin	7.5%
Florida	5.7%
California	5.1%
Kentucky	4.3%
Georgia	4.1%
New Jersey	3.1%

Top 10 Issuers	(%)
Public Finance Authority	5.8%
Black Belt Energy Gas District	3.9%
Kentucky Public Energy Authority	3.8%
Main Street Natural Gas, Inc.	3.0%
Miami-Dade County Florida Expressway Authority	2.8%
Southeast Energy Authority A Cooperative District	2.7%
First American Government Obligations Fund	2.7%
Tobacco Settlement Financing Corp.	2.5%
New Jersey Transportation Trust Fund Authority	2.3%
Texas Municipal Gas Acquisition and Supply Corp. II	2.1%

Security Type	(%)
Municipal Bonds	96.9%
Money Market Funds	2.7%
Cash & Other	0.4%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
Brown Advisory Tax-Exempt Bond Fund	PAGE 1	TSR-SAR-115233108

30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Tax-Exempt Bond Fund	PAGE 2	TSR-SAR-115233108

Brown Advisory Tax-Exempt Sustainable Bond Fund
Investor Shares | BITEX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Tax-Exempt Sustainable Bond Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$24	0.47%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$331,463,948
Number of Holdings	113
Net Advisory Fee	$462,804
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 States	(%)
California	16.7%
New York	11.1%
Wisconsin	8.6%
Texas	6.6%
Illinois	6.3%
Maryland	5.2%
Virginia	4.5%
Colorado	4.3%
Pennsylvania	3.1%
Georgia	2.9%

Top 10 Issuers	(%)
California Community Choice Financing Authority	9.4%
First American Government Obligations Fund	4.1%
Maryland Health & Higher Educational Facilities Authority	3.6%
California Earthquake Authority	3.3%
Public Finance Authority	3.2%
New York Transportation Development Corp.	3.0%
Utah Housing Corp.	2.8%
New York Liberty Development Corp.	2.5%
Northside Independent School District	2.3%
York County South Carolina Fort Mill School District No. 4	2.2%

Security Type	(%)
Municipal Bonds	95.4%
Money Market Funds	4.1%
Cash & Other	0.5%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
Brown Advisory Tax-Exempt Sustainable Bond Fund	PAGE 1	TSR-SAR-115233348

30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Tax-Exempt Sustainable Bond Fund	PAGE 2	TSR-SAR-115233348

Brown Advisory Mortgage Securities Fund
Institutional Shares | BAFZX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$23	0.45%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$267,513,719
Number of Holdings	322
Net Advisory Fee	$425,620
Portfolio Turnover	112%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	97.8%
Money Market Funds	10.6%
Asset-Backed Securities	5.5%
Agency Commercial Mortgage-Backed Securities	4.5%
Non-Agency Commercial Mortgage-Backed Securities	0.9%
Municipal Bonds	0.1%
Futures Contracts	0.0%
Cash & Other	-19.4%

Top 10 Issuers	(%)
Federal National Mortgage Association	65.4%
Federal Home Loan Mortgage Corp.	23.8%
First American Government Obligations Fund	10.6%
Ginnie Mae II Pool	8.4%
Government National Mortgage Association	3.5%
Verizon Master Trust	1.1%
Hyundai Auto Receivables Trust	1.0%
BX Trust	0.9%
Fannie Mae Grantor Trust	0.7%
Ford Credit Auto Owner Trust	0.7%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Mortgage Securities Fund	PAGE 1	TSR-SAR-115233546

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mortgage Securities Fund	PAGE 2	TSR-SAR-115233546

Brown Advisory Mortgage Securities Fund
Investor Shares | BIAZX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$26	0.50%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$267,513,719
Number of Holdings	322
Net Advisory Fee	$425,620
Portfolio Turnover	112%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	97.8%
Money Market Funds	10.6%
Asset-Backed Securities	5.5%
Agency Commercial Mortgage-Backed Securities	4.5%
Non-Agency Commercial Mortgage-Backed Securities	0.9%
Municipal Bonds	0.1%
Futures Contracts	0.0%
Cash & Other	-19.4%

Top 10 Issuers	(%)
Federal National Mortgage Association	65.4%
Federal Home Loan Mortgage Corp.	23.8%
First American Government Obligations Fund	10.6%
Ginnie Mae II Pool	8.4%
Government National Mortgage Association	3.5%
Verizon Master Trust	1.1%
Hyundai Auto Receivables Trust	1.0%
BX Trust	0.9%
Fannie Mae Grantor Trust	0.7%
Ford Credit Auto Owner Trust	0.7%
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Mortgage Securities Fund	PAGE 1	TSR-SAR-115233587

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mortgage Securities Fund	PAGE 2	TSR-SAR-115233587

Brown Advisory - WMC Strategic European Equity Fund
Institutional Shares | BAFHX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$54	1.03%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$700,994,548
Number of Holdings	68
Net Advisory Fee	$3,275,439
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	34.2%
Financials	20.3%
Consumer Staples	15.3%
Health Care	7.4%
Materials	7.2%
Communication Services	5.0%
Energy	2.5%
Consumer Discretionary	1.7%
Information Technology	1.0%
Cash & Other	5.4%

Top 10 Issuers	(%)
British American Tobacco PLC	4.9%
Unilever PLC	4.0%
Publicis Groupe SA	3.3%
AIB Group PLC	3.2%
Haleon PLC	3.1%
Erste Group Bank AG	2.6%
KBC Group NV	2.6%
Smiths Group PLC	2.5%
Bunzl PLC	2.5%
First American Government Obligations Fund	2.5%

Top 10 Countries	(%)
United Kingdom	27.5%
Germany	13.6%
France	11.3%
Ireland	7.3%
Switzerland	6.7%
Sweden	4.5%
Belgium	4.1%
Spain	4.0%
United States	4.0%
Denmark	3.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR-SAR-115233629

30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR-SAR-115233629

Brown Advisory - WMC Strategic European Equity Fund
Investor Shares | BIAHX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$62	1.18%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$700,994,548
Number of Holdings	68
Net Advisory Fee	$3,275,439
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	34.2%
Financials	20.3%
Consumer Staples	15.3%
Health Care	7.4%
Materials	7.2%
Communication Services	5.0%
Energy	2.5%
Consumer Discretionary	1.7%
Information Technology	1.0%
Cash & Other	5.4%

Top 10 Issuers	(%)
British American Tobacco PLC	4.9%
Unilever PLC	4.0%
Publicis Groupe SA	3.3%
AIB Group PLC	3.2%
Haleon PLC	3.1%
Erste Group Bank AG	2.6%
KBC Group NV	2.6%
Smiths Group PLC	2.5%
Bunzl PLC	2.5%
First American Government Obligations Fund	2.5%

Top 10 Countries	(%)
United Kingdom	27.5%
Germany	13.6%
France	11.3%
Ireland	7.3%
Switzerland	6.7%
Sweden	4.5%
Belgium	4.1%
Spain	4.0%
United States	4.0%
Denmark	3.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR-SAR-115233611

30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR-SAR-115233611

Brown Advisory - WMC Strategic European Equity Fund
Advisor Shares | BAHAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$75	1.43%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$700,994,548
Number of Holdings	68
Net Advisory Fee	$3,275,439
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	34.2%
Financials	20.3%
Consumer Staples	15.3%
Health Care	7.4%
Materials	7.2%
Communication Services	5.0%
Energy	2.5%
Consumer Discretionary	1.7%
Information Technology	1.0%
Cash & Other	5.4%

Top 10 Issuers	(%)
British American Tobacco PLC	4.9%
Unilever PLC	4.0%
Publicis Groupe SA	3.3%
AIB Group PLC	3.2%
Haleon PLC	3.1%
Erste Group Bank AG	2.6%
KBC Group NV	2.6%
Smiths Group PLC	2.5%
Bunzl PLC	2.5%
First American Government Obligations Fund	2.5%

Top 10 Countries	(%)
United Kingdom	27.5%
Germany	13.6%
France	11.3%
Ireland	7.3%
Switzerland	6.7%
Sweden	4.5%
Belgium	4.1%
Spain	4.0%
United States	4.0%
Denmark	3.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR-SAR-115233595

30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR-SAR-115233595

Brown Advisory Emerging Markets Select Fund
Institutional Shares | BAFQX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$61	1.11%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$789,764,120
Number of Holdings	106
Net Advisory Fee	$3,325,215
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	26.3%
Financials	24.7%
Consumer Discretionary	16.7%
Communication Services	7.8%
Industrials	5.5%
Consumer Staples	4.9%
Materials	3.9%
Real Estate	3.6%
Health Care	1.7%
Cash & Other	4.9%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	6.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.3%
SK Hynix, Inc.	2.5%
First American Government Obligations Fund	2.4%
HDFC Bank Ltd.	2.1%
DBS Group Holdings Ltd.	1.7%
KB Financial Group, Inc.	1.6%
AIA Group Ltd.	1.4%

Top 10 Countries	(%)
China	31.5%
Taiwan	16.3%
South Korea	15.5%
India	14.3%
Brazil	5.5%
United States	4.8%
Singapore	4.1%
Thailand	2.4%
Indonesia	1.4%
Hungary	1.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR-SAR-115233652

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Emerging Markets Select Fund	PAGE 2	TSR-SAR-115233652

Brown Advisory Emerging Markets Select Fund
Investor Shares | BIAQX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$69	1.26%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$789,764,120
Number of Holdings	106
Net Advisory Fee	$3,325,215
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	26.3%
Financials	24.7%
Consumer Discretionary	16.7%
Communication Services	7.8%
Industrials	5.5%
Consumer Staples	4.9%
Materials	3.9%
Real Estate	3.6%
Health Care	1.7%
Cash & Other	4.9%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	6.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.3%
SK Hynix, Inc.	2.5%
First American Government Obligations Fund	2.4%
HDFC Bank Ltd.	2.1%
DBS Group Holdings Ltd.	1.7%
KB Financial Group, Inc.	1.6%
AIA Group Ltd.	1.4%

Top 10 Countries	(%)
China	31.5%
Taiwan	16.3%
South Korea	15.5%
India	14.3%
Brazil	5.5%
United States	4.8%
Singapore	4.1%
Thailand	2.4%
Indonesia	1.4%
Hungary	1.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR-SAR-115233645

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Emerging Markets Select Fund	PAGE 2	TSR-SAR-115233645

Brown Advisory Emerging Markets Select Fund
Advisor Shares | BAQAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$83	1.51%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$789,764,120
Number of Holdings	106
Net Advisory Fee	$3,325,215
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	26.3%
Financials	24.7%
Consumer Discretionary	16.7%
Communication Services	7.8%
Industrials	5.5%
Consumer Staples	4.9%
Materials	3.9%
Real Estate	3.6%
Health Care	1.7%
Cash & Other	4.9%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	6.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.3%
SK Hynix, Inc.	2.5%
First American Government Obligations Fund	2.4%
HDFC Bank Ltd.	2.1%
DBS Group Holdings Ltd.	1.7%
KB Financial Group, Inc.	1.6%
AIA Group Ltd.	1.4%

Top 10 Countries	(%)
China	31.5%
Taiwan	16.3%
South Korea	15.5%
India	14.3%
Brazil	5.5%
United States	4.8%
Singapore	4.1%
Thailand	2.4%
Indonesia	1.4%
Hungary	1.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR-SAR-115233637

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Emerging Markets Select Fund	PAGE 2	TSR-SAR-115233637

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Institutional Shares | BVALX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$29	0.55%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,258,181,756
Number of Holdings	28
Net Advisory Fee	$3,362,604
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	19.4%
Health Care	19.2%
Information Technology	18.3%
Industrials	12.7%
Communication Services	9.4%
Consumer Discretionary	6.5%
Consumer Staples	6.3%
Materials	4.6%
Cash & Other	3.6%

Top 10 Issuers	(%)
Omnicom Group, Inc.	5.8%
Merck & Co., Inc.	5.4%
Chubb Ltd.	5.4%
Medtronic PLC	5.1%
Westinghouse Air Brake Technologies Corp.	5.0%
Ameriprise Financial, Inc.	4.8%
eBay, Inc.	4.7%
Amgen, Inc.	4.6%
PPG Industries, Inc.	4.6%
NetApp, Inc.	4.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 1	TSR-SAR-115233421

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 2	TSR-SAR-115233421

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Investor Shares | BIAVX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$36	0.70%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,258,181,756
Number of Holdings	28
Net Advisory Fee	$3,362,604
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	19.4%
Health Care	19.2%
Information Technology	18.3%
Industrials	12.7%
Communication Services	9.4%
Consumer Discretionary	6.5%
Consumer Staples	6.3%
Materials	4.6%
Cash & Other	3.6%

Top 10 Issuers	(%)
Omnicom Group, Inc.	5.8%
Merck & Co., Inc.	5.4%
Chubb Ltd.	5.4%
Medtronic PLC	5.1%
Westinghouse Air Brake Technologies Corp.	5.0%
Ameriprise Financial, Inc.	4.8%
eBay, Inc.	4.7%
Amgen, Inc.	4.6%
PPG Industries, Inc.	4.6%
NetApp, Inc.	4.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 1	TSR-SAR-115233314

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 2	TSR-SAR-115233314

Brown Advisory - WMC Japan Equity Fund
Institutional Shares | BAFJX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory - WMC Japan Equity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$50	0.95%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$499,301,042
Number of Holdings	79
Net Advisory Fee	$1,652,835
Portfolio Turnover	38%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	16.8%
Materials	16.6%
Financials	16.4%
Consumer Discretionary	15.7%
Health Care	12.0%
Information Technology	9.4%
Communication Services	4.7%
Real Estate	3.8%
Consumer Staples	2.6%
Cash & Other	2.0%

Top 10 Issuers	(%)
Shin-Etsu Chemical Co. Ltd.	3.3%
KDDI Corp.	3.1%
Sony Group Corp.	2.9%
Otsuka Holdings Co. Ltd.	2.8%
Dai-ichi Life Holdings, Inc.	2.7%
Shionogi & Co. Ltd.	2.6%
Daiichi Sankyo Co. Ltd.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
Isuzu Motors Ltd.	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.2%

Top Countries	(%)
Japan	98.0%
United States	1.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory - WMC Japan Equity Fund	PAGE 1	TSR-SAR-115233231

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Japan Equity Fund	PAGE 2	TSR-SAR-115233231

Brown Advisory - WMC Japan Equity Fund
Investor Shares | BIJEX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Brown Advisory - WMC Japan Equity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$58	1.10%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$499,301,042
Number of Holdings	79
Net Advisory Fee	$1,652,835
Portfolio Turnover	38%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	16.8%
Materials	16.6%
Financials	16.4%
Consumer Discretionary	15.7%
Health Care	12.0%
Information Technology	9.4%
Communication Services	4.7%
Real Estate	3.8%
Consumer Staples	2.6%
Cash & Other	2.0%

Top 10 Issuers	(%)
Shin-Etsu Chemical Co. Ltd.	3.3%
KDDI Corp.	3.1%
Sony Group Corp.	2.9%
Otsuka Holdings Co. Ltd.	2.8%
Dai-ichi Life Holdings, Inc.	2.7%
Shionogi & Co. Ltd.	2.6%
Daiichi Sankyo Co. Ltd.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
Isuzu Motors Ltd.	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.2%

Top Countries	(%)
Japan	98.0%
United States	1.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory - WMC Japan Equity Fund	PAGE 1	TSR-SAR-115233223

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Japan Equity Fund	PAGE 2	TSR-SAR-115233223

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a-b)

Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Mid-Cap Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Sustainable Small-Cap Core Fund
Brown Advisory Sustainable Value Fund
Brown Advisory Global Leaders Fund
Brown Advisory Sustainable International Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Tax-Exempt Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory - WMC Strategic European Equity Fund
BROWN ADVISORY EMERGING MARKETS SELECT FUND
Brown Advisory - Beutel Goodman Large-Cap Value Fund
Brown Advisory - WMC Japan Equity Fund
Core Financial Statements
December 31, 2025 (Unaudited)

Brown Advisory Growth Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 12.0%
Alphabet, Inc. - Class C	47,048	$14,763,662
Meta Platforms, Inc. - Class A	20,538	13,556,929
Netflix, Inc.(a)	144,563	13,554,227
Trade Desk, Inc. - Class A(a)	121,171	4,599,651
		46,474,469
Consumer Discretionary - 11.2%
Amazon.com, Inc.(a)	81,721	18,862,841
DraftKings, Inc. - Class A(a)	208,997	7,202,037
Hilton Worldwide Holdings, Inc.	59,955	17,222,074
		43,286,952
Consumer Staples - 3.3%
Costco Wholesale Corp.	14,798	12,760,907
Financials - 8.1%
Mastercard, Inc. - Class A	23,425	13,372,864
Progressive Corp.	49,072	11,174,676
S&P Global, Inc.	13,471	7,039,810
		31,587,350
Health Care - 11.0%
Danaher Corp.	55,111	12,616,010
Intuitive Surgical, Inc.(a)	27,506	15,578,298
Veeva Systems, Inc. - Class A(a)	25,050	5,591,911
West Pharmaceutical Services, Inc.	32,383	8,909,859
		42,696,078
Industrials - 14.1%
Cintas Corp.	50,599	9,516,154
Generac Holdings, Inc.(a)	60,851	8,298,251
Trane Technologies PLC	23,226	9,039,559
TransDigm Group, Inc.	6,470	8,604,129
Uber Technologies, Inc.(a)	149,208	12,191,786
Veralto Corp.	70,705	7,054,945
		54,704,824
Information Technology - 35.7%
Autodesk, Inc.(a)	36,166	10,705,498
Broadcom, Inc.	48,442	16,765,776
Cadence Design Systems, Inc.(a)	28,700	8,971,046
Datadog, Inc. - Class A(a)	66,160	8,997,098
Fair Isaac Corp.(a)	6,503	10,994,102
Intuit, Inc.	20,206	13,384,859
Marvell Technology, Inc.	138,458	11,766,161
Microsoft Corp.	39,052	18,886,328
NVIDIA Corp.	103,055	19,219,757
Samsara, Inc. - Class A(a)	259,164	9,187,364
ServiceNow, Inc.(a)	62,676	9,601,336
		138,479,325
Real Estate - 2.1%
CoStar Group, Inc.(a)	121,702	8,183,243
TOTAL COMMON STOCKS (Cost $216,227,934)		378,173,148

	Shares	Value
SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
First American Government Obligations Fund - Class Z, 3.63%(b)	6,609,796	$6,609,796
TOTAL SHORT-TERM INVESTMENTS (Cost $6,609,796)		6,609,796
TOTAL INVESTMENTS - 99.2% (Cost $222,837,730)		$384,782,944
Other Assets in Excess of Liabilities - 0.8%		3,139,292
TOTAL NET ASSETS - 100.0%		$387,922,236

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Brown Advisory Flexible Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Communication Services - 14.6%
Alphabet, Inc. - Class A	135,269	$42,339,197
Alphabet, Inc. - Class C	125,631	39,423,008
Meta Platforms, Inc. - Class A	82,914	54,730,702
T-Mobile US, Inc.	52,278	10,614,525
		147,107,432
Consumer Discretionary - 11.6%
Amazon.com, Inc.(a)	205,901	47,526,069
Amer Sports, Inc.(a)	494,916	18,485,113
Booking Holdings, Inc.	4,965	26,589,213
Lowe’s Cos., Inc.	38,413	9,263,679
TJX Cos., Inc.	95,734	14,705,700
		116,569,774
Consumer Staples - 2.5%
Mondelez International, Inc. - Class A	214,156	11,528,018
Nomad Foods Ltd.	346,873	4,339,381
US Foods Holding Corp.(a)	126,354	9,516,983
		25,384,382
Energy - 2.2%
Suncor Energy, Inc.	487,384	21,620,354
Financials - 24.8%
American International Group, Inc.	147,519	12,620,250
Bank of America Corp.	345,859	19,022,245
Berkshire Hathaway, Inc. - Class B(a)	71,877	36,128,974
Charles Schwab Corp.	228,444	22,823,840
First Citizens BancShares, Inc. - Class A	9,041	19,403,613
KKR & Co., Inc.	297,715	37,952,708
Mastercard, Inc. - Class A	76,427	43,630,646
Progressive Corp.	57,090	13,000,535
Visa, Inc. - Class A	127,122	44,582,957
		249,165,768
Health Care - 10.1%
Align Technology, Inc.(a)	62,325	9,732,049
Danaher Corp.	60,740	13,904,601
Edwards Lifesciences Corp.(a)	238,458	20,328,544
Elevance Health, Inc.	74,288	26,041,658
Illumina, Inc.(a)	74,780	9,808,145
UnitedHealth Group, Inc.	65,016	21,462,432
		101,277,429
Industrials - 9.9%
Canadian National Railway Co.	58,035	5,736,760
Carrier Global Corp.	363,751	19,220,603
Ferguson Enterprises, Inc.	47,098	10,485,428
GE Aerospace	50,895	15,677,187
Old Dominion Freight Line, Inc.	82,249	12,896,643
Uber Technologies, Inc.(a)	159,618	13,042,387
United Rentals, Inc.	27,208	22,019,978
		99,078,986

	Shares	Value
Information Technology - 22.7%
Analog Devices, Inc.	63,700	$17,275,440
Apple, Inc.	51,464	13,991,003
Autodesk, Inc.(a)	46,898	13,882,277
Intuit, Inc.	36,108	23,918,661
KLA Corp.	14,188	17,239,555
Marvell Technology, Inc.	95,057	8,077,944
Microsoft Corp.	141,433	68,399,828
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	184,965	56,209,014
Workday, Inc. - Class A(a)	41,641	8,943,654
		227,937,376
TOTAL COMMON STOCKS (Cost $372,989,836)		988,141,501
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Government Obligations Fund - Class Z, 3.63%(b)	16,055,687	16,055,687
TOTAL SHORT-TERM INVESTMENTS (Cost $16,055,687)		16,055,687
TOTAL INVESTMENTS - 100.0% (Cost $389,045,523)		$1,004,197,188
Liabilities in Excess of Other Assets - (0.0)%(c)		(108,849)
TOTAL NET ASSETS - 100.0%		$1,004,088,339

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Brown Advisory Sustainable Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Communication Services - 2.7%
Spotify Technology SA(a)	303,573	$176,287,877
Consumer Discretionary - 9.2%
Airbnb, Inc. - Class A(a)	1,021,964	138,700,954
Amazon.com, Inc.(a)	2,045,232	472,080,450
		610,781,404
Financials - 18.1%
Ares Management Corp.	864,639	139,751,602
Arthur J Gallagher & Co.	723,697	187,285,547
Charles Schwab Corp.	2,173,419	217,146,292
KKR & Co., Inc.	1,641,305	209,233,561
Progressive Corp.	713,550	162,489,606
Visa, Inc. - Class A	811,576	284,627,819
		1,200,534,427
Health Care - 7.8%
Danaher Corp.	778,063	178,114,182
Intuitive Surgical, Inc.(a)	316,699	179,365,645
West Pharmaceutical Services, Inc.	576,612	158,649,026
		516,128,853
Industrials - 12.5%
Carrier Global Corp.	2,872,820	151,799,809
Equifax, Inc.	655,833	142,302,644
GE Aerospace	482,775	148,709,183
Uber Technologies, Inc.(a)	1,742,031	142,341,353
Veralto Corp.	1,167,746	116,517,696
Verisk Analytics, Inc.	549,801	122,984,986
		824,655,671
Information Technology - 46.3%
Broadcom, Inc.	659,743	228,337,052
Cadence Design Systems, Inc.(a)	506,234	158,238,624
Datadog, Inc. - Class A(a)	998,877	135,837,283
Dynatrace, Inc.(a)	2,471,128	107,098,688
Intuit, Inc.	367,713	243,580,446
Marvell Technology, Inc.	1,483,421	126,061,117
Microsoft Corp.	1,230,490	595,089,574
Monolithic Power Systems, Inc.	174,920	158,540,491
NVIDIA Corp.	3,044,388	567,778,362
Samsara, Inc. - Class A(a)	3,166,898	112,266,534
ServiceNow, Inc.(a)	827,123	126,706,972
Shopify, Inc. - Class A(a)	659,650	106,183,861
Snowflake, Inc.(a)	521,315	114,355,658
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	926,824	281,652,545
		3,061,727,207
Materials - 2.1%
Ecolab, Inc.	521,595	136,929,119
TOTAL COMMON STOCKS (Cost $3,833,320,600)		6,527,044,558

	Shares	Value
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class Z, 3.63%(b)	55,020,610	$55,020,610
TOTAL SHORT-TERM INVESTMENTS (Cost $55,020,610)		55,020,610
TOTAL INVESTMENTS - 99.5% (Cost $3,888,341,210)		$6,582,065,168
Other Assets in Excess of Liabilities - 0.5%		34,570,924
TOTAL NET ASSETS - 100.0%		$6,616,636,092

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.8%
Communication Services - 2.1%
ROBLOX Corp. - Class A(a)	3,057	$247,709
Trade Desk, Inc. - Class A(a)	8,735	331,580
		579,289
Consumer Discretionary - 19.2%
Amer Sports, Inc.(a)	4,318	161,277
Bright Horizons Family Solutions, Inc.(a)	3,295	334,113
Carvana Co.(a)	387	163,322
Chipotle Mexican Grill, Inc.(a)	4,753	175,861
Coupang, Inc. - Class A(a)	27,198	641,601
Domino’s Pizza, Inc.	1,174	489,347
DoorDash, Inc. - Class A(a)	1,924	435,748
DraftKings, Inc. - Class A(a)	13,471	464,211
Expedia Group, Inc.	2,283	646,797
Hilton Worldwide Holdings, Inc.	3,646	1,047,313
Ross Stores, Inc.	2,623	472,507
Ulta Beauty, Inc.(a)	634	383,576
		5,415,673
Consumer Staples - 0.9%
Casey’s General Stores, Inc.	435	240,429
Energy - 4.0%
Cheniere Energy, Inc.	3,941	766,091
Oceaneering International, Inc.(a)	15,083	362,445
		1,128,536
Financials - 4.5%
Ares Management Corp.	4,147	670,280
Arthur J Gallagher & Co.	1,712	443,048
Tradeweb Markets, Inc. - Class A	1,398	150,341
		1,263,669
Health Care - 17.9%
Alnylam Pharmaceuticals, Inc.(a)	1,748	695,092
Bruker Corp.	6,461	304,378
Cardinal Health, Inc.	3,850	791,175
Dexcom, Inc.(a)	12,580	834,934
HealthEquity, Inc.(a)	4,886	447,606
Insulet Corp.(a)	2,049	582,408
Medline, Inc.(a)	9,276	389,592
Veeva Systems, Inc. - Class A(a)	2,477	552,941
West Pharmaceutical Services, Inc.	1,633	449,304
		5,047,430
Industrials - 21.7%
AAON, Inc.	2,337	178,196
Applied Industrial Technologies, Inc.	1,512	388,236
Axon Enterprise, Inc.(a)	513	291,348
Carlisle Cos., Inc.	949	303,547
Comfort Systems USA, Inc.	411	383,582
Equifax, Inc.	2,796	606,676
HEICO Corp. - Class A	3,015	761,077
Old Dominion Freight Line, Inc.	2,673	419,127
OPENLANE, Inc.(a)	17,213	512,603
Parsons Corp.(a)	4,699	290,398
SiteOne Landscape Supply, Inc.(a)	3,257	405,692

	Shares	Value
Verisk Analytics, Inc.	3,224	$721,177
Voyager Technologies, Inc. - Class A(a)	6,438	168,289
Waste Connections, Inc.	3,913	686,184
		6,116,132
Information Technology - 22.7%
CCC Intelligent Solutions Holdings, Inc.(a)	63,152	502,058
Cloudflare, Inc. - Class A(a)	2,120	417,958
Datadog, Inc. - Class A(a)	1,976	268,716
Dynatrace, Inc.(a)	12,956	561,513
Fair Isaac Corp.(a)	427	721,895
Gartner, Inc.(a)	1,301	328,216
HubSpot, Inc.(a)	1,296	520,085
Lattice Semiconductor Corp.(a)	5,014	368,930
Marvell Technology, Inc.	3,965	336,946
Monolithic Power Systems, Inc.	393	356,200
Onestream, Inc. - Class A(a)	15,856	291,433
Pure Storage, Inc. - Class A(a)	5,500	368,555
Samsara, Inc. - Class A(a)	7,942	281,544
Tyler Technologies, Inc.(a)	996	452,134
Workday, Inc. - Class A(a)	1,317	282,865
Zscaler, Inc.(a)	1,490	335,131
		6,394,179
Materials - 2.4%
Vulcan Materials Co.	2,355	671,693
Real Estate - 3.4%
CoStar Group, Inc.(a)	14,083	946,941
Utilities - 2.0%
Vistra Corp.	3,564	574,980
TOTAL COMMON STOCKS (Cost $21,819,194)		28,378,951
SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
First American Government Obligations Fund - Class Z, 3.63%(b)	703,128	703,128
TOTAL SHORT-TERM INVESTMENTS (Cost $703,128)		703,128
TOTAL INVESTMENTS - 103.3% (Cost $22,522,322)		$29,082,079
Liabilities in Excess of Other Assets - (3.3)%		(916,082)
TOTAL NET ASSETS - 100.0%		$28,165,997

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Communication Services - 0.2%
Take-Two Interactive Software, Inc.(a)	4,150	$1,062,525
Consumer Discretionary - 4.6%
Bright Horizons Family Solutions, Inc.(a)	134,307	13,618,730
Mister Car Wash, Inc.(a)	2,190,258	12,177,834
TopBuild Corp.(a)	6,504	2,713,404
		28,509,968
Consumer Staples - 1.8%
Casey’s General Stores, Inc.	20,479	11,318,948
Energy - 4.7%
Cactus, Inc. - Class A	91,537	4,181,410
Oceaneering International, Inc.(a)	987,524	23,730,202
Schlumberger NV	20,531	787,980
		28,699,592
Financials - 5.0%
DigitalBridge Group, Inc. - Class A	381,341	5,849,771
Houlihan Lokey, Inc. - Class A	22,755	3,963,693
Prosperity Bancshares, Inc.	303,153	20,950,904
		30,764,368
Health Care - 20.9%
Bio-Techne Corp.	249,091	14,649,042
BrightSpring Health Services, Inc.(a)	115,805	4,336,897
Bruker Corp.	344,755	16,241,408
Cytokinetics, Inc.(a)	86,687	5,508,092
Encompass Health Corp.	124,642	13,229,502
Establishment Labs Holdings, Inc.(a)	363,630	26,501,354
HealthEquity, Inc.(a)	221,629	20,303,433
Kestra Medical Technologies Ltd.(a)	258,048	6,843,433
Neurocrine Biosciences, Inc.(a)	21,655	3,071,328
OrthoPediatrics Corp.(a)	351,132	6,236,104
Phreesia, Inc.(a)	19,504	330,008
SI-BONE, Inc.(a)	390,982	7,710,165
Vaxcyte, Inc.(a)	82,849	3,822,653
		128,783,419
Industrials - 31.9%
AAON, Inc.	117,530	8,961,662
Andersen Group, Inc.(a)	182,645	4,735,985
Applied Industrial Technologies, Inc.	35,200	9,038,304
BWX Technologies, Inc.	25,501	4,407,593
Casella Waste Systems, Inc. - Class A(a)	102,208	10,010,252
Curtiss-Wright Corp.	20,113	11,087,693
Enerpac Tool Group Corp.	114,115	4,363,758
EnPro, Inc.	45,700	9,785,741
Generac Holdings, Inc.(a)	16,803	2,291,425
IDEX Corp.	26,575	4,728,755
Kadant, Inc.	30,129	8,587,368
MSA Safety, Inc.	59,279	9,492,939

	Shares	Value
Mueller Water Products, Inc. - Class A	136,638	$3,254,717
OPENLANE, Inc.(a)	413,444	12,312,362
Parsons Corp.(a)	128,302	7,929,064
Rentokil Initial PLC - ADR	8,624	254,063
Simpson Manufacturing Co., Inc.	53,624	8,658,667
SiteOne Landscape Supply, Inc.(a)	51,673	6,436,389
SPX Technologies, Inc.(a)	35,156	7,033,309
StandardAero, Inc.(a)	546,429	15,671,584
Valmont Industries, Inc.	26,388	10,616,420
Waste Connections, Inc.	127,352	22,332,447
Woodward, Inc.	18,661	5,641,594
Zurn Elkay Water Solutions Corp.	191,304	8,893,723
		196,525,814
Information Technology - 25.1%
CCC Intelligent Solutions Holdings, Inc.(a)	3,163,460	25,149,507
Clearwater Analytics Holdings, Inc. - Class A(a)	377,027	9,093,891
Confluent, Inc. - Class A(a)	256,629	7,760,461
Dynatrace, Inc.(a)	449,727	19,491,168
Entegris, Inc.	135,230	11,393,128
Guidewire Software, Inc.(a)	35,542	7,144,297
Lattice Semiconductor Corp.(a)	167,557	12,328,844
Mirion Technologies, Inc. - Class A(a)	256,483	6,006,832
Novanta, Inc.(a)	83,704	9,959,939
Onestream, Inc. - Class A(a)	500,103	9,191,893
Power Integrations, Inc.	111,383	3,958,552
SailPoint, Inc.(a)	109,002	2,205,110
SiTime Corp.(a)	29,330	10,359,063
Universal Display Corp.	96,754	11,298,932
Vertex, Inc. - Class A(a)	454,309	9,072,551
		154,414,168
Materials - 3.0%
Eagle Materials, Inc.	44,007	9,095,367
HB Fuller Co.	109,820	6,529,897
James Hardie Industries PLC(a)	148,331	3,077,868
		18,703,132
Real Estate - 1.3%
FirstService Corp.	52,956	8,236,247
TOTAL COMMON STOCKS (Cost $464,647,760)		607,018,181
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.2%
Real Estate - 1.2%
EastGroup Properties, Inc.	40,881	7,282,541
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,845,041)		7,282,541

The accompanying notes are an integral part of these financial statements.

5

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
PRIVATE PLACEMENTS - 0.1%
StepStone VC Global Partners IV-B, L.P(a)(b)(c)	19,200	$475,020
StepStone VC Global Partners V-B, L.P.(a)(b)(d)	91,769	92,522
TOTAL PRIVATE PLACEMENTS (Cost $0)		567,542
CONTINGENT VALUE RIGHTS - 0.0%(c)
Sanofi SA (Acquired in July 2025)(a)	14,431	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class Z, 3.63%(e)	2,760,282	2,760,282
TOTAL SHORT-TERM INVESTMENTS (Cost $2,760,282)		2,760,282
TOTAL INVESTMENTS - 100.2% (Cost $471,253,083)		$617,628,546
Liabilities in Excess of Other Assets - (0.2)%		(952,718)
TOTAL NET ASSETS - 100.0%		$616,675,828

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
These securities are being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report..

(c)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

(d)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Communication Services - 6.1%
Cable One, Inc.	97,357	$10,986,737
Cars.com, Inc.(a)	1,057,689	12,903,806
IAC, Inc.(a)	351,854	13,757,491
John Wiley & Sons, Inc. - Class A	523,882	16,046,506
Nexstar Media Group, Inc.	61,439	12,475,189
		66,169,729
Consumer Discretionary - 8.0%
Brightstar Lottery PLC	1,665,161	25,776,692
La-Z-Boy, Inc.	301,758	11,246,521
Murphy USA, Inc.	38,754	15,638,014
Signet Jewelers Ltd.	261,114	21,641,128
YETI Holdings, Inc.(a)	264,422	11,679,520
		85,981,875
Consumer Staples - 1.7%
Nomad Foods Ltd.	1,499,338	18,756,718
Energy - 5.9%
Bristow Group, Inc.(a)	617,222	22,602,670
Oceaneering International, Inc.(a)	1,051,073	25,257,284
REX American Resources Corp.(a)	501,197	16,198,687
		64,058,641
Financials - 31.7%
Assured Guaranty Ltd.	202,984	18,242,172
Bancorp, Inc.(a)	364,851	24,634,740
Cass Information Systems, Inc.	300,813	12,489,756
Dime Community Bancshares, Inc.	521,047	15,678,304
Eastern Bankshares, Inc.	1,027,206	18,931,407
Euronet Worldwide, Inc.(a)	232,758	17,715,211
First Interstate BancSystem, Inc.	350,673	12,133,286
Hanover Insurance Group, Inc.	98,774	18,052,924
Horace Mann Educators Corp.	403,604	18,638,433
MGIC Investment Corp.	570,434	16,668,081
NCR Atleos Corp.(a)	1,009,720	38,480,429
Old National Bancorp	1,075,648	23,997,707
Peapack-Gladstone Financial Corp.	267,730	7,456,281
Peoples Bancorp, Inc.	352,799	10,594,554
Seacoast Banking Corp. of Florida	519,629	16,326,743
Towne Bank/Portsmouth VA	748,842	24,988,858
Virtus Investment Partners, Inc.	48,442	7,903,312
White Mountains Insurance Group Ltd.	8,743	18,168,216
WSFS Financial Corp.	361,542	19,971,580
		341,071,994
Health Care - 7.2%
Acadia Healthcare Co., Inc.(a)	377,138	5,351,588
Avanos Medical, Inc.(a)	1,111,802	12,485,537
BrightSpring Health Services, Inc.(a)	580,831	21,752,121

	Shares	Value
Guardian Pharmacy Services, Inc. - Class A(a)	748,133	$22,511,322
ICU Medical, Inc.(a)	110,117	15,710,392
		77,810,960
Industrials - 10.1%
Cadre Holdings, Inc.	311,919	12,738,772
Ducommun, Inc.(a)	240,083	22,839,096
EnPro, Inc.	106,809	22,871,011
Modine Manufacturing Co.(a)	38,990	5,205,555
Sensata Technologies Holding PLC	574,215	19,115,617
Tennant Co.	226,378	16,684,059
Thermon Group Holdings, Inc.(a)	237,247	8,816,098
		108,270,208
Information Technology - 9.3%
Bel Fuse, Inc. - Class A	77,507	11,765,563
Bel Fuse, Inc. - Class B	64,038	10,862,766
CTS Corp.	505,451	21,668,684
Globant SA(a)	193,295	12,635,694
NCR Voyix Corp.(a)	1,700,904	17,349,221
OSI Systems, Inc.(a)	68,764	17,538,946
PC Connection, Inc.	150,761	8,707,955
		100,528,829
Materials - 8.3%
Eagle Materials, Inc.	79,161	16,360,996
Ecovyst, Inc.(a)	2,398,704	23,339,390
Ingevity Corp.(a)	508,852	30,113,861
Innospec, Inc.	175,336	13,420,217
Orion S.A.	1,203,488	6,354,417
		89,588,881
Real Estate - 3.4%
Cushman & Wakefield Ltd.(a)	2,246,053	36,363,598
Utilities - 4.2%
Portland General Electric Co.	357,998	17,180,324
Talen Energy Corp.(a)	73,499	27,550,365
		44,730,689
TOTAL COMMON STOCKS (Cost $863,946,788)		1,033,332,122
REAL ESTATE INVESTMENT TRUSTS - 3.8%
Real Estate - 3.8%
Curbline Properties Corp.	574,451	13,333,008
Global Net Lease, Inc.	3,205,913	27,570,852
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $33,573,435)		40,903,860

The accompanying notes are an integral part of these financial statements.

7

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class Z, 3.63%(b)	10,696,661	$10,696,661
TOTAL SHORT-TERM INVESTMENTS (Cost $10,696,661)		10,696,661
TOTAL INVESTMENTS - 100.7% (Cost $908,216,884)		$1,084,932,643
Liabilities in Excess of Other Assets - (0.7)%		(7,972,481)
TOTAL NET ASSETS - 100.0%		$1,076,960,162

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

8

Brown Advisory Sustainable Small-Cap Core Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.8%
Communication Services - 2.3%
John Wiley & Sons, Inc. - Class A	39,059	$1,196,377
Nexstar Media Group, Inc.	5,786	1,174,847
		2,371,224
Consumer Discretionary - 5.7%
Bright Horizons Family Solutions, Inc.(a)	14,009	1,420,513
First Watch Restaurant Group, Inc.(a)	61,417	926,168
TopBuild Corp.(a)	1,827	762,206
Wyndham Hotels & Resorts, Inc.	20,557	1,553,287
YETI Holdings, Inc.(a)	26,293	1,161,362
		5,823,536
Consumer Staples - 1.3%
Nomad Foods Ltd.	108,729	1,360,200
Energy - 2.3%
Bristow Group, Inc.(a)	64,056	2,345,731
Financials - 18.9%
Assured Guaranty Ltd.	14,821	1,331,963
Bancorp, Inc.(a)	36,241	2,446,992
DigitalBridge Group, Inc. - Class A	110,119	1,689,226
Eastern Bankshares, Inc.	122,682	2,261,029
Euronet Worldwide, Inc.(a)	20,557	1,564,593
Horace Mann Educators Corp.	32,891	1,518,907
MGIC Investment Corp.	48,829	1,426,784
NCR Atleos Corp.(a)	46,748	1,781,566
Old National Bancorp	92,481	2,063,251
Prosperity Bancshares, Inc.	11,776	813,839
Towne Bank/Portsmouth VA	31,419	1,048,452
WSFS Financial Corp.	26,800	1,480,432
		19,427,034
Health Care - 19.1%
Ascendis Pharma AS - ADR(a)	6,294	1,342,133
BrightSpring Health Services, Inc.(a)	40,708	1,524,515
Bruker Corp.	38,221	1,800,591
Cytokinetics, Inc.(a)	18,780	1,193,281
Encompass Health Corp.	15,177	1,610,887
Guardian Pharmacy Services, Inc. - Class A(a)	68,320	2,055,749
HealthEquity, Inc.(a)	20,252	1,855,286
ICU Medical, Inc.(a)	8,832	1,260,062
Insmed, Inc.(a)	5,085	884,993
Kestra Medical Technologies Ltd.(a)	52,433	1,390,523
LifeStance Health Group, Inc.(a)	103,647	729,675
Neurocrine Biosciences, Inc.(a)	9,441	1,339,017
OrthoPediatrics Corp.(a)	41,258	732,742
SI-BONE, Inc.(a)	51,570	1,016,960
Vaxcyte, Inc.(a)	18,367	847,453
		19,583,867

	Shares	Value
Industrials - 18.8%
Applied Industrial Technologies, Inc.	6,599	$1,694,425
Enerpac Tool Group Corp.	41,977	1,605,200
EnPro, Inc.	7,969	1,706,402
Generac Holdings, Inc.(a)	6,700	913,679
Kadant, Inc.	5,330	1,519,157
Modine Manufacturing Co.(a)	7,258	969,016
OPENLANE, Inc.(a)	48,575	1,446,563
Sensata Technologies Holding PLC	35,530	1,182,794
SiteOne Landscape Supply, Inc.(a)	8,781	1,093,761
SPX Technologies, Inc.(a)	8,121	1,624,687
StandardAero, Inc.(a)	46,342	1,329,089
Tennant Co.	15,420	1,136,454
Valmont Industries, Inc.	3,452	1,388,809
Zurn Elkay Water Solutions Corp.	35,936	1,670,665
		19,280,701
Information Technology - 15.6%
Confluent, Inc. - Class A(a)	75,832	2,293,160
CTS Corp.	39,540	1,695,080
Dynatrace, Inc.(a)	16,953	734,743
Entegris, Inc.	7,471	629,432
NCR Voyix Corp.(a)	69,401	707,890
Novanta, Inc.(a)	12,131	1,443,468
Onestream, Inc. - Class A(a)	88,162	1,620,418
OSI Systems, Inc.(a)	5,888	1,501,793
Power Integrations, Inc.	20,588	731,697
SailPoint, Inc.(a)	27,105	548,334
SiTime Corp.(a)	4,720	1,667,057
Universal Display Corp.	10,667	1,245,692
Vertex, Inc. - Class A(a)	61,556	1,229,273
		16,048,037
Materials - 5.4%
Ecovyst, Inc.(a)	170,191	1,655,958
HB Fuller Co.	14,771	878,284
Ingevity Corp.(a)	32,065	1,897,607
James Hardie Industries PLC(a)	51,490	1,068,417
		5,500,266
Real Estate - 2.6%
Cushman & Wakefield Ltd.(a)	84,258	1,364,137
FirstService Corp.	8,172	1,270,991
		2,635,128
Utilities - 1.8%
Talen Energy Corp.(a)	4,822	1,807,478
TOTAL COMMON STOCKS (Cost $80,744,875)		96,183,202

The accompanying notes are an integral part of these financial statements.

9

Brown Advisory Sustainable Small-Cap Core Fund
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.4%
Real Estate - 2.4%
Curbline Properties Corp.	49,489	$1,148,640
EastGroup Properties, Inc.	7,208	1,284,033
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,255,001)		2,432,673
CONTINGENT VALUE RIGHTS - 0.0%(b)
Health Care - 0.0%(b)
Sanofi SA, (Acquired in July 2025)(a)(c)	12,277	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
First American Government Obligations Fund - Class Z, 3.63%(d)	4,015,127	4,015,127
TOTAL SHORT-TERM INVESTMENTS (Cost $4,015,127)		4,015,127
TOTAL INVESTMENTS - 100.1% (Cost $87,015,003)		$102,631,002
Liabilities in Excess of Other Assets - (0.1)%		(84,188)
TOTAL NET ASSETS - 100.0%		$102,546,814

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

10

Brown Advisory Sustainable Value Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Communication Services - 7.3%
Alphabet, Inc. - Class C	9,801	$3,075,554
Comcast Corp. - Class A	142,292	4,253,108
Nexstar Media Group, Inc.	8,255	1,676,177
T-Mobile US, Inc.	19,846	4,029,532
		13,034,371
Consumer Discretionary - 3.9%
Expedia Group, Inc.	8,518	2,413,235
LKQ Corp.	72,605	2,192,671
Wyndham Hotels & Resorts, Inc.	30,424	2,298,837
		6,904,743
Consumer Staples - 3.3%
Unilever PLC - ADR	89,610	5,860,523
Energy - 5.7%
Schlumberger NV	167,145	6,415,025
Weatherford International PLC	47,022	3,679,942
		10,094,967
Financials - 19.9%
American International Group, Inc.	72,605	6,211,358
Bank of America Corp.	122,311	6,727,105
Citigroup, Inc.	49,473	5,773,004
Equitable Holdings, Inc.	68,710	3,274,032
Fidelity National Information Services, Inc.	69,075	4,590,725
KKR & Co., Inc.	21,703	2,766,698
Willis Towers Watson PLC	18,727	6,153,692
		35,496,614
Health Care - 20.6%
Cardinal Health, Inc.	38,388	7,888,734
Cooper Cos., Inc.(a)	30,308	2,484,044
Elevance Health, Inc.	10,589	3,711,974
Gilead Sciences, Inc.	23,161	2,842,781
Hologic, Inc.(a)	40,605	3,024,666
ICON PLC(a)	22,490	4,098,128
Labcorp Holdings, Inc.	13,243	3,322,404
Medtronic PLC	22,782	2,188,439
Sanofi SA - ADR	150,401	7,288,432
		36,849,602
Industrials - 9.7%
Ferguson Enterprises, Inc.	24,357	5,422,599
Masco Corp.	36,550	2,319,463
Pentair PLC	35,996	3,748,623
Trane Technologies PLC	8,109	3,156,023
Waste Connections, Inc.	15,431	2,705,980
		17,352,688

	Shares	Value
Information Technology - 11.6%
Applied Materials, Inc.	16,160	$4,152,958
Cisco Systems, Inc.	24,561	1,891,934
Dell Technologies, Inc. - Class C	35,821	4,509,148
Flex Ltd.(a)	68,317	4,127,713
NXP Semiconductors NV	11,026	2,393,304
TD SYNNEX Corp.	24,270	3,646,082
		20,721,139
Materials - 7.7%
CRH PLC	67,879	8,471,299
Smurfit WestRock PLC	137,537	5,318,556
		13,789,855
Real Estate - 2.9%
CBRE Group, Inc. - Class A(a)	32,029	5,149,943
Utilities - 3.1%
Constellation Energy Corp.	15,898	5,616,286
TOTAL COMMON STOCKS (Cost $131,739,260)		170,870,731
SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
First American Government Obligations Fund - Class Z, 3.63%(b)	7,430,012	7,430,012
TOTAL SHORT-TERM INVESTMENTS (Cost $7,430,012)		7,430,012
TOTAL INVESTMENTS - 99.9% (Cost $139,169,272)		$178,300,743
Other Assets in Excess of Liabilities - 0.1%		207,219
TOTAL NET ASSETS - 100.0%		$178,507,962

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

BROWN ADVISORY GLOBAL LEADERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Brazil - 2.2%
B3 SA - Brasil Bolsa Balcao	22,065,029	$56,175,528
China - 3.0%
AIA Group Ltd.	7,476,730	76,958,682
France - 2.8%
Safran SA	207,021	72,108,864
Germany - 6.3%
CTS Eventim AG & Co. KGaA	452,251	41,400,067
Deutsche Boerse AG	447,361	117,575,901
		158,975,968
India - 2.8%
HDFC Bank Ltd.	6,547,632	72,331,004
Indonesia - 2.0%
Bank Central Asia Tbk PT	105,085,800	50,745,588
Netherlands - 3.4%
ASML Holding NV	75,978	81,285,823
Magnum Ice Cream Co. NV(a)	307,072	4,873,860
		86,159,683
Sweden - 2.4%
Atlas Copco AB - Class B	3,862,343	61,746,184
Switzerland - 3.7%
Roche Holding AG	227,792	94,071,325
Taiwan - 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	268,461	81,582,613
United Kingdom - 13.5%
Experian PLC	1,580,333	71,251,552
London Stock Exchange Group PLC	1,036,988	124,737,285
Rentokil Initial PLC	9,559,971	57,039,279
Unilever PLC	1,364,762	89,169,359
		342,197,475
United States - 50.3%
Communication Services - 6.0%
Alphabet, Inc. - Class C	483,920	151,854,096
Consumer Discretionary - 4.2%
AutoZone, Inc.(a)	15,067	51,099,730
Booking Holdings, Inc.	10,072	53,938,884
		105,038,614
Financials - 12.2%
Charles Schwab Corp.	816,816	81,608,086
Mastercard, Inc. - Class A	181,053	103,359,537
Visa, Inc. - Class A	355,725	124,756,315
		309,723,938

	Shares	Value
Health Care - 5.0%
Edwards Lifesciences Corp.(a)	748,745	$63,830,511
Zoetis, Inc. - Class A	506,737	63,757,650
		127,588,161
Industrials - 7.9%
Allegion PLC	342,227	54,489,383
Equifax, Inc.	115,229	25,002,388
Ferguson Enterprises, Inc.	248,199	55,256,543
GE Aerospace	215,748	66,456,857
		201,205,171
Information Technology - 15.0%
Autodesk, Inc.(a)	161,071	47,678,627
Intuit, Inc.	101,637	67,326,381
Microsoft Corp.	443,814	214,637,327
Workday, Inc. - Class A(a)	240,012	51,549,777
		381,192,112
Total United States		1,276,602,092
TOTAL COMMON STOCKS (Cost $1,581,377,009)		2,429,655,006
SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 4.3%
First American Government Obligations Fund - Class Z, 4.37%(b)		108,738,698
TOTAL SHORT-TERM INVESTMENTS (Cost $108,738,698)		108,738,698
TOTAL INVESTMENTS - 99.9% (Cost $1,690,115,707)		$2,538,393,704
Other Assets in Excess of Liabilities - 0.1%		1,391,588
TOTAL NET ASSETS - 100.0%		$2,539,785,292

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

12

BROWN ADVISORY SUSTAINABLE INTERNATIONAL LEADERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.1%
Brazil - 1.8%
B3 SA - Brasil Bolsa Balcao	334,511	$851,634
Canada - 4.0%
Canadian National Railway Co.	6,569	649,697
Waste Connections, Inc.	7,170	1,257,486
		1,907,183
China - 7.9%
AIA Group Ltd.	177,272	1,824,677
ANTA Sports Products Ltd.	106,000	1,100,765
Tencent Holdings Ltd.	10,600	813,481
		3,738,923
Finland - 2.6%
Kone Oyj - Class B	17,101	1,211,484
France - 9.3%
Airbus SE	6,654	1,545,217
LVMH Moet Hennessy Louis Vuitton SE	2,005	1,511,238
Safran SA	3,820	1,330,570
		4,387,025
Germany - 6.7%
CTS Eventim AG & Co. KGaA	9,925	908,557
Deutsche Boerse AG	5,076	1,334,080
SAP SE	3,885	943,931
		3,186,568
India - 3.7%
HDFC Bank Ltd. - ADR	47,206	1,724,907
Indonesia - 2.0%
Bank Rakyat Indonesia Persero Tbk PT	4,383,356	959,985
Japan - 4.5%
Keyence Corp.	3,188	1,153,179
Shimano, Inc.	9,136	955,361
		2,108,540
Netherlands - 7.2%
ASML Holding NV	1,018	1,096,914
Universal Music Group NV	48,273	1,258,468
Wolters Kluwer NV	10,310	1,067,873
		3,423,255
Spain - 2.1%
Amadeus IT Group SA	13,484	997,964
Sweden - 2.3%
Atlas Copco AB - Class B	68,344	1,092,596
Switzerland - 5.4%
Cie Financiere Richemont SA	7,433	1,602,934
Roche Holding AG	2,301	950,245
		2,553,179

	Shares	Value
Taiwan - 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5,673	$1,723,968
United Kingdom - 23.0%
AstraZeneca PLC	6,861	1,269,688
Compass Group PLC	43,291	1,371,673
ConvaTec Group PLC	422,198	1,378,435
Diageo PLC	43,971	947,480
Experian PLC	35,611	1,605,572
Howden Joinery Group PLC	169,689	1,899,073
London Stock Exchange Group PLC	11,839	1,424,090
Rentokil Initial PLC	163,965	978,292
		10,874,303
United States - 2.9%
Booking Holdings, Inc.	260	1,392,386
TOTAL COMMON STOCKS (Cost $34,331,075)		42,133,900
SHORT-TERM INVESTMENTS - 11.3%
Money Market Funds - 11.3%
First American Government Obligations Fund - Class Z, 3.63%(a)	5,354,963	5,354,963
TOTAL SHORT-TERM INVESTMENTS (Cost $5,354,963)		5,354,963
TOTAL INVESTMENTS - 100.4% (Cost $39,686,038)		$47,488,863
Liabilities in Excess of Other Assets - (0.4)%		(199,213)
TOTAL NET ASSETS - 100.0%		$47,289,650

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

Brown Advisory Intermediate Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 36.3%
United States Treasury Note
2.25%, 03/31/2026	$7,000,000	$6,977,386
3.75%, 08/31/2026	4,600,000	4,605,248
3.75%, 08/15/2027	7,600,000	7,632,359
2.88%, 05/15/2028	5,395,000	5,318,922
3.13%, 11/15/2028	2,800,000	2,769,102
3.50%, 12/15/2028	2,100,000	2,097,621
3.25%, 06/30/2029	3,180,000	3,144,163
0.88%, 11/15/2030	5,750,000	5,027,432
1.88%, 02/15/2032	7,000,000	6,244,355
4.38%, 05/15/2034	1,850,000	1,890,938
4.63%, 02/15/2035	3,350,000	3,478,046
TOTAL U.S. TREASURY SECURITIES (Cost $49,604,319)		49,185,572
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 27.7%
Federal Home Loan Mortgage Corp.
Pool QE0622, 2.00%, 04/01/2052	676,346	556,297
Pool QF0492, 5.50%, 09/01/2052	607,649	622,956
Pool RA7927, 4.50%, 09/01/2052	1,074,003	1,058,309
Pool RC3538, 5.50%, 06/01/2040	206,135	212,764
Pool SB1179, 5.50%, 05/01/2039	494,614	511,008
Pool SD0913, 2.50%, 02/01/2052	1,226,307	1,052,678
Pool SD3234, 2.50%, 12/01/2051	1,411,790	1,202,973
Pool SD3475, 5.50%, 08/01/2053	1,072,379	1,098,793
Pool SD3477, 6.50%, 08/01/2053	429,002	451,774
Pool SD3840, 5.50%, 09/01/2053	576,187	591,020
Pool SD4697, 6.00%, 02/01/2054	1,413,484	1,466,678
Pool SD5573, 3.00%, 08/01/2052	1,168,338	1,054,761
Pool SD8315, 5.00%, 04/01/2053	480,985	480,054
Pool SL1677, 4.50%, 05/01/2053	946,698	928,184
Series 4634, Class MA, 4.50%, 11/15/2054	642,708	644,217
Series 5145, Class AB, 1.50%, 09/25/2049	363,411	293,159
Federal National Mortgage Association
3.00%, 01/15/2056(a)	577,000	510,442

	Par	Value
Pool 628837, 6.50%, 03/01/2032	$6,184	$6,419
Pool 663238, 5.50%, 09/01/2032	6,959	7,178
Pool 741373, 6.16% (1 yr. CMT Rate + 2.28%), 12/01/2033	4,862	5,002
Pool 764342, 6.15% (RFUCCT6M + 1.52%), 02/01/2034	15,718	15,975
Pool BQ1226, 2.00%, 09/01/2050	1,172,541	959,057
Pool BQ3248, 2.00%, 11/01/2050	1,258,888	1,027,205
Pool BW0025, 4.00%, 07/01/2052	567,025	543,761
Pool CB2548, 2.50%, 01/01/2052	1,136,615	974,332
Pool CB3853, 4.00%, 06/01/2052	316,730	304,540
Pool CB5497, 6.50%, 01/01/2053	488,026	511,092
Pool FA2599, 2.00%, 05/01/2052	733,495	594,912
Pool FA2601, 2.00%, 08/01/2051	546,194	445,531
Pool FA2647, 5.50%, 08/01/2055	934,834	957,815
Pool FA3407, 2.00%, 04/01/2052	539,791	448,679
Pool FM6555, 2.00%, 04/01/2051	876,072	719,691
Pool FM9973, 3.00%, 08/01/2051	1,136,189	1,023,191
Pool FS0348, 2.00%, 01/01/2052	1,260,414	1,037,032
Pool FS3239, 3.50%, 08/01/2050	1,105,123	1,036,182
Pool FS4862, 2.50%, 10/01/2051	1,322,622	1,128,195
Pool FS7086, 5.50%, 09/01/2053	1,542,022	1,573,147
Pool FS7276, 5.00%, 09/01/2053	1,567,974	1,576,951
Pool FS7744, 6.50%, 04/01/2054	468,293	495,442
Pool FS8384, 3.50%, 02/01/2051	1,693,256	1,600,858
Pool FS8791, 6.00%, 08/01/2054	1,143,750	1,177,822
Pool FS9203, 6.00%, 09/01/2054	418,295	430,127
Pool FS9366, 2.50%, 04/01/2052	425,239	362,127
Pool MA2998, 3.50%, 04/01/2032	201,295	198,589
Pool MA4208, 2.00%, 12/01/2050	648,840	530,173

The accompanying notes are an integral part of these financial statements.

14

Brown Advisory Intermediate Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool MA4492, 2.00%, 12/01/2051	$1,004,312	$815,717
Pool MA5496, 5.00%, 10/01/2054	126,701	126,508
Pool MB0291, 5.00%, 12/01/2054	1,264,411	1,261,963
Ginnie Mae I, Pool 781186, 9.00%, 06/15/2030	4,408	4,501
Ginnie Mae II Pool
Pool MA6994, 2.00%, 11/20/2050	630,639	522,937
Pool MA8487, 3.50%, 12/20/2052	865,016	793,877
Pool MA8876, 4.00%, 05/20/2053	1,658,436	1,578,501
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $37,892,781)		37,531,096
CORPORATE BONDS - 25.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,440,000	1,329,989
American Tower Corp., 3.60%, 01/15/2028	670,000	664,170
Analog Devices, Inc., 1.70%, 10/01/2028	1,415,000	1,336,116
AT&T, Inc., 5.40%, 02/15/2034	1,285,000	1,332,785
Brookfield Asset Management Ltd., 4.65%, 11/15/2030	1,325,000	1,336,181
Citigroup, Inc., 3.20%, 10/21/2026	1,340,000	1,332,436
Comcast Corp., 5.30%, 05/15/2035	1,300,000	1,329,827
Dollar Tree, Inc., 4.20%, 05/15/2028	1,330,000	1,331,122
Dominion Energy, Inc., 5.45%, 03/15/2035	645,000	661,129
Eastman Chemical Co., 5.75%, 03/08/2033	1,270,000	1,331,734
Ferguson Finance PLC, 4.65%, 04/20/2032(b)	1,335,000	1,332,603
Goldman Sachs Group, Inc., 5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030	1,300,000	1,332,291
JB Hunt Transport Services, Inc., 4.90%, 03/15/2030	1,305,000	1,333,773
Keysight Technologies, Inc., 4.60%, 04/06/2027	1,325,000	1,332,477
Kroger Co., 5.00%, 09/15/2034	1,320,000	1,327,800
LKQ Corp., 5.75%, 06/15/2028	1,290,000	1,333,033
Morgan Stanley, 5.19% to 04/17/2030 then SOFR + 1.51%, 04/17/2031	1,290,000	1,330,345
MSCI, Inc., 3.88%, 02/15/2031(b)	690,000	663,093

	Par	Value
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	$1,180,000	$1,336,028
PPG Industries, Inc., 4.38%, 03/15/2031	1,335,000	1,334,070
Prologis LP, 5.00%, 03/15/2034	1,305,000	1,331,303
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	1,495,000	1,334,610
Revvity, Inc., 2.25%, 09/15/2031	755,000	665,833
Societe Generale SA, 5.62% (SOFR + 1.66%), 01/19/2028(b)	1,325,000	1,335,364
Sysco Corp., 5.95%, 04/01/2030	630,000	668,361
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	1,285,000	1,331,132
VeriSign, Inc., 5.25%, 06/01/2032	1,300,000	1,336,792
Wells Fargo & Co., 3.00%, 10/23/2026	1,345,000	1,335,428
Yara International ASA, 7.38%, 11/14/2032(b)	585,000	663,389
TOTAL CORPORATE BONDS (Cost $34,382,993)		34,643,214
ASSET-BACKED SECURITIES - 4.2%
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.68%, 03/17/2031	670,000	678,825
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	35,933	36,002
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42%, 10/15/2027	87,247	87,357
FHF Trust, Series 2024-3A, Class A2, 4.94%, 11/15/2030(b)	584,851	583,836
Ford Credit Auto Owner Trust, Series 2024-B, Class B, 5.23%, 05/15/2030	730,000	746,195
Hyundai Auto Receivables Trust
Series 2025-B, Class B, 4.72%, 07/15/2030	565,000	576,340
Series 2025-C, Class B, 4.13%, 01/15/2032	390,000	390,686
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029(b)	380,000	384,192
Series 2025-2A, Class A4, 4.57%, 11/15/2030(b)	390,000	397,015
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	500,000	505,389
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032(b)	1,306,000	1,348,262
TOTAL ASSET-BACKED SECURITIES (Cost $5,665,322)		5,734,099

The accompanying notes are an integral part of these financial statements.

15

Brown Advisory Intermediate Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
Federal Home Loan Mortgage Corp.
Series Q006, Class APT2, 2.69%, 09/25/2026(c)	$63,842	$63,706
Series Q007, Class APT1, 6.39%, 10/25/2047(c)	44,530	44,545
Series Q010, Class APT1, 7.41%, 04/25/2046(c)	19,827	20,006
Federal National Mortgage Association
Pool BL1160, 3.64%, 01/01/2026	750,000	748,019
Pool BZ4643, 4.21%, 08/01/2030	635,000	637,563
Pool BZ4911, 4.24%, 09/01/2032	240,000	238,679
Pool BZ5076, 4.23%, 10/01/2030	1,300,000	1,305,809
Series 2016-M10, Class AV1, 2.35%, 11/25/2045	11,061	11,029
FREMF Mortgage Trust, Series 2020-KF74, Class B, 6.27% (30 day avg SOFR US + 2.26%), 01/25/2027(b)	148,475	147,446
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,227,769)		3,216,802
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
BX Trust, Series 2025-VLT6, Class A, 5.19% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)	605,000	605,087
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $603,488)		605,087
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.4%
JP Morgan Mortgage Trust, Series 2020-LTV2, Class A15, 3.00%, 11/25/2050(b)(c)	604,171	547,965
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $572,074)		547,965

	Shares	Value
SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
First American Government Obligations Fund - Class Z, 3.63%(d)	3,842,205	$3,842,205
TOTAL SHORT-TERM INVESTMENTS (Cost $3,842,205)		3,842,205
TOTAL INVESTMENTS - 99.9% (Cost $135,790,951)		$135,306,040
Other Assets in Excess of Liabilities - 0.1%		130,058
TOTAL NET ASSETS - 100.0%		$135,436,098

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term
6 Months
SOFR - Secured Overnight Financing Rate
(a)	To-be-announced security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

16

Brown Advisory Intermediate Income Fund
Schedule of Futures Contracts
December 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	17	03/20/2026	$1,961,864	$1,955,266	$(6,598)
U.S. Treasury 10 Year Notes	13	03/20/2026	1,466,199	1,461,688	(4,511)
U.S. Treasury 2 Year Notes	36	03/31/2026	7,513,784	7,516,406	2,622
U.S Treasury 5 Year Notes	96	03/31/2026	10,508,790	10,493,250	(15,540)
					$ (24,027)

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	(2)	03/20/2026	$(233,621)	$(231,188)	$2,433
U.S. Treasury Ultra Bonds	(12)	03/20/2026	(1,439,617)	(1,416,000)	23,617
					$26,050
Total Unrealized Appreciation (Depreciation)					$2,023

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

17

Brown Advisory Sustainable Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 30.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	$6,365,000	$5,878,739
AIB Group PLC, 5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035(a)	2,770,000	2,928,865
AT&T, Inc., 5.40%, 02/15/2034	8,305,000	8,613,836
Banco Bilbao Vizcaya Argentaria SA, 6.03% to 03/13/2034 then 1 yr. CMT Rate + 1.95%, 03/13/2035	2,740,000	2,913,303
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	2,725,000	2,918,753
Brookfield Asset Management Ltd., 4.65%, 11/15/2030	5,725,000	5,773,309
CaixaBank SA, 5.58% to 07/03/2035 then SOFR + 1.79%, 07/03/2036(a)	5,645,000	5,802,084
Centene Corp., 3.00%, 10/15/2030	6,450,000	5,775,446
Dominion Energy, Inc., 5.45%, 03/15/2035	2,620,000	2,685,515
Eastman Chemical Co., 5.75%, 03/08/2033	5,495,000	5,762,110
Ferguson Finance PLC, 4.65%, 04/20/2032(a)	5,865,000	5,854,468
Ford Motor Credit Co. LLC, 6.80% (SOFR + 2.95%), 03/06/2026	2,235,000	2,243,054
Intesa Sanpaolo SpA
7.80%, 11/28/2053(a)	2,470,000	3,020,517
7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054(a)	2,585,000	3,073,687
Keysight Technologies, Inc., 4.95%, 10/15/2034	5,855,000	5,913,101
Kreditanstalt fuer Wiederaufbau, 5.00%, 03/16/2026	18,000,000	18,046,858
Kroger Co., 5.00%, 09/15/2034	5,765,000	5,799,066
LKQ Corp., 6.25%, 06/15/2033	5,445,000	5,842,270
MSCI, Inc., 3.88%, 02/15/2031(a)	3,045,000	2,926,259
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	5,145,000	5,825,311
PPG Industries, Inc., 4.38%, 03/15/2031	5,745,000	5,740,999
Prologis LP, 5.00%, 03/15/2034	5,700,000	5,814,885
Regal Rexnord Corp., 6.30%, 02/15/2030	5,450,000	5,778,389
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	6,575,000	5,869,607
Revvity, Inc., 2.25%, 09/15/2031	10,070,000	8,880,710
Societe Generale SA
5.62% (SOFR + 1.66%), 01/19/2028(a)	5,660,000	5,704,273

	Par	Value
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035(a)	$2,760,000	$2,918,389
Sprint Capital Corp., 8.75%, 03/15/2032	7,045,000	8,524,582
United Rentals North America, Inc., 4.00%, 07/15/2030	2,970,000	2,880,954
US Bancorp
4.97% to 07/22/2032 then SOFR + 2.11%, 07/22/2033	2,840,000	2,862,155
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	2,543,000	2,714,523
VeriSign, Inc., 5.25%, 06/01/2032	5,595,000	5,753,345
Yara International ASA, 7.38%, 11/14/2032(a)	2,580,000	2,925,715
TOTAL CORPORATE BONDS (Cost $170,649,622)		173,965,077
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28.4%
Federal Home Loan Mortgage Corp.
Pool G31063, 3 .50%, 11/01/2037	442,735	429,469
Pool QD7054, 3.00%, 02/01/2052	1,458,595	1,295,988
Pool QE0380, 2.50%, 04/01/2052	137,251	117,948
Pool RA6064, 2.50%, 09/01/2051	3,857,661	3,340,240
Pool RA7935, 5.00%, 09/01/2052	4,543,214	4,589,227
Pool RC3538, 5.50%, 06/01/2040	553,754	571,562
Pool SB1179, 5.50%, 05/01/2039	2,254,024	2,328,739
Pool SD1641, 4.50%, 09/01/2052	2,715,747	2,682,384
Pool SD2875, 5.00%, 05/01/2053	2,734,823	2,767,598
Pool SD3234, 2.50%, 12/01/2051	6,540,022	5,572,688
Pool SD3477, 6.50%, 08/01/2053	2,224,996	2,343,097
Pool SD4053, 6.00%, 10/01/2053	1,100,684	1,133,861
Pool SD7556, 3.00%, 08/01/2052	1,703,141	1,525,994
Pool SL1512, 6.00%, 06/01/2055	2,578,354	2,649,626
Pool SL1677, 4.50%, 05/01/2053	2,177,405	2,134,823
Pool SL2867, 5.50%, 10/01/2054	2,760,542	2,811,224
Pool SL2893, 4.00%, 02/01/2053	1,478,732	1,416,837

The accompanying notes are an integral part of these financial statements.

18

Brown Advisory Sustainable Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 4107, Class LI, 3.00%, 08/15/2027(b)	$812,589	$11,542
Series 4143, Class IA, 3.50%, 09/15/2042(b)	618,454	35,374
Federal National Mortgage Association
2.00%, 01/15/2056(c)	7,004,000	5,663,363
3.00%, 01/15/2056(c)	9,787,000	8,658,054
4.00%, 01/15/2056(c)	2,560,000	2,428,567
5.00%, 01/15/2056(c)	5,450,000	5,435,949
5.50%, 01/15/2056(c)	570,000	578,059
6.50%, 01/15/2056(c)	2,400,000	2,494,552
3.50%, 02/15/2056(c)	3,230,000	2,976,268
Pool BH7686, 4.50%, 12/01/2047	63,610	62,666
Pool BK5105, 5.50%, 05/01/2048	71,069	73,258
Pool BK8032, 5.50%, 06/01/2048	153,044	158,520
Pool BN4921, 5.50%, 01/01/2049	104,801	107,581
Pool BN4936, 5.50%, 12/01/2048	139,244	143,345
Pool BT7699, 4.00%, 09/01/2051	1,426,416	1,398,724
Pool BV4532, 3.50%, 03/01/2052	1,143,051	1,063,407
Pool CB2909, 3.50%, 02/01/2052	1,309,637	1,219,941
Pool CB8874, 6.50%, 07/01/2054	1,714,210	1,784,553
Pool DA0025, 6.00%, 09/01/2053	2,867,478	2,987,124
Pool FA2601, 2.00%, 08/01/2051	2,561,797	2,089,659
Pool FA2647, 5.50%, 08/01/2055	4,206,754	4,310,169
Pool FA3407, 2.00%, 04/01/2052	1,741,072	1,447,193
Pool FS0195, 2.50%, 01/01/2052	3,385,265	2,901,940
Pool FS0348, 2.00%, 01/01/2052	1,245,585	1,024,832
Pool FS0731, 2.00%, 02/01/2052	899,104	741,141
Pool FS1186, 3.50%, 01/01/2050	2,584,282	2,396,441
Pool FS1381, 3.00%, 03/01/2052	987,139	874,609
Pool FS1480, 2.50%, 11/01/2051	507,460	437,036
Pool FS4270, 2.00%, 03/01/2052	3,442,432	2,833,427
Pool FS4862, 2.50%, 10/01/2051	6,655,232	5,676,903
Pool FS5314, 2.00%, 05/01/2052	6,783,997	5,492,623

	Par	Value
Pool FS5458, 5.50%, 08/01/2053	$6,085,357	$6,181,686
Pool FS6744, 2.50%, 10/01/2051	5,613,351	4,864,743
Pool FS7086, 5.50%, 09/01/2053	4,303,318	4,390,178
Pool FS8791, 6.00%, 08/01/2054	4,879,999	5,025,375
Pool FS9155, 5.50%, 09/01/2054	2,134,568	2,176,284
Pool FS9203, 6.00%, 09/01/2054	932,248	958,616
Pool FS9366, 2.50%, 04/01/2052	1,948,780	1,659,550
Pool MA2897, 3.00%, 02/01/2037	322,143	307,750
Pool MA4565, 3.50%, 03/01/2052	1,913,792	1,776,877
Pool MA5496, 5.00%, 10/01/2054	546,910	546,077
Pool MB0291, 5.00%, 12/01/2054	2,735,073	2,729,779
Series 2012-65, Class HJ, 5.00%, 07/25/2040	129,905	132,992
Series 2021-95, Class WI, 2.06%, 02/25/2035(b)(d)	2,915,716	194,206
Ginnie Mae I Pool
Pool 723334, 5.00%, 09/15/2039	171,615	176,636
Pool 781950, 4.50%, 07/15/2035	345,140	344,728
Pool 783467, 4.00%, 10/15/2041	2,169,578	2,107,669
Ginnie Mae II Pool
Pool 784507, 4.00%, 12/20/2047	2,588,538	2,465,114
Pool MA2754, 3.50%, 04/20/2045	829,687	774,585
Pool MA6994, 2.00%, 11/20/2050	2,957,184	2,452,152
Pool MA7106, 2.00%, 01/20/2036	439,013	414,307
Pool MA7164, 2.00%, 02/20/2036	415,816	392,430
Pool MA7192, 2.00%, 02/20/2051	9,826,627	8,147,701
Pool MA7774, 6.00%, 11/20/2051	206,597	214,937
Pool MA8268, 4.50%, 09/20/2052	3,798,224	3,729,778
Government National Mortgage Association
Series 2017-167, Class SE, 2.35% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047(b)(e)	1,572,140	197,816
Series 2021-125, Class UL, 1.50%, 07/20/2051	920,140	665,615

The accompanying notes are an integral part of these financial statements.

19

Brown Advisory Sustainable Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2021-158, Class JD, 1.50%, 09/20/2051	$1,343,418	$860,422
Series 2021-160, Class DK, 2.00%, 09/20/2051	2,104,659	1,229,609
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,383,690	942,275
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,468,351	1,729,434
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $165,531,929)		163,007,446
U.S. TREASURY SECURITIES - 24.8%
United States Treasury Bond
3.88%, 02/15/2043	2,650,000	2,384,845
4.13%, 08/15/2053	6,000,000	5,313,281
4.75%, 05/15/2055	22,000,000	21,623,594
United States Treasury Note
4.88%, 04/30/2026	17,000,000	17,070,393
3.25%, 06/30/2027	2,800,000	2,790,758
3.75%, 08/15/2027	15,000,000	15,063,867
3.88%, 03/15/2028	1,000,000	1,008,184
3.50%, 04/30/2028	2,980,000	2,979,884
2.88%, 05/15/2028	13,560,000	13,368,783
3.13%, 11/15/2028	18,000,000	17,801,367
4.25%, 06/30/2029	5,000,000	5,106,641
3.88%, 07/31/2030	5,000,000	5,037,695
0.88%, 11/15/2030	5,565,000	4,865,679
4.50%, 11/15/2033	4,200,000	4,337,566
United States Treasury STRIP, 4.40%, 05/15/2043(f)	56,520,000	23,803,274
TOTAL U.S. TREASURY SECURITIES (Cost $145,295,969)		142,555,811
ASSET-BACKED SECURITIES - 5.3%
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.68%, 03/17/2031	3,020,000	3,059,781
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	173,678	174,009
CNH Equipment Trust, Series 2021-C, Class B, 1.41%, 04/16/2029	2,650,000	2,646,996
FHF Trust
Series 2024-1A, Class A2, 5.69%, 02/15/2030(a)	1,018,732	1,025,274
Series 2024-2A, Class A2, 5.89%, 06/15/2030(a)	961,058	967,231
Series 2024-3A, Class A2, 4.94%, 11/15/2030(a)	1,457,280	1,454,752
Ford Credit Auto Owner Trust
Series 2024-B, Class B, 5.23%, 05/15/2030	3,475,000	3,552,091

	Par	Value
Series 2024-D, Class B, 4.88%, 09/15/2030	$1,000,000	$1,018,825
Hyundai Auto Receivables Trust
Series 2025-B, Class B, 4.72%, 07/15/2030	2,490,000	2,539,977
Series 2025-C, Class B, 4.13%, 01/15/2032	1,740,000	1,743,060
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029(a)	1,615,000	1,632,816
Series 2025-2A, Class A4, 4.57%, 11/15/2030(a)	1,745,000	1,776,386
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	2,545,000	2,572,431
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032(a)	5,859,000	6,048,598
TOTAL ASSET-BACKED SECURITIES (Cost $29,867,034)		30,212,227
FOREIGN GOVERNMENT AGENCY ISSUES - 5.2%
European Investment Bank
0.75%, 10/26/2026	5,785,000	5,650,970
1.38%, 03/15/2027	24,655,000	24,019,868
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $29,836,133)		29,670,838
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
Federal Home Loan Mortgage Corp.
Series KW03, Class A2, 3.02%, 06/25/2027	300,000	296,779
Series Q007, Class APT1, 6.39%, 10/25/2047(d)	82,209	82,236
Series Q010, Class APT1, 7.41%, 04/25/2046(d)	39,655	40,012
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041	229,179	246,410
Pool BS6456, 3.58%, 09/01/2032	3,000,000	2,870,677
Pool BS8643, 4.48%, 06/01/2030	2,121,000	2,155,350
Pool BZ0435, 4.30%, 03/01/2031	575,000	577,349
Pool BZ4395, 4.62%, 07/01/2032	1,943,000	1,970,557
Pool BZ4627, 4.31%, 08/01/2030	2,810,000	2,833,004
Pool BZ4643, 4.21%, 08/01/2030	2,865,000	2,876,565

The accompanying notes are an integral part of these financial statements.

20

Brown Advisory Sustainable Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool BZ4906, 4.71%, 09/01/2030	$2,531,000	$2,585,108
Pool BZ4911, 4.24%, 09/01/2032	1,855,000	1,844,786
Pool BZ5419, 4.17%, 11/01/2030	2,860,000	2,868,474
Pool BZ5602, 4.28%, 11/01/2030	440,547	442,974
Pool BZ5677, 4.09%, 11/01/2032	1,578,000	1,554,052
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056(b)(d)	205,732	4,318
Series 2014-45, Class BI, 0.47%, 07/16/2054(b)(d)	329,892	2,789
Series 2015-172, Class IO, 0.58%, 03/16/2057(b)(d)	187,940	3,740
Series 2016-40, Class IO, 0.55%, 07/16/2057(b)(d)	359,296	7,179
Series 2016-56, Class IO, 0.96%, 11/16/2057(b)(d)	238,963	10,276
Series 2016-98, Class IO, 0.84%, 05/16/2058(b)(d)	374,591	15,871
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $23,421,964)		23,288,506
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
BX Trust
Series 2024-VLT4, Class A, 5.24% (1 mo. Term SOFR + 1.49%), 06/15/2041(a)	2,725,000	2,727,382
Series 2025-VLT6, Class A, 5.19% (1 mo. Term SOFR + 1.44%), 03/15/2042(a)	2,780,000	2,780,401
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,494,992)		5,507,783
MUNICIPAL BONDS - 0.9%
California Health Facilities Financing Authority, 3.03%, 06/01/2034	2,650,000	2,391,349
City & County of Honolulu HI, 3.00%, 09/01/2027	100,000	99,029
City of Los Angeles CA Wastewater System Revenue, 3.49%, 06/01/2029	430,000	424,234
Colorado Health Facilities Authority, 3.36%, 12/01/2030	1,325,000	1,245,110
New York City Housing Development Corp., 2.71%, 08/01/2031	1,000,000	924,111

	Par	Value
University of California, 2.99%, 05/15/2026	$355,000	$353,997
TOTAL MUNICIPAL BONDS (Cost $5,868,131)		5,437,830

Shares
SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds - 6.1% First American Government Obligations Fund - Class Z, 3.63%(g)	35,018,852	35,018,852

	Par
U.S. Treasury Bills - 0.1%
3.58%, 03/26/2026(h)	$800,000	793,521
TOTAL SHORT-TERM INVESTMENTS (Cost $35,812,220)		35,812,373
TOTAL INVESTMENTS - 106.2% (Cost $611,777,994)		$609,457,891
Liabilities in Excess of Other Assets - (6.2)%		(35,505,689)
TOTAL NET ASSETS - 100.0%		$573,952,202

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
USISSO05 - 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Interest only security.
(c)	To-be-announced security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(e)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)	Zero-coupon bond. The rate shown is the effective yield as of December 31, 2025.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(h)	This security is pledged as collateral in connection with open futures contracts. The rate shown is the annualized effective yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

21

Brown Advisory Sustainable Bond Fund
Schedule of Futures Contracts
December 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	28	03/20/2026	$3,223,447	$3,220,437	$(3,010)
U.S. Treasury 2 Year Notes	138	03/31/2026	28,806,184	28,812,891	6,707
U.S. Treasury 5 Year Note	342	03/31/2026	37,448,020	37,382,203	(65,817)
U.S. Treasury Long Bonds	34	03/20/2026	3,957,418	3,930,187	(27,231)
U.S. Treasury Ultra Bonds	7	03/20/2026	844,673	826,000	(18,673)
			$74,279,742	$74,171,718	$(108,024)

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(46)	03/20/2026	$(5,189,632)	$(5,172,125)	$17,507
			$(5,189,632)	$(5,172,125)	$17,507
Total Unrealized Appreciation (Depreciation)					$(90,517)

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

22

BROWN ADVISORY MARYLAND BOND FUND
Schedule of Investments
December 31, 2025 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 97.2%
General Obligation Bonds - 20.7%
Baltimore County Maryland
4.00%, 03/01/2038	$5,000,000	$5,194,870
5.00%, 03/01/2044	2,800,000	3,038,402
Cecil County Maryland, 2.50%, 08/01/2035	1,310,000	1,185,521
Frederick County Maryland
1.63%, 10/01/2035	7,295,000	5,983,137
2.00%, 10/01/2039	8,830,000	6,872,304
Hyattsville Maryland
5.00%, 01/01/2026	160,000	160,000
5.00%, 01/01/2027	170,000	172,730
5.00%, 01/01/2044	2,065,000	2,068,652
Maryland State, 3.00%, 06/01/2031	7,500,000	7,500,027
Montgomery County Maryland, 3.00%, 10/01/2034	3,370,000	3,314,726
		35,490,369
Revenue Bonds - 76.5%
Anne Arundel County Maryland, 4.25%, 07/01/2044	2,000,000	1,950,907
Austin Texas, 7.88%, 09/01/2026	225,000	226,428
Baltimore Maryland
5.00%, 06/15/2030	520,000	520,435
3.25%, 06/01/2031(a)	225,000	219,078
4.50%, 06/01/2033	1,455,000	1,486,875
5.00%, 06/15/2033	670,000	670,493
5.00%, 06/01/2036	1,250,000	1,255,397
3.50%, 06/01/2039(a)	1,260,000	1,153,084
5.25%, 06/01/2055(a)	1,225,000	1,212,832
California Municipal Finance Authority, 5.00%, 11/01/2039(a)	1,750,000	1,736,191
Central Texas Turnpike System, 3.00%, 08/15/2040	2,000,000	1,731,892
Franklin County Ohio, 5.00%, 11/15/2034	1,550,000	1,550,665
Frederick County Maryland
5.00%, 07/01/2029	1,965,000	2,087,240
5.00%, 07/01/2030	1,375,000	1,480,434
3.75%, 07/01/2039	1,410,000	1,325,652
Gaithersburg Maryland
5.00%, 01/01/2028	1,000,000	1,019,482
5.00%, 01/01/2033	2,000,000	2,039,308
Lehigh County Pennsylvania, 4.42% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	2,505,000	2,472,819
Main Street Natural Gas, Inc., 4.19% (SOFR + 1.70%), 12/01/2053	5,500,000	5,693,565
Maryland Community Development Administration
1.50%, 09/01/2027	1,270,000	1,220,331
5.00%, 09/01/2030	1,245,000	1,319,062
4.60%, 03/01/2042	3,930,000	4,034,457
2.41%, 07/01/2043	2,648,903	1,917,393

	Par	Value
Maryland Economic Development Corp.
5.00%, 07/01/2028	$1,000,000	$1,040,996
5.00%, 07/01/2029	750,000	792,323
5.00%, 06/01/2035	6,715,000	6,758,216
4.10%, 10/01/2036(b)	2,600,000	2,667,710
4.00%, 07/01/2040	1,500,000	1,438,180
4.50%, 07/01/2044	4,500,000	4,222,243
5.00%, 10/01/2050	5,000,000	5,082,775
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	420,000	420,523
5.00%, 08/15/2027	4,000,000	4,003,996
5.00%, 08/15/2033	1,250,000	1,253,640
5.00%, 07/01/2034	1,955,000	1,956,846
2.35%, 04/01/2035(b)	2,270,000	2,270,000
5.00%, 01/01/2036	1,000,000	1,007,824
5.00%, 05/15/2037	5,000,000	5,004,956
5.00%, 07/01/2037	1,200,000	1,207,472
5.00%, 07/01/2038	1,500,000	1,538,615
5.00%, 05/15/2042	4,335,000	4,377,505
5.00%, 07/01/2043	1,310,000	1,324,595
5.00%, 07/01/2044	2,000,000	1,914,796
5.00%, 07/01/2045(b)	4,000,000	4,071,324
5.25%, 07/01/2046	1,000,000	1,034,753
5.25%, 05/15/2055	5,000,000	5,280,891
Maryland Stadium Authority
4.00%, 06/01/2037	1,000,000	1,033,978
5.00%, 05/01/2038	5,000,000	5,182,206
3.00%, 06/01/2041	4,460,000	3,841,032
Maryland State Department of Transportation
5.00%, 08/01/2033	1,000,000	1,086,741
2.50%, 10/01/2033	1,395,000	1,319,783
2.13%, 10/01/2036	1,000,000	856,900
4.00%, 08/01/2038	1,150,000	1,153,984
5.00%, 08/01/2046	4,000,000	4,067,923
Metropolitan Washington DC Airports Authority Aviation Revenue, 5.00%, 10/01/2040	1,500,000	1,554,948
Miami-Dade County Florida Expressway Authority, 4.86% (1 mo. Term SOFR + 1.05%), 07/01/2032	5,000,000	5,044,203
New York Transportation Development Corp., 6.00%, 04/01/2035	3,000,000	3,307,717
Washington Suburban Sanitary Commission
2.00%, 12/01/2039	1,000,000	774,629
2.25%, 06/01/2041	6,500,000	4,993,333
		131,211,576
TOTAL MUNICIPAL BONDS (Cost $165,885,355)		166,701,945

The accompanying notes are an integral part of these financial statements.

23

BROWN ADVISORY MARYLAND BOND FUND
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0% First American Government Obligations Fund - Class Z, 3.63%(c)	3,446,936	$3,446,936
TOTAL SHORT-TERM INVESTMENTS (Cost $3,446,936)		3,446,936
TOTAL INVESTMENTS - 99.2% (Cost $169,332,291)		$170,148,881
Other Assets in Excess of Liabilities - 0.8%		1,288,693
TOTAL NET ASSETS - 100.0%		$171,437,574

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

24

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 96.9%
Alabama - 7.6%
Black Belt Energy Gas District
5.00%, 10/01/2035	$10,000,000	$10,597,050
2.71% (SIFMA Municipal Swap Index + 0.35%), 10/01/2052	29,250,000	29,000,196
5.00%, 12/01/2055(a)	5,000,000	5,371,115
Energy Southeast A Cooperative District, 5.25%, 07/01/2054(a)	5,500,000	5,987,740
Industrial Development Board of Mobile Alabama, 3.78%, 06/01/2034(a)	2,500,000	2,505,311
Madison Alabama, 3.00%, 02/01/2036	2,730,000	2,642,104
Southeast Energy Authority A Cooperative District
5.00%, 09/01/2035	3,000,000	3,257,244
5.25%, 03/01/2055(a)	4,100,000	4,328,587
5.25%, 11/01/2055(a)	12,000,000	13,203,926
5.00%, 01/01/2056(a)	10,000,000	10,426,907
		87,320,180
Arizona - 2.3%
Maricopa County Pollution Control Corp.
Series 1, 2.40%, 06/01/2035	6,500,000	5,559,958
Series 2, 2.40%, 06/01/2035	12,555,000	10,739,272
Maricopa County Unified School District No 69 Paradise Valley, 3.00%, 07/01/2031	10,500,000	10,417,125
		26,716,355
Arkansas - 0.5%
Bentonville South Dakota School District No 6
2.13%, 06/01/2041	2,680,000	1,992,130
2.13%, 06/01/2042	2,750,000	1,978,668
2.13%, 06/01/2043	2,825,000	1,983,209
		5,954,007
California - 5.1%
California Community Choice Financing Authority, 3.77% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	10,000,000	9,444,902
California Earthquake Authority, 5.60%, 07/01/2027	10,330,000	10,460,868
California Pollution Control Financing Authority, 3.80%, 07/01/2043(a)(b)	5,000,000	4,998,553
Los Angeles California Department of Airports
4.00%, 05/15/2041	4,160,000	4,056,181
4.00%, 05/15/2042	7,950,000	7,689,482
San Diego California Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	1,825,000	1,842,529

	Par	Value
San Francisco City & County Airport Comm-San Francisco International Airport, 5.50%, 05/01/2055	$18,000,000	$19,066,858
Temecula Valley California Unified School District, 3.00%, 08/01/2047	2,000,000	1,561,074
		59,120,447
Colorado - 1.1%
Board of Governors of Colorado State University System, 4.00%, 03/01/2036	3,255,000	3,293,643
Colorado Health Facilities Authority, 1.15%, 05/15/2064(a)	9,440,000	9,440,000
		12,733,643
District of Columbia - 0.7%
District of Columbia, 5.00%, 07/15/2028	1,500,000	1,501,657
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2032	2,660,000	2,692,626
Washington Convention & Sports Authority, 5.00%, 10/01/2029	3,565,000	3,701,246
		7,895,529
Florida - 5.7%
Miami-Dade County Florida Aviation Revenue
5.00%, 10/01/2031	3,500,000	3,847,691
5.00%, 10/01/2034	5,735,000	6,434,942
5.00%, 10/01/2038	10,000,000	10,013,890
Miami-Dade County Florida Expressway Authority
4.86% (1 mo. Term SOFR + 1.05%), 07/01/2026	1,050,000	1,055,922
4.86% (1 mo. Term SOFR + 1.05%), 07/01/2029	18,260,000	18,347,469
4.86% (1 mo. Term SOFR + 1.05%), 07/01/2032	9,260,000	9,341,864
5.00%, 07/01/2040	4,000,000	4,017,567
Tampa Bay Water, 3.38%, 10/01/2038	10,800,000	10,514,178
Tampa Florida
4.59%, 09/01/2039(c)	1,100,000	608,341
4.68%, 09/01/2041(c)	1,280,000	619,977
3.77%, 09/01/2045(c)	1,850,000	684,161
		65,486,002
Georgia - 4.1%
Clayton County Development Authority, 5.00%, 07/01/2032	12,000,000	12,002,747
Main Street Natural Gas, Inc.
4.19% (SOFR + 1.70%), 12/01/2053	28,500,000	29,503,020
5.00%, 12/01/2054(a)	5,000,000	5,352,718
		46,858,485

The accompanying notes are an integral part of these financial statements.

25

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - 8.2%
Chicago Illinois Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2036	$3,200,000	$3,491,005
5.25%, 04/01/2037	3,700,000	3,998,184
5.25%, 04/01/2039	2,250,000	2,400,179
5.25%, 04/01/2040	5,250,000	5,537,546
5.50%, 04/01/2042	1,000,000	1,058,523
Chicago Illinois Park District, 5.00%, 01/01/2044(e)	9,000,000	9,233,746
Chicago O’Hare International Airport, 5.25%, 01/01/2045	14,000,000	14,681,882
DuPage County Illinois, 3.00%, 05/15/2047	11,095,000	8,334,556
DuPage & Cook Counties Community Unit School District No 205 Elmhurst, 2.13%, 01/01/2040	1,600,000	1,192,607
Illinois Finance Authority
4.80%, 12/01/2043(a)(b)	6,000,000	6,198,846
4.13%, 12/01/2050(a)(b)	6,000,000	5,995,706
Illinois State
4.00%, 10/01/2033	1,700,000	1,740,493
6.73%, 04/01/2035	5,384,615	5,706,911
Metropolitan Pier & Exposition Authority
5.46%, 12/15/2037(c)	20,365,000	12,779,174
4.97%, 12/15/2040(c)	12,360,000	6,759,449
Sales Tax Securitization Corp., 5.00%, 01/01/2045	5,000,000	5,192,811
		94,301,618
Indiana - 1.8%
Indiana Finance Authority
1.25%, 11/01/2037(a)	7,825,000	7,825,000
5.00%, 10/01/2063(a)	12,000,000	13,214,640
		21,039,640
Iowa - 0.6%
Des Moines Iowa
2.00%, 06/01/2039	4,635,000	3,553,349
1.88%, 06/01/2040	3,575,000	2,491,934
West Des Moines Iowa, 2.00%, 06/01/2040	1,280,000	945,322
		6,990,605
Kentucky - 4.3%
Kentucky Public Energy Authority
5.00%, 05/01/2036	11,000,000	11,692,705
5.00%, 01/01/2055(a)	10,000,000	10,763,524
5.00%, 05/01/2055(a)	20,000,000	21,028,366
Louisville/Jefferson County Metropolitan Government, 1.20%, 10/01/2039(a)	6,000,000	6,000,000
		49,484,595

	Par	Value
Louisiana - 0.2%
Terrebonne Parish Louisiana, 3.20%, 04/01/2036(c)	$3,045,000	$2,093,667
Maine - 0.2%
Lewiston Maine
1.75%, 02/15/2038	1,270,000	938,620
1.75%, 02/15/2039	1,270,000	912,147
		1,850,767
Maryland - 0.6%
Maryland Community Development Administration, 2.41%, 07/01/2043	4,979,141	3,604,122
Maryland Economic Development Corp., 4.38%, 07/01/2036	3,000,000	2,972,925
		6,577,047
Massachusetts - 1.7%
Commonwealth of Massachusetts
2.00%, 03/01/2037	2,250,000	1,870,682
4.00%, 10/01/2038	6,000,000	6,229,274
Massachusetts Housing Finance Agency, 4.00%, 12/01/2033	2,235,000	2,235,306
Milford Massachusetts, 2.00%, 12/01/2037	3,000,000	2,488,986
Waltham Massachusetts
2.13%, 10/15/2038	3,455,000	2,873,445
2.13%, 10/15/2039	4,455,000	3,623,671
		19,321,364
Michigan - 0.2%
Oakland-Macomb Interceptor Drain Drainage District, 2.00%, 07/01/2038	2,500,000	1,943,716
Missouri - 1.2%
Cass County Missouri Reorganized School District No R-2
2.00%, 03/01/2039	3,375,000	2,606,213
2.00%, 03/01/2041	2,235,000	1,590,475
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	4,680,637	3,767,630
St Charles County Francis Howell R-III School District, 3.00%, 03/01/2033	6,180,000	6,184,045
		14,148,363
Multi-State - 0.3%
FHLMC Multifamily VRD Certificates
2.63%, 08/15/2051(a)	1,635,739	1,632,297
2.63%, 08/15/2051(a)	2,371,822	2,345,040
		3,977,337

The accompanying notes are an integral part of these financial statements.

26

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nebraska - 1.6%
Central Plains Energy Project, 4.71% (SOFR + 2.18%), 05/01/2053	$10,000,000	$10,374,413
Omaha Nebraska School District, 2.00%, 12/15/2039	8,010,000	6,271,947
Sarpy County Nebraska, 1.75%, 06/01/2036	2,710,000	2,192,307
		18,838,667
Nevada - 1.5%
Clark County Nevada, 2.10%, 06/01/2031	6,460,000	5,902,677
Henderson Nevada
2.00%, 06/01/2038	2,830,000	2,291,258
2.00%, 06/01/2039	1,585,000	1,253,266
Las Vegas Nevada Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,006,778
5.00%, 06/15/2028	2,280,000	2,295,389
Washoe County School District/NV, 2.25%, 06/01/2045	7,370,000	4,978,792
		17,728,160
New Jersey - 3.1%
New Jersey Transportation Trust Fund Authority
4.36%, 12/15/2037(c)	5,050,000	3,282,415
4.90%, 12/15/2039(c)	16,355,000	9,617,062
5.25%, 06/15/2041	8,750,000	9,751,609
5.00%, 06/15/2042	3,500,000	3,786,381
Tobacco Settlement Financing Corp., 5.25%, 06/01/2046	5,500,000	5,486,248
West Windsor-Plainsboro Regional School District/NJ, 2.25%, 08/01/2033	4,570,000	4,195,244
		36,118,959
New Mexico - 1.2%
Farmington New Mexico, 1.80%, 04/01/2029	15,000,000	14,224,179
New York - 8.8%
Mount Vernon City School District, 3.00%, 08/15/2031	4,005,000	3,961,862
New York City New York, 5.00%, 08/01/2038	5,500,000	5,552,246
New York City Transitional Finance Authority Future Tax Secured Revenue, 1.25%, 11/01/2044(a)	13,005,000	13,005,000
New York Convention Center Development Corp.
5.00%, 11/15/2028	8,000,000	8,010,627
5.00%, 11/15/2029	5,000,000	5,006,535
New York Liberty Development Corp., 3.13%, 09/15/2050	13,735,000	10,320,070

	Par	Value
New York Mortgage Agency Homeowner Mortgage Revenue
4.70%, 04/01/2036	$1,745,000	$1,792,002
4.65%, 10/01/2043	6,380,000	6,499,304
New York Transportation Development Corp.
5.00%, 07/01/2041	11,775,000	11,776,006
5.25%, 12/31/2054	6,700,000	6,797,498
Port Authority of New York & New Jersey, 4.00%, 09/01/2043	2,970,000	2,806,375
Suffolk County Water Authority, 3.25%, 06/01/2042	19,000,000	17,176,716
TSASC, Inc.
5.00%, 06/01/2030	7,960,000	8,146,761
5.00%, 06/01/2031	1,070,000	1,094,052
		101,945,054
North Carolina - 0.8%
Cary North Carolina
1.75%, 09/01/2037	6,250,000	4,889,519
1.75%, 09/01/2038	6,250,000	4,756,789
		9,646,308
Ohio - 2.5%
American Municipal Power, Inc.
4.00%, 02/15/2037	5,510,000	5,634,352
4.00%, 02/15/2038	5,940,000	6,040,641
Buckeye Ohio Tobacco Settlement Financing Authority, 4.00%, 06/01/2037	10,325,000	10,242,170
Columbus Ohio, 3.00%, 08/15/2030	4,325,000	4,326,039
Warren County Ohio, 5.00%, 05/15/2044	2,000,000	2,016,118
		28,259,320
Pennsylvania - 0.8%
Lehigh County Pennsylvania, 4.42% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	9,265,000	9,145,974
Puerto Rico - 1.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.65%, 07/01/2031(c)	16,249,000	13,371,315
Rhode Island - 2.0%
Tobacco Settlement Financing Corp., 5.00%, 06/01/2035	23,310,000	23,323,224
South Carolina - 1.4%
South Carolina Public Service Authority, 5.00%, 12/01/2038	5,890,000	6,572,282
South Carolina State, 2.25%, 04/01/2029	9,680,000	9,441,644
		16,013,926

The accompanying notes are an integral part of these financial statements.

27

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - 1.7%
Knox Tennesee, 3.05%, 06/01/2035	$4,905,000	$4,830,431
Metropolitan Nashville Airport Authority, 5.00%, 07/01/2040	1,250,000	1,252,020
Oak Ridge Tennessee, 2.00%, 06/01/2032	1,865,000	1,716,999
Rutherford Tennessee, 3.00%, 04/01/2036	5,355,000	5,234,796
Tennergy Corp., 5.00%, 10/01/2054(a)	6,500,000	6,836,560
		19,870,806
Texas - 13.0%
Austin Texas, 7.88%, 09/01/2026	925,000	930,869
Houston Texas Combined Utility System Revenue, 2.34%, 05/15/2034(a)	15,000,000	15,000,000
Clifton Higher Education Finance Corp., 5.00%, 02/15/2032	10,000,000	11,116,146
Dallas Fort Worth International Airport, 5.25%, 11/01/2041	9,000,000	9,807,140
Del Valle Independent School District
2.00%, 06/15/2038	10,135,000	8,230,334
2.00%, 06/15/2039	3,085,000	2,445,717
Fort Worth Texas, 2.00%, 03/01/2039	6,475,000	4,888,541
Frisco Texas
2.00%, 02/15/2039	1,710,000	1,352,478
2.00%, 02/15/2040	1,745,000	1,320,968
Joshua Texas Independent School District, 3.00%, 08/15/2035	3,105,000	3,050,676
Love Field Texas Airport Modernization Corp., 4.00%, 11/01/2036	17,720,000	17,951,046
San Antonio Texas Independent School District, 3.00%, 08/15/2038	3,800,000	3,512,200
San Marcos Texas, 2.00%, 08/15/2039	4,265,000	3,264,176
State of Texas, 4.50%, 08/01/2045	5,900,000	6,004,076
Tarrant County Cultural Education Facilities Finance Corp., 0.45%, 08/01/2050(a)	3,590,000	3,590,000
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054(a)	8,210,000	8,727,544
Texas Municipal Gas Acquisition and Supply Corp. II
3.32% (3 mo. Term SOFR + 0.86%), 09/15/2027	12,840,000	12,853,481
3.54% (3 mo. Term SOFR + 1.05%), 09/15/2027	7,175,000	7,193,438
3.87% (SIFMA Municipal Swap Index + 0.55%), 09/15/2027	3,845,000	3,837,683

	Par	Value
Texas Municipal Power Agency
3.00%, 09/01/2035	$1,630,000	$1,560,685
3.00%, 09/01/2038	3,985,000	3,621,159
3.00%, 09/01/2040	3,780,000	3,279,082
Texas Transportation Finance Corp., 5.00%, 10/01/2045	8,270,000	8,832,920
Travis County Water Control & Improvement District No 10, 3.00%, 08/15/2041	5,035,000	4,349,372
Willis Texas Independent School District
2.00%, 02/15/2038	1,525,000	1,254,826
2.00%, 02/15/2039	1,500,000	1,206,681
		149,181,238
Utah - 1.4%
Utah Housing Corp.
3.00%, 01/21/2052	4,861,320	4,278,534
4.50%, 06/21/2052	7,957,553	7,889,998
5.00%, 10/21/2052	3,932,074	3,990,404
		16,158,936
Virginia - 1.6%
Fairfax County Economic Development Authority, 2.35%, 12/01/2033(a)	5,000,000	5,000,000
Henrico County Virginia Economic Development Authority, 5.40%, 08/23/2027(a)	800,000	800,000
Newport News Economic Development Authority, 5.00%, 12/01/2038	4,220,000	4,222,808
Newport News Virginia Economic Development Authority, 5.00%, 12/01/2031	3,375,000	3,378,801
Suffolk Virginia
1.88%, 02/01/2038	1,645,000	1,279,922
1.88%, 02/01/2040	1,385,000	1,002,890
Virginia Small Business Financing Authority, 4.00%, 12/01/2036	2,560,000	2,567,549
		18,251,970
West Virginia - 0.4%
Tobacco Settlement Finance Authority, 2.55%, 06/01/2029	4,505,000	4,255,583
Wisconsin - 7.5%
Neenah Joint School District, 2.00%, 03/01/2034	5,590,000	4,898,158
Oak Creek-Franklin Joint School District, 3.15%, 04/01/2028	5,140,000	5,140,876
Public Finance Authority
4.00%, 01/01/2055(a)(b)	10,000,000	9,993,712
4.75%, 08/01/2059(a)(b)	10,000,000	9,963,796
6.50%, 06/30/2060	10,000,000	10,990,492
Series 2024-1, 4.00%, 08/01/2059(a)	13,485,105	13,508,109
Series 2024-2, 4.00%, 08/01/2059(a)	21,932,205	21,985,492

The accompanying notes are an integral part of these financial statements.

28

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
University of Wisconsin Hospitals & Clinics, 1.25%, 04/01/2048(a)	$3,675,000	$3,675,000
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058(a)	6,000,000	6,073,877
		86,229,512
TOTAL MUNICIPAL BONDS (Cost $1,090,982,933)		1,116,376,498

	Shares
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class Z, 3.63%(d)	30,703,510	30,703,510
TOTAL SHORT-TERM INVESTMENTS (Cost $30,703,510)		30,703,510
TOTAL INVESTMENTS - 99.6% (Cost $1,121,686,443)		$1,147,080,008
Floating Rate Note Obligations - (0.5)%
Note with interest and fee rate of 3.97% as of the date of this report and contractual maturity of collateral of 01/01/2044(f)		(6,000,000)
Other Assets in Excess of Liabilities - 0.9%		10,435,470
TOTAL NET ASSETS - 100.0%		$1,151,515,478

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero coupon bond. The rate shown is the effective yield as of December 31, 2025.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(e)	Underlying security related to Tender Option Bond (“TOB”) transaction entered into by the Fund.
(f)
Floating rate note obligations related to securities held. The interest and fee rate shown reflects the rates in effect as of the date of this report. As of the date of this report, the Fund’s investments with a value of $9,233,746 are held by TOB Trusts and serve as collateral for the $6,000,000 in the floating rate note obligations outstanding at that date.

The accompanying notes are an integral part of these financial statements.

29

BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND
Schedule of Investments
December 31, 2025 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 95.4%
Alaska - 0.3%
Alaska Housing Finance Corp., 4.60%, 12/01/2042	$890,000	$913,380
Arizona - 2.4%
Arizona Industrial Development Authority, 4.00%, 07/01/2041	1,920,000	1,768,854
Peoria Arizona, 2.00%, 07/15/2038	3,375,000	2,713,104
Pima County Unified School District No 20 Vail, 5.00%, 07/01/2036	3,280,000	3,303,562
		7,785,520
California - 16.7%
California Community Choice Financing Authority
5.00%, 10/01/2056(a)	5,000,000	5,456,377
Series A, 5.00%, 01/01/2056(a)	5,000,000	5,271,567
Series B2, 3.77% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,900,000	5,572,492
Series D, 5.50%, 05/01/2054(a)	5,000,000	5,281,280
Series E1, 5.00%, 09/01/2029	3,805,000	4,041,721
Series H, 5.00%, 01/01/2056(a)	5,000,000	5,474,960
California Earthquake Authority, 5.60%, 07/01/2027	10,885,000	11,022,899
California Municipal Finance Authority
5.00%, 11/01/2029(b)	845,000	864,981
5.00%, 11/01/2049(b)	1,575,000	1,423,917
California School Finance Authority, 5.00%, 07/01/2037(b)	1,180,000	1,198,444
San Francisco City & County Airport Comm-San Francisco International Airport, 5.50%, 05/01/2055	5,000,000	5,296,349
San Joaquin Valley Clean Energy Authority, 5.50%, 01/01/2056(a)	4,000,000	4,519,274
		55,424,261
Colorado - 4.3%
Adams & Arapahoe Colorado Joint School District 28J Aurora, 5.00%, 12/01/2031	3,000,000	3,064,009
Colorado Health Facilities Authority
4.00%, 12/01/2040	3,500,000	3,382,478
1.15%, 05/15/2064(a)	2,500,000	2,500,000
Colorado Housing and Finance Authority, 5.75%, 11/01/2053	4,885,000	5,235,152
		14,181,639
Florida - 1.3%
Miami Beach Florida Health Facilities Authority, 5.00%, 11/15/2039	4,455,000	4,458,538
Georgia - 2.9%
Atlanta Georgia Department of Aviation, 5.25%, 07/01/2041	3,750,000	4,101,254
Cartersville Georgia, 2.00%, 10/01/2039	3,195,000	2,468,456

	Par	Value
Decatur Housing Authority, 3.25%, 09/01/2028(a)	$2,250,000	$2,257,041
Development Authority for Fulton County, 5.00%, 06/01/2029	700,000	756,424
		9,583,175
Illinois - 6.3%
Chicago Illinois Park District
Series C, 4.00%, 01/01/2036	1,000,000	1,011,071
Series D, 4.00%, 01/01/2036	2,930,000	2,967,877
Series F2, 4.00%, 01/01/2034	1,425,000	1,455,605
Du Page County Illinois, 3.00%, 05/15/2047	7,495,000	5,630,239
Illinois Finance Authority
3.75% (SOFR + 1.15%), 11/01/2034	2,415,000	2,418,981
4.80%, 12/01/2043(a)(b)	2,000,000	2,066,282
4.13%, 12/01/2050(a)(b)	2,500,000	2,498,211
Illinois Housing Development Authority, 4.85%, 10/01/2042	2,700,000	2,808,405
		20,856,671
Indiana - 1.6%
Indianapolis Local Public Improvement Bond Bank, 5.00%, 02/01/2049	5,050,000	5,214,697
Iowa - 1.5%
Bondurant-Farrar Iowa Community School District
2.00%, 06/01/2038	1,805,000	1,374,414
2.00%, 06/01/2039	2,555,000	1,893,419
Iowa Finance Authority, 3.88%, 01/01/2042(a)	1,655,000	1,653,325
		4,921,158
Kentucky - 1.8%
Louisville/Jefferson County Metropolitan Government, 1.20%, 10/01/2039(a)	6,000,000	6,000,000
Maine - 0.5%
Portland Maine General Airport Revenue, 4.00%, 01/01/2038	1,500,000	1,512,591
Maryland - 5.2%
Baltimore County Maryland
4.00%, 01/01/2039	1,000,000	1,002,784
4.00%, 01/01/2040	1,525,000	1,515,752
Maryland Community Development Administration, 2.41%, 07/01/2043	2,489,570	1,802,061
Maryland Economic Development Corp., 4.00%, 07/01/2040	1,275,000	1,222,453
Maryland Health & Higher Educational Facilities Authority
5.00%, 08/15/2038	10,000,000	9,996,613
1.05%, 07/01/2041(a)	1,800,000	1,800,000
		17,339,663

The accompanying notes are an integral part of these financial statements.

30

BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Massachusetts - 0.3%
Massachusetts Development Finance Agency, 3.92% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049(b)	$1,000,000	$1,000,364
Michigan - 0.3%
Wayne County Airport Authority, 5.75%, 12/01/2050	750,000	818,931
Missouri - 2.0%
Health & Educational Facilities Authority of the State of Missouri, 1.15%, 10/01/2035(a)	3,100,000	3,100,000
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	2,808,382	2,260,578
North Kansas City School District No 74, 2.00%, 03/01/2036	1,500,000	1,245,281
		6,605,859
Montana - 0.3%
Montana Board of Housing, 4.90%, 12/01/2042	1,000,000	1,045,935
New Hampshire - 0.5%
New Hampshire Housing Finance Authority, 4.65%, 07/01/2047	1,800,000	1,809,005
New Jersey - 0.5%
New Jersey Housing & Mortgage Finance Agency, 1.60%, 10/01/2026	1,765,000	1,733,557
New York - 11.1%
Buffalo New York Sewer Authority, 4.00%, 06/15/2051	750,000	705,959
Build NYC Resource Corp., 5.00%, 09/01/2030	1,200,000	1,305,326
Metropolitan Transportation Authority, 5.00%, 11/15/2030	1,885,000	1,917,657
New York City Municipal Water Finance Authority, 1.30%, 06/15/2033(a)	1,240,000	1,240,000
New York City New York Housing Development Corp., 2.60%, 11/01/2034	1,970,000	1,823,501
New York Energy Finance Development Corp., 5.00%, 07/01/2056(a)	5,000,000	5,301,815
New York Liberty Development Corp., 3.13%, 09/15/2050	11,000,000	8,265,072
New York Mortgage Agency Homeowner Mortgage Revenue, 4.65%, 10/01/2043	3,000,000	3,056,099
New York State Dormitory Authority
5.25%, 05/01/2040	1,205,000	1,289,840
5.50%, 05/01/2049	750,000	777,137

	Par	Value
New York State Housing Finance Agency, 1.65%, 05/15/2039	$1,156,431	$971,874
New York Transportation Development Corp.
5.00%, 07/01/2041	5,000,000	5,000,427
5.25%, 12/31/2054	5,000,000	5,072,760
		36,727,467
North Carolina - 2.6%
Charlotte-Mecklenburg Hospital Authority, 1.25%, 01/15/2048(a)	1,215,000	1,215,000
North Carolina Housing Finance Agency, 3.20%, 07/01/2056(a)	4,700,000	4,699,719
North Carolina Medical Care Commission, 5.25%, 11/01/2046	2,630,000	2,715,152
		8,629,871
North Dakota - 1.7%
North Dakota Housing Finance Agency, 4.60%, 07/01/2043	5,660,000	5,776,906
Ohio - 0.3%
American Municipal Power, Inc., 5.00%, 02/15/2036	1,000,000	1,055,910
Oregon - 0.4%
Port of Portland OR Airport Revenue, 5.00%, 07/01/2042	1,305,000	1,312,175
Pennsylvania - 3.1%
Allegheny County Pennsylvania Hospital Development Authority, 2.94% (SIFMA Municipal Swap Index + 0.58%), 11/15/2026	1,750,000	1,740,642
Lancaster County Pennsylvania Hospital Authority, 5.00%, 08/15/2042	2,380,000	2,393,227
Lancaster Municipal Authority, 5.00%, 05/01/2044	2,200,000	2,227,389
Lehigh County Pennsylvania, 4.42% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	4,070,000	4,017,713
		10,378,971
Rhode Island - 1.0%
Rhode Island Housing & Mortgage Finance Corp., 3.60%, 10/01/2054(a)	3,300,000	3,304,947
South Carolina - 2.2%
York County South Carolina Fort Mill School District No. 4
1.88%, 03/01/2037	4,585,000	3,703,864
1.88%, 03/01/2038	4,675,000	3,669,818
		7,373,682
Tennessee - 1.8%
Health Educational and Housing Facility Board of Memphis Tennessee, 5.00%, 07/01/2027(a)	6,000,000	6,059,126

The accompanying notes are an integral part of these financial statements.

31

BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - 6.6%
Alvin Independent School District/TX, 3.00%, 02/15/2039	$2,850,000	$2,609,801
Arlington Higher Education Finance Corp.
5.00%, 06/15/2039	225,000	247,933
4.00%, 06/15/2044	400,000	383,253
4.00%, 06/15/2049	270,000	244,554
4.13%, 06/15/2054	460,000	419,303
Austin Texas
7.88%, 09/01/2026	500,000	503,172
4.25%, 11/01/2032(b)	395,000	396,269
5.00%, 11/01/2044(b)	1,126,000	1,108,881
5.25%, 11/01/2053(b)	750,000	734,354
Clifton Texas Higher Education Finance Corp., 5.00%, 02/15/2036	5,000,000	5,572,864
Houston Texas Combined Utility System Revenue, 2.35% (SIFMA Municipal Swap Index + 0.01%), 05/15/2034	2,000,000	2,000,000
Northside Independent School District, 3.55%, 06/01/2050(a)	7,500,000	7,593,756
		21,814,140
Utah - 2.8%
Utah Housing Corp.
3.63%, 02/01/2026	1,957,000	1,957,879
3.00%, 01/21/2052	1,620,440	1,426,178
4.50%, 06/21/2052	3,979,006	3,945,226
5.00%, 10/21/2052	1,966,037	1,995,202
		9,324,485
Virginia - 4.5%
Fairfax County Economic Development Authority, 2.25%, 12/01/2033(a)	3,605,000	3,605,000
Harrisonburg Virginia, 1.88%, 07/15/2038	4,150,000	3,178,791
Newport News Economic Development Authority, 5.00%, 12/01/2038	6,000,000	6,003,992
Virginia Small Business Financing Authority, 4.00%, 01/01/2036	2,250,000	2,283,371
		15,071,154
Wisconsin - 8.6%
Calumet County Wisconsin
1.75%, 12/01/2037	1,035,000	760,243
1.88%, 12/01/2038	1,320,000	953,436
1.88%, 12/01/2039	2,650,000	1,842,815
New Glarus School District, 2.00%, 04/01/2039	1,510,000	1,140,391

	Par	Value
Public Finance Authority
5.00%, 06/01/2030	$750,000	$783,751
5.00%, 06/01/2035	1,100,000	1,183,722
4.00%, 08/01/2059	3,719,745	3,726,091
4.75%, 08/01/2059(a)(b)	5,000,000	4,981,898
University of Wisconsin Hospitals & Clinics, 1.25%, 04/01/2048(a)	6,000,000	6,000,000
Westosha Wisconsin Central High School District
2.00%, 03/01/2038	1,000,000	773,839
2.00%, 03/01/2039	1,500,000	1,138,867
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058(a)	5,000,000	5,061,564
		28,346,617
TOTAL MUNICIPAL BONDS (Cost $317,309,998)		316,380,395

	Shares
SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1% First American Government Obligations Fund - Class Z, 3.63%(c)	13,467,942	13,467,942
TOTAL SHORT-TERM INVESTMENTS (Cost $13,467,942)		13,467,942
TOTAL INVESTMENTS - 99.5% (Cost $330,777,940)		$329,848,337
Other Assets in Excess of Liabilities - 0.5%		1,615,611
TOTAL NET ASSETS - 100.0%		$331,463,948

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

32

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Investments
December 31, 2025 (Unaudited)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 97.8%
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	$1,981,531	$1,951,963
Fannie Mae Whole Loan
Series 2003-W10, Class 3A5, 4.30%, 06/25/2043	4,430	4,454
Series 2003-W12, Class 1A8, 4.55%, 06/25/2043	7,164	7,224
Series 2003-W12, Class 1A9, 4.48%, 06/25/2043	1,194	1,202
Series 2003-W12, Class 2A6, 5.00%, 06/25/2043	4,759	4,762
Series 2003-W12, Class 2A7, 4.68%, 06/25/2043	4,079	4,007
Federal Home Loan Mortgage Corp.
Pool 1G2249, 6.28% (RFUCCT1Y + 1.78%), 10/01/2037	14,721	15,136
Pool 1H1348, 6.20% (1 yr. CMT Rate + 2.14%), 10/01/2036	9,139	9,568
Pool 1J0204, 6.75% (RFUCCT1Y + 1.75%), 05/01/2035	7,585	7,800
Pool 1J1681, 6.73% (RFUCCT1Y + 1.98%), 06/01/2037	14,492	15,025
Pool 1L1263, 6.50% (1 yr. CMT Rate + 2.25%), 03/01/2036	11,846	12,273
Pool 847727, 6.49% (RFUCCT1Y + 1.74%), 02/01/2037	2,702	2,777
Pool A14256, 5.50%, 10/01/2033	26,912	27,333
Pool A46629, 5.00%, 08/01/2035	27,059	27,843
Pool B31891, 5.38%, 01/01/2037	55,648	57,951
Pool B31900, 5.38%, 02/01/2037	72,482	75,512
Pool B31934, 5.38%, 04/01/2037	35,931	37,425
Pool B31976, 5.10%, 05/01/2037	72,912	75,201
Pool C03427, 5.50%, 10/01/2039	203,665	212,557
Pool C53878, 5.50%, 12/01/2030	24,010	24,380
Pool C66421, 6.50%, 02/01/2032	36,790	38,222
Pool C91366, 4.50%, 04/01/2031	55,136	55,644
Pool C91826, 3.00%, 05/01/2035	259,769	248,816
Pool G04540, 6.00%, 08/01/2038	83,538	88,500
Pool G04655, 6.00%, 08/01/2038	71,876	76,146
Pool G08348, 5.00%, 06/01/2039	43,968	45,290
Pool G08828, 5.50%, 04/01/2048	71,353	74,122
Pool G20028, 7.50%, 12/01/2036	42,253	43,496
Pool G30932, 4.50%, 03/01/2034	64,229	64,887
Pool G31063, 3.50%, 11/01/2037	442,735	429,469
Pool K93349, 4.00%, 11/01/2035	188,720	185,919
Pool K93365, 3.50%, 11/01/2035	135,314	132,276
Pool N30530, 5.50%, 01/01/2029	20,411	20,989
Pool N70071, 6.00%, 06/01/2035	79,407	80,454
Pool N70078, 5.50%, 01/01/2033	112,924	114,213
Pool N70082, 6.00%, 07/01/2038	241,900	247,951
Pool QD1254, 2.00%, 11/01/2051	2,323,606	1,881,497
Pool QE0380, 2.50%, 04/01/2052	803,896	690,837
Pool QE0622, 2.00%, 04/01/2052	458,412	377,045
Pool QF0493, 5.50%, 09/01/2052	1,951,305	1,994,668

	Par	Value
Pool QF0773, 5.50%, 09/01/2052	$2,492,710	$2,544,947
Pool RA5286, 2.50%, 05/01/2051	3,311,328	2,806,004
Pool RA5971, 3.00%, 09/01/2051	3,082,733	2,782,362
Pool RA6766, 2.50%, 02/01/2052	1,568,416	1,349,092
Pool RA7935, 5.00%, 09/01/2052	2,400,188	2,424,498
Pool RA9851, 6.00%, 09/01/2053	1,264,875	1,317,288
Pool RC3538, 5.50%, 06/01/2040	2,576,691	2,659,551
Pool SB1179, 5.50%, 05/01/2039	1,713,483	1,770,280
Pool SD0846, 2.50%, 02/01/2052	2,583,636	2,223,714
Pool SD1641, 4.50%, 09/01/2052	1,320,155	1,303,937
Pool SD3234, 2.50%, 12/01/2051	3,065,635	2,612,197
Pool SD3386, 5.50%, 07/01/2053	2,009,087	2,046,516
Pool SD3475, 5.50%, 08/01/2053	2,474,721	2,535,675
Pool SD3477, 6.50%, 08/01/2053	1,097,955	1,156,234
Pool SD3840, 5.50%, 09/01/2053	994,855	1,020,467
Pool SD4053, 6.00%, 10/01/2053	220,137	226,772
Pool SD4697, 6.00%, 02/01/2054	4,065,686	4,218,692
Pool SD5573, 3.00%, 08/01/2052	2,856,886	2,579,160
Pool SD7556, 3.00%, 08/01/2052	531,509	476,226
Pool SD8200, 2.50%, 03/01/2052	2,512,658	2,138,593
Pool SD8315, 5.00%, 04/01/2053	913,056	911,288
Pool SL0655, 6.00%, 03/01/2055	1,843,014	1,903,508
Pool SL1512, 6.00%, 06/01/2055	1,266,560	1,301,571
Pool SL1677, 4.50%, 05/01/2053	804,693	788,956
Pool SL1723, 2.00%, 03/01/2052	2,477,745	2,032,206
Pool SL2867, 5.50%, 10/01/2054	1,336,684	1,361,224
Pool SL2893, 4.00%, 02/01/2053	1,429,768	1,369,922
Pool T30346, 5.38%, 10/01/2037	62,524	64,951
Pool U30653, 5.13%, 07/01/2037	42,196	43,869
Pool U30681, 5.10%, 09/01/2037	173,861	179,325
Pool U30800, 5.10%, 11/01/2037	60,411	62,342
Pool U31874, 5.38%, 04/01/2038	115,170	119,646
Series 1843, Class Z, 7.00%, 04/15/2026	3	3
Series 2517, Class Z, 5.50%, 10/15/2032	22,464	23,092
Series 2890, Class ZA, 5.00%, 11/15/2034	108,188	110,988
Series 2907, Class VZ, 4.50%, 05/15/2034	393,075	397,201
Series 3150, Class DZ, 5.50%, 05/15/2036	231,837	241,042
Series 3294, Class CB, 5.50%, 03/15/2037	143,848	149,805
Series 366, Class IO, 4.00%, 08/15/2049(a)	604,575	93,915
Series 4121, Class DH, 2.00%, 10/15/2042	762,075	549,717
Series 4888, Class AC, 3.50%, 01/15/2049	539,972	504,672
Series 4891, Class PA, 3.50%, 07/15/2048	66,569	65,737
Series 5080, Class PB, 1.25%, 03/25/2050	1,659,710	1,314,414
Series 5083, Class UB, 1.25%, 03/25/2051	2,274,625	1,775,291

The accompanying notes are an integral part of these financial statements.

33

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Federal National Mortgage Association
2.00%, 01/15/2056(b)	$20,180,000	$16,317,342
2.50%, 01/15/2056(b)	3,275,000	2,769,166
3.00%, 01/15/2056(b)	6,837,000	6,048,341
4.00%, 01/15/2056(b)	6,215,000	5,895,915
4.50%, 01/15/2056(b)	2,600,000	2,538,579
5.00%, 01/15/2056(b)	3,450,000	3,441,105
5.50%, 01/15/2056(b)	4,343,000	4,404,405
6.50%, 01/15/2056(b)	2,750,000	2,858,341
3.50%, 02/15/2056(b)	11,874,000	10,941,242
Pool 257203, 5.00%, 05/01/2028	122,516	123,332
Pool 356329, 6.90% (1 yr. CMT Rate + 2.65%), 01/01/2027	9,397	9,434
Pool 363850, 6.38% (1 yr. CMT Rate + 2.13%), 04/01/2027	4,123	4,141
Pool 520478, 6.03% (1 yr. CMT Rate + 2.16%), 11/01/2029	5,503	5,585
Pool 628837, 6.50%, 03/01/2032	5,798	6,018
Pool 640225, 6.40% (1 yr. CMT Rate + 2.27%), 04/01/2032	9,639	9,870
Pool 642122, 6.40% (1 yr. CMT Rate + 2.27%), 03/01/2032	5,884	6,027
Pool 656181, 6.27% (1 yr. CMT Rate + 2.16%), 08/01/2031	19,582	19,909
Pool 723313, 6.67% (1 yr. CMT Rate + 2.54%), 09/01/2031	20,721	21,345
Pool 741373, 6.16% (1 yr. CMT Rate + 2.28%), 12/01/2033	12,378	12,733
Pool 745626, 6.18% (1 yr. CMT Rate + 2.13%), 05/01/2036	14,152	14,588
Pool 745818, 6.50%, 09/01/2036	46,637	48,962
Pool 751498, 5.84% (1 yr. CMT Rate + 2.22%), 11/01/2033	3,407	3,497
Pool 764342, 6.15% (RFUCCT6M + 1.52%), 02/01/2034	18,804	19,112
Pool 774969, 6.53% (1 yr. CMT Rate + 2.28%), 04/01/2034	20,742	21,374
Pool 783554, 6.21% (1 yr. CMT Rate + 2.21%), 07/01/2034	83,633	86,136
Pool 819649, 6.52% (RFUCCT1Y + 1.52%), 03/01/2035	2,299	2,349
Pool 836715, 6.27% (RFUCCT1Y + 1.77%), 10/01/2035	40,223	41,494
Pool 837329, 6.17% (1 yr. CMT Rate + 2.04%), 09/01/2035	5,583	5,732
Pool 842006, 4.25%, 10/01/2035	68,191	67,428
Pool 850232, 4.25%, 12/01/2035	133,609	133,821
Pool 868568, 6.70% (RFUCCT1Y + 1.77%), 04/01/2036	4,548	4,685
Pool 877009, 7.07% (RFUCCT1Y + 2.38%), 03/01/2036	5,343	5,575
Pool 882017, 6.06% (RFUCCT6M + 1.56%), 05/01/2036	29,302	29,982
Pool 886163, 6.58% (RFUCCT1Y + 1.83%), 07/01/2036	13,435	13,897

	Par	Value
Pool 889829, 5.00%, 07/01/2035	$22,528	$22,799
Pool 896838, 5.45%, 07/01/2036	176,817	178,820
Pool 922680, 6.64% (RFUCCT1Y + 1.91%), 11/01/2035	10,069	10,449
Pool 930507, 6.50%, 02/01/2039	72,640	75,865
Pool 941050, 6.45% (RFUCCT1Y + 1.70%), 08/01/2037	20,412	21,015
Pool 950382, 5.75% (RFUCCT6M + 1.12%), 08/01/2037	25,692	26,189
Pool 952835, 6.41% (1 yr. CMT Rate + 2.32%), 09/01/2037	19,852	20,712
Pool 955233, 6.50%, 12/01/2037	55,213	58,614
Pool 995521, 6.82% (RFUCCT1Y + 1.82%), 05/01/2037	15,219	15,722
Pool AB0577, 4.00%, 03/01/2036	131,770	127,894
Pool AD0100, 7.00%, 12/01/2038	128,893	137,186
Pool AD0427, 5.50%, 10/01/2039	100,864	105,148
Pool AD0941, 5.50%, 04/01/2040	152,024	158,483
Pool AI4717, 4.50%, 07/01/2031	620,535	623,012
Pool AL0407, 6.50%, 04/01/2039	123,205	128,587
Pool AL0898, 5.00%, 02/01/2031	30,289	30,694
Pool AL7654, 3.00%, 09/01/2035	288,179	275,736
Pool AS1429, 4.00%, 12/01/2043	123,818	120,625
Pool AS2249, 4.00%, 04/01/2039	1,050,659	1,037,869
Pool AV7739, 4.00%, 01/01/2044	210,719	205,980
Pool AW6485, 4.00%, 06/01/2044	75,643	73,801
Pool AW9534, 4.00%, 03/01/2045	249,104	240,544
Pool AY0382, 4.00%, 11/01/2044	146,355	144,339
Pool AZ4154, 4.00%, 06/01/2045	60,884	59,445
Pool AZ7828, 4.00%, 08/01/2045	777,106	752,897
Pool BA3674, 4.50%, 10/01/2045	464,375	463,904
Pool BC1738, 4.50%, 09/01/2043	194,131	195,913
Pool BC6366, 4.50%, 02/01/2046	296,066	296,350
Pool BD1241, 4.50%, 05/01/2046	120,588	120,205
Pool BD5189, 4.50%, 07/01/2046	307,735	307,137
Pool BD8599, 4.50%, 11/01/2046	155,528	155,611
Pool BH7686, 4.50%, 12/01/2047	190,016	187,197
Pool BJ8287, 4.50%, 01/01/2048	132,388	131,685
Pool BK5105, 5.50%, 05/01/2048	174,261	179,628
Pool BK8032, 5.50%, 06/01/2048	271,018	280,715
Pool BN4921, 5.50%, 01/01/2049	75,429	77,429
Pool BN4936, 5.50%, 12/01/2048	174,010	179,134
Pool BP5419, 3.00%, 05/01/2050	1,821,681	1,648,166
Pool BQ1226, 2.00%, 09/01/2050	1,407,049	1,150,868
Pool BQ3248, 2.00%, 11/01/2050	2,403,225	1,960,939
Pool BV4128, 2.00%, 03/01/2052	3,262,644	2,648,930
Pool BV4532, 3.50%, 03/01/2052	1,673,046	1,556,473
Pool BW0025, 4.00%, 07/01/2052	614,278	589,075
Pool BY4776, 5.00%, 07/01/2053	1,868,491	1,864,874
Pool CB2539, 2.50%, 01/01/2052	2,531,171	2,177,208
Pool CB2548, 2.50%, 01/01/2052	2,571,022	2,203,940
Pool CB2789, 2.00%, 02/01/2052	3,270,331	2,654,113
Pool CB2909, 3.50%, 02/01/2052	1,964,456	1,829,911
Pool CB3103, 2.50%, 03/01/2052	3,336,330	2,885,399
Pool CB3853, 4.00%, 06/01/2052	1,453,232	1,397,300

The accompanying notes are an integral part of these financial statements.

34

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool CB5497, 6.50%, 01/01/2053	$2,189,862	$2,293,360
Pool CB8316, 5.00%, 04/01/2054	2,746,030	2,769,968
Pool CB8494, 6.00%, 05/01/2054	1,237,008	1,273,334
Pool CB8874, 6.50%, 07/01/2054	1,791,006	1,864,501
Pool DA0025, 6.00%, 09/01/2053	1,397,574	1,455,888
Pool FA0345, 5.50%, 02/01/2055	2,584,287	2,634,795
Pool FA2599, 2.00%, 05/01/2052	1,760,387	1,427,788
Pool FA2601, 2.00%, 08/01/2051	483,358	394,275
Pool FA2647, 5.50%, 08/01/2055	2,597,855	2,661,718
Pool FA3407, 2.00%, 04/01/2052	1,644,891	1,367,247
Pool FM9097, 2.00%, 11/01/2051	1,737,237	1,423,834
Pool FM9501, 2.50%, 11/01/2051	1,564,885	1,346,379
Pool FM9973, 3.00%, 08/01/2051	2,209,559	1,989,812
Pool FS0348, 2.00%, 01/01/2052	3,488,380	2,870,138
Pool FS0731, 2.00%, 02/01/2052	899,104	741,141
Pool FS0832, 3.50%, 03/01/2052	2,307,889	2,150,661
Pool FS1186, 3.50%, 01/01/2050	1,324,382	1,228,118
Pool FS1381, 3.00%, 03/01/2052	1,871,768	1,658,394
Pool FS1480, 2.50%, 11/01/2051	372,315	320,646
Pool FS1521, 3.00%, 04/01/2052	2,957,377	2,659,718
Pool FS2805, 2.50%, 09/01/2052	1,080,307	919,817
Pool FS3166, 3.00%, 06/01/2052	2,327,299	2,106,738
Pool FS4862, 2.50%, 10/01/2051	3,117,007	2,658,803
Pool FS5126, 2.50%, 05/01/2051	1,474,655	1,251,972
Pool FS5458, 5.50%, 08/01/2053	2,694,944	2,737,604
Pool FS6744, 2.50%, 10/01/2051	2,864,101	2,482,139
Pool FS7086, 5.50%, 09/01/2053	2,359,653	2,407,281
Pool FS7269, 4.00%, 07/01/2050	1,290,465	1,257,074
Pool FS7276, 5.00%, 09/01/2053	2,513,872	2,528,264
Pool FS7518, 6.00%, 03/01/2053	1,635,348	1,706,732
Pool FS7622, 5.50%, 04/01/2054	1,320,909	1,352,458
Pool FS7744, 6.50%, 04/01/2054	1,100,016	1,163,789
Pool FS8791, 6.00%, 08/01/2054	2,196,000	2,261,419
Pool FS9155, 5.50%, 09/01/2054	1,334,105	1,360,177
Pool FS9203, 6.00%, 09/01/2054	3,039,938	3,125,923
Pool FS9366, 2.50%, 04/01/2052	1,014,830	864,213
Pool MA3208, 4.50%, 10/01/2037	834,876	840,415
Pool MA4208, 2.00%, 12/01/2050	843,492	689,224
Pool MA4492, 2.00%, 12/01/2051	1,003,477	815,039
Pool MA4565, 3.50%, 03/01/2052	1,503,693	1,396,118
Pool MA5496, 5.00%, 10/01/2054	2,597,824	2,593,867
Pool MB0291, 5.00%, 12/01/2054	2,645,399	2,640,278
Series 2001-80, Class Z, 6.00%, 01/25/2032	36,560	37,112
Series 2003-71, Class MB, 5.50%, 08/25/2033	163,880	169,740
Series 2005-110, Class GL, 5.50%, 12/25/2035	390,783	407,183
Series 2006-112, Class QC, 5.50%, 11/25/2036	553,302	575,531
Series 2006-21, Class Z, 5.50%, 04/25/2036	176,786	183,007

	Par	Value
Series 2007-22, Class A, 5.50%, 03/25/2037	$252,363	$261,308
Series 2008-2, Class PH, 5.50%, 02/25/2038	330,818	338,676
Series 2009-20, Class DS, 3.41% (-1 x 30 day avg SOFR US + 7.29%), 04/25/2039(a)(c)	410,036	59,310
Series 2012-10, Class UF, 4.54% (30 day avg SOFR US + 0.66%), 02/25/2042	41,237	41,006
Series 2012-139, Class HI, 2.50%, 12/25/2027(a)	129,246	2,052
Series 2012-27, Class PI, 4.50%, 02/25/2042(a)	278,597	16,762
Series 2012-65, Class HJ, 5.00%, 07/25/2040	649,527	664,958
Series 2013-15, Class QI, 3.00%, 03/25/2028(a)	11,636	237
Series 2013-34, Class IG, 3.00%, 05/25/2042(a)	197,924	14,405
Series 2014-8, Class IQ, 4.00%, 03/25/2034(a)	731,139	67,086
Series 2015-40, Class LI, 4.50%, 03/25/2045(a)	245,960	39,671
Series 2018-86, Class JA, 4.00%, 05/25/2047	76,188	76,007
Series 2019-37, Class IM, 5.00%, 07/25/2049(a)	650,737	118,955
Series 2021-95, Class WI, 2.06%, 02/25/2035(a)(d)	3,748,777	249,693
Ginnie Mae I Pool
Pool 589694, 4.50%, 08/15/2029	384,626	386,017
Pool 623145, 5.50%, 10/15/2028	61,500	61,789
Pool 728157, 3.75%, 11/15/2029	13,919	13,814
Pool 784315, 6.00%, 06/15/2036	8,907	9,104
Ginnie Mae II Pool
Pool 3160, 6.00%, 11/20/2031	147,257	154,178
Pool 3489, 6.00%, 12/20/2033	221,508	231,497
Pool 4194, 5.50%, 07/20/2038	83,805	86,523
Pool 770225, 4.25%, 08/20/2031	134,942	135,296
Pool 770226, 4.75%, 09/20/2036	166,306	166,613
Pool 782173, 5.50%, 05/20/2035	118,557	122,420
Pool AC0521, 5.50%, 05/20/2042	421,598	434,799
Pool BT1891, 2.50%, 12/20/2050	922,339	782,328
Pool CJ2171, 4.00%, 05/20/2052	1,468,641	1,434,205
Pool MA6994, 2.00%, 11/20/2050	1,445,924	1,198,987
Pool MA7051, 2.00%, 12/20/2050	3,016,170	2,500,843
Pool MA7106, 2.00%, 01/20/2036	439,013	414,307
Pool MA7164, 2.00%, 02/20/2036	415,816	392,430
Pool MA7192, 2.00%, 02/20/2051	2,995,923	2,484,055
Pool MA7312, 2.50%, 04/20/2051	2,902,965	2,507,312
Pool MA7834, 6.00%, 01/20/2052	270,336	285,408
Pool MA8268, 4.50%, 09/20/2052	1,758,578	1,726,887
Pool MA8348, 5.00%, 10/20/2052	2,903,876	2,911,985
Pool MA8646, 4.50%, 02/20/2053	3,014,731	2,956,976
Pool MB0025, 5.00%, 11/20/2054	1,501,692	1,499,987

The accompanying notes are an integral part of these financial statements.

35

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Government National Mortgage Association
Series 2004-93, Class PD, 5.00%, 11/16/2034	$225,242	$224,845
Series 2006-40, Class B, 6.00%, 08/20/2036	42,442	43,000
Series 2010-105, Class IB, 4.50%, 01/16/2040(a)	369,210	28,567
Series 2011-156, Class PM, 2.00%, 04/20/2040	682,000	567,284
Series 2011-2, Class DP, 5.46%, 03/20/2039(d)	320,788	328,517
Series 2012-143, Class IC, 5.00%, 10/16/2041(a)	610,476	102,913
Series 2012-52, Class WA, 6.19%, 04/20/2038(d)	237,392	246,377
Series 2012-97, Class GB, 2.00%, 08/16/2042	831,612	700,528
Series 2013-168, Class IA, 2.50%, 11/16/2028(a)	62,594	920
Series 2013-86, Class IA, 5.00%, 06/20/2043(a)	352,499	35,513
Series 2014-6, Class IG, 4.50%, 01/16/2044(a)	266,690	32,126
Series 2016-112, Class AW, 6.89%, 12/20/2040(d)	114,228	120,021
Series 2016-12, Class KI, 5.00%, 09/20/2038(a)	522,775	57,916
Series 2016-68, Class IC, 6.00%, 01/20/2040(a)(d)	330,715	36,605
Series 2017-103, Class IM, 5.00%, 06/20/2043(a)	562,312	61,446
Series 2017-167, Class SE, 2.35% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047(a)(c)	1,572,140	197,816
Series 2017-83, Class ID, 7.00%, 01/20/2039(a)	169,786	15,447
Series 2017-83, Class IK, 6.00%, 05/20/2040(a)	589,612	93,508
Series 2018-127, Class PB, 3.00%, 09/20/2047	203,777	194,230
Series 2018-153, Class QA, 3.50%, 11/20/2048	335,776	325,136
Series 2018-36, Class LI, 5.00%, 03/20/2048(a)	1,481,955	206,708
Series 2019-162, Class KB, 2.00%, 12/20/2049	579,422	366,492
Series 2021-125, Class UL, 1.50%, 07/20/2051	1,840,280	1,331,230
Series 2021-160, Class DK, 2.00%, 09/20/2051	1,049,804	613,329
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,791,418	1,219,932

	Par	Value
Series 2021-50, Class PL, 1.25%, 03/20/2051	$552,000	$240,778
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,515,250	1,762,293
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $266,044,871)		261,812,710
ASSET-BACKED SECURITIES - 5.5%
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.68%, 03/17/2031	1,510,000	1,529,891
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	89,834	90,005
FHF Trust
Series 2024-2A, Class A2, 5.89%, 06/15/2030(e)	495,090	498,270
Series 2024-3A, Class A2, 4.94%, 11/15/2030(e)	704,406	703,184
Ford Credit Auto Owner Trust, Series 2024-B, Class B, 5.23%, 05/15/2030	1,795,000	1,834,821
Hyundai Auto Receivables Trust
Series 2025-B, Class B, 4.72%, 07/15/2030	1,695,000	1,729,021
Series 2025-C, Class B, 4.13%, 01/15/2032	870,000	871,530
John Deere Owner Trust, Series 2025-B, Class A4, 4.34%, 06/15/2032	1,000,000	1,013,152
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029(e)	855,000	864,432
Series 2025-2A, Class A4, 4.57%, 11/15/2030(e)	865,000	880,558
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, 10/16/2028	1,670,483	1,681,602
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032(e)	2,935,000	3,029,977
TOTAL ASSET-BACKED SECURITIES (Cost $14,543,317)		14,726,443
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
Federal Home Loan Mortgage Corp.
Series Q006, Class APT2, 2.69%, 09/25/2026(d)	297,928	297,295
Series Q007, Class APT1, 6.39%, 10/25/2047(d)	390,505	390,632
Series Q010, Class APT1, 7.41%, 04/25/2046(d)	33,046	33,344

The accompanying notes are an integral part of these financial statements.

36

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041	$534,751	$574,957
Pool 470828, 3.53%, 03/01/2032	722,730	700,888
Pool 957502, 3.98%, 07/01/2029	178,429	177,958
Pool 958720, 5.65%, 10/01/2028	699,099	727,475
Pool AN8842, 3.32%, 04/01/2028	150,000	148,078
Pool AN9931, 4.24%, 08/01/2048	965,552	857,167
Pool BL0387, 4.28%, 05/01/2028	2,594,920	2,605,106
Pool BS6456, 3.58%, 09/01/2032	1,550,000	1,483,183
Pool BZ5076, 4.23%, 10/01/2030	2,780,000	2,792,422
Series 2006-M2, Class A2A, 5.27%, 10/25/2032(d)	47,848	48,011
FREMF Mortgage Trust
Series 2019-KF73, Class B, 6.57% (30 day avg SOFR US + 2.56%), 11/25/2029(e)	499,990	466,230
Series 2020-KF74, Class B, 6.27% (30 day avg SOFR US + 2.26%), 01/25/2027(e)	490,858	487,458
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056(a)(d)	977,229	20,509
Series 2015-172, Class IO, 0.58%, 03/16/2057(a)(d)	892,716	17,767
Series 2016-40, Class IO, 0.55%, 07/16/2057(a)(d)	1,749,563	34,956
Series 2016-56, Class IO, 0.96%, 11/16/2057(a)(d)	1,165,301	50,112
Series 2016-98, Class IO, 0.84%, 05/16/2058(a)(d)	1,779,307	75,387
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,607,716)		11,988,935
NON-AGENCY COMMERCIAL MORTGAGE- BACKED SECURITIES - 0.9%
BX Trust
Series 2024-VLT4, Class A, 5.24% (1 mo. Term SOFR + 1.49%), 06/15/2041(e)	1,425,000	1,426,246
Series 2025-VLT6, Class A, 5.19% (1 mo. Term SOFR + 1.44%), 03/15/2042(e)	915,000	915,132
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,336,570)		2,341,378
MUNICIPAL BONDS - 0.1%
Colorado Health Facilities Authority, 2.80%, 12/01/2026	230,000	226,099
TOTAL MUNICIPAL BONDS (Cost $230,000)		226,099

	Shares	Value
SHORT-TERM INVESTMENTS - 10.6%
Money Market Funds - 10.6% First American Government Obligations Fund - Class Z, 3.63%(f)	28,258,605	$28,258,605
TOTAL SHORT-TERM INVESTMENTS (Cost $28,258,605)		28,258,605
TOTAL INVESTMENTS - 119.4% (Cost $324,021,079)		$319,354,170
Liabilities in Excess of Other Assets - (19.4)%		(51,840,451)
TOTAL NET ASSETS - 100.0%		$267,513,719

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash
Fallbacks Term 1 Year
RFUCCT6M - Refinitiv USD IBOR Consumer Cash
Fallbacks Term 6 Months
SOFR - Secured Overnight Financing Rate
(a)	Interest only security.
(b)	To-be-announced security.
(c)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

37

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Futures Contracts
December 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	58	03/20/2026	$6,694,392	$6,670,906	$(23,486)
U.S. Treasury 10 Year Notes	39	03/20/2026	4,394,964	4,385,063	(9,901)
			$11,089,356	$11,055,969	$(33,387)

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(29)	03/31/2026	$(6,053,221)	$(6,054,883)	$(1,662)
U.S. Treasury 5 Year Note	(61)	03/31/2026	(6,680,126)	(6,667,586)	12,540
U.S. Treasury Long Bonds	(37)	03/20/2026	(4,311,011)	(4,276,969)	34,042
U.S. Treasury Ultra Bonds	(58)	03/20/2026	(6,958,154)	(6,844,000)	114,154
			$(24,002,512)	$(23,843,438)	$159,074
Total Unrealized Appreciation (Depreciation)					$ 125,687

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

38

BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Austria - 2.6%
Erste Group Bank AG	149,558	$17,933,399
Belgium - 4.1%
KBC Group NV	137,297	17,880,994
UCB SA	38,341	10,682,810
		28,563,804
Czech Republic - 0.7%
Komercni Banka AS	92,308	5,204,291
Denmark - 3.5%
DSV AS	33,569	8,454,572
Pandora AS	29,150	3,223,583
Royal Unibrew AS	141,387	12,758,366
		24,436,521
Finland - 2.2%
Konecranes Oyj	42,748	4,681,136
Sampo Oyj	882,070	10,671,988
		15,353,124
France - 11.3%
Danone SA	63,863	5,760,378
Dassault Aviation SA	14,522	4,655,830
Elis SA	562,541	15,962,355
Legrand SA	21,109	3,138,119
Publicis Groupe SA	219,603	22,805,244
SPIE SA	231,874	13,367,850
Technip Energies NV	361,251	13,757,092
		79,446,868
Germany - 12.6%
AlzChem Group AG	18,449	3,332,498
Beiersdorf AG	24,392	2,678,659
Bilfinger SE	67,182	8,405,788
Brenntag SE	296,441	17,206,631
Heidelberg Materials AG	49,436	12,816,616
IONOS Group SE(a)	230,252	7,180,714
RENK Group AG	65,275	4,068,021
Rheinmetall AG	9,386	17,123,749
United Internet AG	388,998	12,554,795
Vossloh AG	35,032	3,126,403
		88,493,874
Greece - 0.9%
Bank of Cyprus Holdings PLC	88,131	822,562
National Bank of Greece SA	347,961	5,307,252
		6,129,814
Ireland - 7.3%
AIB Group PLC	2,096,101	22,408,025
Bank of Ireland Group PLC	787,912	15,069,041
Permanent TSB Group Holdings PLC(a)	609,226	2,054,806

	Shares	Value
Ryanair Holdings PLC - ADR	93,784	$6,770,267
Ryanair Holdings PLC	143,107	4,933,979
		51,236,118
Italy - 2.0%
Buzzi SpA	65,375	3,951,987
DiaSorin SpA	40,769	3,272,005
Italgas SpA	615,958	6,870,139
		14,094,131
Netherlands - 1.5%
Magnum Ice Cream Co. NV(a)	657,035	10,513,542
Norway - 0.5%
Storebrand ASA	216,304	3,696,799
Portugal - 1.8%
Jeronimo Martins SGPS SA	522,732	12,439,099
Spain - 4.0%
Bankinter SA	875,174	14,506,162
Fluidra SA	372,185	10,083,241
Tecnicas Reunidas SA(a)	114,341	3,697,423
		28,286,826
Sweden - 4.5%
Alfa Laval AB	176,814	8,865,694
Assa Abloy AB - Class B	318,386	12,299,523
NOBA Bank Group AB(a)	304,236	3,881,165
Trelleborg AB - Class B	149,711	6,328,518
		31,374,900
Switzerland - 6.7%
ABB Ltd.	111,051	8,186,408
Galderma Group AG	48,782	9,933,618
Helvetia Baloise Holding AG	39,858	10,483,176
Holcim AG	98,537	9,592,608
Sulzer AG	47,160	8,707,072
		46,902,882
United Kingdom - 27.5%
Beazley PLC	1,118,869	12,511,815
British American Tobacco PLC	607,881	34,461,046
Bunzl PLC	626,205	17,486,073
Genus PLC	169,780	5,925,273
Haleon PLC	4,359,452	22,029,891
Hill & Smith PLC	119,098	3,418,447
IMI PLC	188,336	6,282,281
Next PLC	49,055	9,031,001
Rotork PLC	1,717,134	7,516,868
RS GROUP PLC	1,791,685	15,021,690
Savills PLC	298,207	4,003,588
Serco Group PLC	2,401,666	9,027,907
Smiths Group PLC	562,309	17,785,912
Unilever PLC	434,460	28,386,275
		192,888,067

The accompanying notes are an integral part of these financial statements.

39

BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - 1.5%
Amrize Ltd.(a)	192,965	$10,474,367
TOTAL COMMON STOCKS (Cost $478,342,734)		667,468,426
PREFERRED STOCKS - 1.0%
Germany - 1.0%
FUCHS SE	163,140	7,265,706
TOTAL PREFERRED STOCKS (Cost $6,912,811)		7,265,706
SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
First American Government Obligations Fund - Class Z, 3.63%(b)	17,313,080	17,313,080
TOTAL SHORT-TERM INVESTMENTS (Cost $17,313,080)		17,313,080
TOTAL INVESTMENTS - 98.7% (Cost $502,568,625)		$692,047,212
Other Assets in Excess of Liabilities - 1.3%		8,947,336
TOTAL NET ASSETS - 100.0%		$700,994,548

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

40

BROWN ADVISORY EMERGING MARKETS SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Brazil - 3.4%
Ambev SA	3,139,400	$7,902,360
B3 SA - Brasil Bolsa Balcao	1,829,800	4,658,502
Banco do Brasil SA	825,200	3,293,638
Natura Cosmeticos SA(a)	2,590,200	3,512,434
Neoenergia SA	264,800	1,562,154
Vale SA	465,900	6,083,293
		27,012,381
China - 31.5%
AIA Group Ltd.	1,082,694	11,144,271
Alibaba Group Holding Ltd.	1,829,721	33,595,438
ANTA Sports Products Ltd.	372,599	3,869,281
Baidu, Inc. - Class A(a)	392,550	6,455,571
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - Class A	1,665,100	3,240,294
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - Class A	802,500	1,561,669
BYD Co. Ltd. - Class A	293,267	4,100,768
China Construction Bank Corp. - Class H	10,285,967	10,181,163
China Merchants Bank Co., Ltd. - Class A	983,951	5,930,533
China Overseas Land & Investment Ltd.	5,114,746	8,077,491
China Pacific Insurance Group Co. Ltd. - Class H	1,006,192	4,563,069
Contemporary Amperex Technology Co. Ltd. - Class A	116,096	6,104,623
Fuyao Glass Industry Group Co. Ltd. - Class A	597,650	5,540,710
Fuyao Glass Industry Group Co. Ltd. - Class A	41,800	387,521
Galaxy Entertainment Group Ltd.	1,434,000	7,070,793
Haier Smart Home Co. Ltd. - Class H	2,125,400	6,637,090
Hangzhou Tigermed Consulting Co. Ltd. - Class A	788,583	6,396,832
Kanzhun Ltd. - Class A	98,603	997,740
KE Holdings, Inc. - Class A	996,626	5,271,096
Meituan - Class B(a)	212,444	2,815,350
Midea Group Co. Ltd. - Class A	474,718	5,307,884
NAURA Technology Group Co. Ltd. - Class A	104,366	6,855,343
People’s Insurance Co. Group of China Ltd. - Class H	3,983,757	3,460,674
Ping An Insurance Group Co. of China Ltd. - Class A	133,500	1,307,777
Ping An Insurance Group Co. of China Ltd. - Class H	438,000	3,679,071
Shenzhou International Group Holdings, Ltd.	87,100	686,336
Tencent Holdings Ltd.	543,549	41,713,874
Trip.com Group Ltd.	100,523	7,207,643
Weichai Power Co. Ltd. - Class H	3,238,000	7,858,026

	Shares	Value
WH Group Ltd.	6,587,500	$7,338,567
Yue Yuen Industrial Holdings Ltd.	1,101,500	2,258,620
Yum China Holdings, Inc.	111,004	5,255,878
Zhejiang Longsheng Group Co. Ltd. - Class A	1,813,900	2,766,056
Zhongsheng Group Holdings Ltd.	2,430,500	3,637,534
Zijin Mining Group Co. Ltd. - Class H	1,834,603	8,399,614
ZTO Express Cayman, Inc. - Class A - ADR	243,134	5,079,069
ZTO Express Cayman, Inc. - Class A	113,000	2,356,965
		249,110,234
Hungary - 1.4%
OTP Bank Nyrt	66,487	7,129,014
Richter Gedeon Nyrt	134,564	4,067,860
		11,196,874
India - 14.3%
Amber Enterprises India Ltd.(a)	42,133	2,994,808
Apollo Hospitals Enterprise Ltd.	42,410	3,325,736
Ashok Leyland Ltd.	1,912,162	3,815,829
Bajaj Auto Ltd.	34,259	3,563,507
Bajaj Finance Ltd.	482,212	5,302,879
Bajaj Finserv Ltd.	286,592	6,511,962
Bharti Airtel Ltd.	361,509	8,485,152
DLF Ltd.	545,569	4,174,176
Godrej Consumer Products Ltd.	220,152	2,996,538
HDFC Bank Ltd.	1,500,980	16,581,169
ICICI Bank Ltd.	583,171	8,728,076
IDFC First Bank Ltd.	3,129,281	2,982,369
Indraprastha Gas Ltd.	1,592,908	3,453,180
Larsen & Toubro Ltd.	100,566	4,570,538
Lodha Developers Ltd.	491,256	5,808,240
Mahindra & Mahindra Ltd.	167,843	6,931,760
Oberoi Realty Ltd.	265,237	4,933,693
SBI Life Insurance Co. Ltd.	311,737	7,066,154
UPL Ltd.	746,338	6,609,081
Varun Beverages Ltd.	677,268	3,697,403
		112,532,250
Indonesia - 1.4%
Bank Central Asia Tbk PT	13,478,393	6,508,671
Bank Rakyat Indonesia Persero Tbk PT	22,136,300	4,848,003
		11,356,674
Kazakhstan - 0.6%
Kaspi.KZ JSC - ADR(a)	63,082	4,928,597
Russia - 0.0%(b)
Sberbank of Russia PJSC - ADR(a)(c)(d)	184,769	1,848
Saudi Arabia - 0.5%
Saudi Arabian Oil Co.	644,091	4,090,078

The accompanying notes are an integral part of these financial statements.

41

BROWN ADVISORY EMERGING MARKETS SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Singapore - 4.1%
DBS Group Holdings Ltd.	308,277	$13,503,985
Grab Holdings Ltd. - Class A(a)	944,335	4,712,231
Oversea-Chinese Banking Corp. Ltd.	490,263	7,532,020
Wilmar International Ltd.	2,636,708	6,306,091
		32,054,327
South Korea - 15.5%
DB Insurance Co. Ltd.	26,724	2,426,649
Doosan Bobcat, Inc.	89,719	3,588,749
Hankook Tire & Technology Co. Ltd.	190,147	7,706,171
Hyundai Mobis Co. Ltd.	30,601	7,940,390
Hyundai Motor Co.	48,129	9,939,022
KB Financial Group, Inc.	150,137	12,924,497
Samsung Electronics Co. Ltd.	649,566	54,443,308
Shinhan Financial Group Co. Ltd.	77,870	4,146,560
SK Hynix, Inc.	43,241	19,582,906
		122,698,252
Taiwan - 16.3%
Airtac International Group	150,026	4,421,586
Compal Electronics, Inc.	3,444,140	3,326,897
CTBC Financial Holding Co. Ltd.	3,507,040	5,603,515
Hon Hai Precision Industry Co. Ltd.	620,000	4,544,802
MediaTek, Inc.	155,196	7,046,704
Quanta Computer, Inc.	839,947	7,254,525
Realtek Semiconductor Corp.	180,764	2,806,663
Taiwan Semiconductor Manufacturing Co. Ltd.	1,911,334	93,955,990
		128,960,682
Thailand - 2.4%
Bangkok Bank PCL - NVDR	530,300	2,851,227
Bangkok Bank PCL	511,600	2,512,938
Indorama Ventures PCL - NVDR	4,102,000	2,090,558
SCB X PCL	1,429,700	6,285,144
True Corp. PCL - NVDR	15,085,624	5,213,205
		18,953,072
Turkey - 0.6%
Akbank TAS	2,803,465	4,548,537
United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	380,161	1,479,270
United States - 2.4%
Cognizant Technology Solutions Corp. - Class A	93,145	7,731,035
Coupang, Inc. - Class A(a)	156,990	3,703,394
Credicorp Ltd.	24,921	7,152,327
		18,586,756
Vietnam - 0.9%
Vietnam Dairy Products JSC	2,947,290	6,852,134
TOTAL COMMON STOCKS (Cost $521,090,152)		754,361,966

	Shares	Value
PREFERRED STOCKS - 2.1%
Brazil - 2.1%
Cia Energetica de Minas Gerais	3,201,443	$6,485,442
Itau Unibanco Holding SA	740,189	5,290,034
Petroleo Brasileiro SA	847,800	4,759,090
TOTAL PREFERRED STOCKS (Cost $12,213,000)		16,534,566
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
First American Government Obligations Fund - Class Z, 3.63%(e)	18,678,136	18,678,136
TOTAL SHORT-TERM INVESTMENTS (Cost $18,678,136)		18,678,136
TOTAL INVESTMENTS - 100.0% (Cost $551,981,288)		$789,574,668
Other Assets in Excess of Liabilities - 0.0%(b)		189,452
TOTAL NET ASSETS - 100.0%		$789,764,120

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. These securities represented $1,848 or 0.0% of net assets as of December 31, 2025.

(d)
Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $1,848 or 0.0% of net assets. Security was acquired from December 2021 to February 2022 at an acquisition cost of $2,890,347.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

42

BROWN ADVISORY - BEUTEL GOODMAN LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Communication Services - 9.4%
Comcast Corp. - Class A	1,550,708	$46,350,662
Omnicom Group, Inc.	896,150	72,364,113
		118,714,775
Consumer Discretionary - 6.5%
eBay, Inc.	680,491	59,270,766
Harley-Davidson, Inc.	1,078,609	22,100,698
		81,371,464
Consumer Staples - 6.3%
Kimberly-Clark Corp.	498,433	50,286,905
The Campbell’s Co.	1,058,632	29,504,074
		79,790,979
Financials - 19.4%
American Express Co.	115,355	42,675,582
Ameriprise Financial, Inc.	122,101	59,871,004
Blackrock, Inc.	21,269	22,765,062
Carlyle Group, Inc.	402,602	23,797,804
Chubb Ltd.	219,146	68,399,850
SEI Investments Co.	316,448	25,955,065
		243,464,367
Health Care - 19.2%
Amgen, Inc.	176,694	57,833,713
Cencora, Inc.	26,058	8,801,090
Elevance Health, Inc.	121,049	42,433,727
Medtronic PLC	668,217	64,188,925
Merck & Co., Inc.	651,005	68,524,786
		241,782,241
Industrials - 12.7%
Cummins, Inc.	58,207	29,711,763
Flowserve Corp.	469,895	32,601,315
Masco Corp.	534,871	33,942,914
Westinghouse Air Brake Technologies Corp.	295,497	63,073,834
		159,329,826
Information Technology - 18.3%
Amdocs Ltd.	649,800	52,315,398
Applied Materials, Inc.	104,156	26,767,050
Gen Digital, Inc.	1,858,876	50,542,838
NetApp, Inc.	507,805	54,380,838
QUALCOMM, Inc.	269,852	46,158,185
		230,164,309
Materials - 4.6%
PPG Industries, Inc.	560,284	57,406,699
TOTAL COMMON STOCKS (Cost $926,251,068)		1,212,024,660

	Shares	Value
SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
First American Government Obligations Fund - Class Z, 3.63%(b)	43,155,066	$43,155,066
TOTAL SHORT-TERM INVESTMENTS (Cost $43,155,066)		43,155,066
TOTAL INVESTMENTS - 99.8% (Cost $969,406,134)		$1,255,179,726
Other Assets in Excess of Liabilities - 0.2%		3,002,030
TOTAL NET ASSETS - 100.0%		$1,258,181,756

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

43

Brown Advisory - WMC Japan Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Japan - 96.9%
Communication Services - 4.7%
Kakaku.com., Inc.	106,700	$1,572,946
KDDI Corp.	904,151	15,648,778
NTT, Inc.	6,082,832	6,140,564
		23,362,288
Consumer Discretionary - 15.7%
ABC-Mart, Inc.	340,467	5,769,464
and ST HD Co. Ltd.	135,159	2,482,914
ASKUL Corp.	385,415	3,445,475
Denso Corp.	329,000	4,544,187
Honda Motor Co. Ltd.	505,297	4,959,325
Isuzu Motors Ltd.	789,453	12,321,093
Sega Sammy Holdings, Inc.	443,687	6,926,785
Sekisui House Ltd.	249,321	5,563,163
Shimamura Co. Ltd.	38,526	2,510,262
Sony Group Corp.	562,216	14,421,396
Suzuki Motor Corp.	586,003	8,763,950
Toyota Motor Corp.	324,805	6,975,869
		78,683,883
Consumer Staples - 2.6%
Asahi Group Holdings Ltd.	876,560	9,187,931
Toyo Suisan Kaisha, Ltd.	58,883	4,039,467
		13,227,398
Financials - 16.4%
77 Bank Ltd.	66,131	3,184,521
Dai-ichi Life Holdings, Inc.	1,593,931	13,246,473
GMO Payment Gateway, Inc.	120,196	7,454,564
Mebuki Financial Group, Inc.	704,637	4,672,382
Mitsubishi UFJ Financial Group, Inc.	707,532	11,229,293
Mizuho Financial Group, Inc.	188,426	6,876,525
MS&AD Insurance Group Holdings, Inc.	460,771	10,817,532
Resona Holdings, Inc.	377,300	3,591,036
Sumitomo Mitsui Trust Group, Inc.	404,890	12,338,969
T&D Holdings, Inc.	360,968	8,332,279
		81,743,574
Health Care - 12.0%
Chugai Pharmaceutical Co., Ltd.	169,149	8,873,822
Daiichi Sankyo Co. Ltd.	583,536	12,391,128
Kyowa Kirin Co. Ltd.	176,803	2,845,593
M3, Inc.	306,031	4,116,981
Otsuka Holdings Co. Ltd.	250,947	14,193,369
Shionogi & Co. Ltd.	709,343	12,838,983
Ship Healthcare Holdings, Inc.	270,900	4,539,028
		59,798,904
Industrials - 16.8%
dip Corp.	283,130	3,995,661
en Japan, Inc.	155,404	1,531,697

	Shares	Value
Fuji Corp.	246,992	$5,754,940
Hikari Tsushin, Inc.	17,110	4,794,204
JGC Holdings Corp.	316,530	3,839,731
Marubeni Corp.	147,595	4,110,521
MISUMI Group, Inc.	640,441	9,994,210
Open Up Group, Inc.	343,214	4,040,508
OSG Corp.	212,700	3,104,961
Persol Holdings Co. Ltd.	4,266,292	7,918,236
Recruit Holdings Co., Ltd.	165,100	9,277,230
SIGMAXYZ Holdings, Inc.	952,965	5,025,123
SMC Corp.	13,265	4,589,702
THK Co. Ltd.	157,636	4,035,313
Toyo Tanso Co. Ltd.	143,871	4,433,780
Toyota Tsusho Corp.	126,807	4,275,831
Ushio, Inc.	189,639	3,034,779
		83,756,427
Information Technology - 9.4%
BIPROGY, Inc.	228,000	7,875,830
Future Corp.	339,172	4,290,634
Maruwa Co. Ltd.	18,175	4,939,312
Nichicon Corp.	286,757	3,002,339
Optorun Co. Ltd.	143,353	1,747,754
TechMatrix Corp.	395,113	5,884,357
Tokyo Electron Ltd.	47,344	10,544,805
Tokyo Seimitsu Co. Ltd.	39,889	2,827,905
Ulvac, Inc.	125,315	5,676,036
		46,788,972
Materials - 16.6%
ADEKA Corp.	198,128	4,913,195
Aica Kogyo Co. Ltd.	216,408	4,863,844
ARE Holdings, Inc.	381,103	7,765,976
Fujimi, Inc.	198,100	3,004,971
Fuso Chemical Co. Ltd.	185,462	7,560,047
KH Neochem Co. Ltd.	273,266	4,323,069
Lintec Corp.	213,786	6,031,911
Mitsubishi Gas Chemical Co., Inc.	315,788	5,735,899
Nippon Soda Co. Ltd.	223,265	5,164,691
Nissan Chemical Corp.	202,222	6,948,917
NOF Corp.	154,573	2,979,227
Osaka Soda Co. Ltd.	159,651	2,212,565
Shin-Etsu Chemical Co. Ltd.	533,269	16,563,950
Yamato Kogyo Co. Ltd.	68,221	4,656,903
		82,725,165
Real Estate - 2.7%
Daito Trust Construction Co. Ltd.	259,755	4,946,248
Mitsubishi Estate Co. Ltd.	120,038	2,916,338
Relo Group, Inc.	505,932	5,536,147
		13,398,733
TOTAL COMMON STOCKS (Cost $442,702,760)		483,485,344

The accompanying notes are an integral part of these financial statements.

44

Brown Advisory - WMC Japan Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.1%
Japan - 1.1%
Real Estate - 1.1%
LaSalle Logiport	5,532	$5,600,121
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,234,239)		5,600,121
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Government Obligations Fund - Class Z, 3.63%(a)	5,607,171	5,607,171
SHORT-TERM INVESTMENTS (Cost $5,607,171)		5,607,171
TOTAL INVESTMENTS - 99.1% (Cost $453,544,170)		$494,692,636
Other Assets in Excess of Liabilities - 0.9%		4,608,406
TOTAL NET ASSETS - 100.0%		$499,301,042

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

45

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

	Brown Advisory Growth Equity Fund	Brown Advisory Flexible Equity Fund	Brown Advisory Sustainable Growth Fund	Brown Advisory Mid-Cap Growth Fund
ASSETS
Investments:
Total investments, at cost	$222,837,730	$389,045,523	$3,888,341,210	$22,522,322
Net unrealized appreciation (depreciation)	161,945,214	615,151,665	2,693,723,958	6,559,757
Total investments, at value	384,782,944	1,004,197,188	6,582,065,168	29,082,079
Receivables:
Investments sold	5,010,286	—	49,413,835	173,562
Fund shares sold	39,569	996,586	4,733,726	212,080
Interest and dividends	60,538	337,843	2,251,870	4,255
Foreign tax reclaims	—	—	—	215
Prepaid expenses and other assets	68,809	65,354	151,193	34,089
Total assets	389,962,146	1,005,596,971	6,638,615,792	29,506,280
LIABILITIES
Payables:
Fund shares redeemed	1,694,445	917,295	17,374,073	1,297,020
Accrued Liabilities:
Investment advisory fees	219,605	363,871	3,120,729	15,061
Service fees	31,677	74,835	274,925	172
Administration, accounting and transfer agent fees	29,309	61,256	445,379	3,009
Business management fees	18,300	43,409	297,239	1,652
Trustee fees	4,532	6,327	62,935	416
Distribution fees	1,533	1,953	75,913	—
Professional fees	13,969	18,065	60,640	11,698
Custodian fees	5,270	6,873	49,911	1,622
Other liabilities	21,270	14,748	217,956	9,633
Total liabilities	2,039,910	1,508,632	21,979,700	1,340,283
NET ASSETS	$387,922,236	$1,004,088,339	$6,616,636,092	$28,165,997
COMPONENTS OF NET ASSETS
Paid-in capital	$142,481,126	$370,918,278	$3,664,924,921	$18,480,311
Total distributable earnings (loss)	245,441,110	633,170,061	2,951,711,171	9,685,686
Net assets	$387,922,236	$1,004,088,339	$6,616,636,092	$28,165,997
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$168,213,039	$430,141,844	$4,543,002,619	$26,564,078
Shares outstanding (unlimited shares authorized)	17,747,318	10,067,734	98,665,383	2,605,564
Net asset value per share	$9.48	$42.72	$46.04	$10.20

The accompanying notes are an integral part of these financial statements.

46

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)(Continued)

	Brown Advisory Growth Equity Fund	Brown Advisory Flexible Equity Fund	Brown Advisory Sustainable Growth Fund	Brown Advisory Mid-Cap Growth Fund
Investor Shares:
Net assets	$212,870,569	$564,777,232	$1,724,690,986	$1,601,919
Shares outstanding (unlimited shares authorized)	23,655,375	13,270,441	38,546,021	160,702
Net asset value per share	$9.00	$42.56	$44.74	$9.97
Advisor Shares:
Net assets	$6,838,628	$9,169,263	$348,942,487	$—
Shares outstanding (unlimited shares authorized)	933,289	216,947	8,170,752	—
Net asset value per share	$7.33	$42.26	$42.71	$—

The accompanying notes are an integral part of these financial statements.

47

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)(Continued)

	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Sustainable Small-Cap Core Fund	Brown Advisory Sustainable Value Fund
ASSETS
Investments:
Total investments, at cost	$471,253,083	$908,216,884	$87,015,003	$139,169,272
Net unrealized appreciation (depreciation)	146,375,463	176,715,759	15,615,999	39,131,471
Total investments, at value	617,628,546	1,084,932,643	102,631,002	178,300,743
Receivables:
Investments sold	1,263,128	—	—	—
Fund shares sold	846,376	823,413	494,250	351,934
Interest and dividends	376,857	868,953	67,210	103,911
Foreign tax reclaims	1,456	—	224	8,840
Prepaid expenses and other assets	65,427	58,707	37,241	28,057
Total assets	620,181,790	1,086,683,716	103,229,927	178,793,485
LIABILITIES
Payables:
Investments purchased	—	—	578,871	—
Fund shares redeemed	2,786,532	8,628,907	10,053	160,119
Accrued Liabilities:
Investment advisory fees, net	494,038	845,915	59,270	85,930
Service fees	39,814	68,960	995	96
Administration, accounting and transfer agent fees	44,734	68,232	6,536	9,634
Business management fees	29,061	49,760	4,241	7,649
Trustee fees	6,476	9,910	530	941
Distribution fees	1,359	392	—	—
Professional fees	14,226	16,170	10,104	10,586
Custodian fees	6,715	9,057	3,018	2,401
Other liabilities	83,007	26,251	9,495	8,167
Total liabilities	3,505,962	9,723,554	683,113	285,523
NET ASSETS	$616,675,828	$1,076,960,162	$102,546,814	$178,507,962
COMPONENTS OF NET ASSETS
Paid-in capital	$431,397,461	$885,382,034	$90,869,381	$140,070,617
Total distributable earnings (loss)	185,278,367	191,578,128	11,677,433	38,437,345
Net assets	$616,675,828	$1,076,960,162	$102,546,814	$178,507,962
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$338,664,242	$581,147,004	$94,630,523	$177,751,976
Shares outstanding (unlimited shares authorized)	8,759,452	21,847,922	8,836,102	12,328,648
Net asset value per share	$38.66	$26.60	$10.71	$14.42

The accompanying notes are an integral part of these financial statements.

48

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)(Continued)

	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Sustainable Small-Cap Core Fund	Brown Advisory Sustainable Value Fund
Investor Shares:
Net assets	$271,822,412	$494,005,226	$7,916,291	$755,986
Shares outstanding (unlimited shares authorized)	14,191,865	18,627,291	741,659	52,550
Net asset value per share	$19.15	$26.52	$10.67	$14.39
Advisor Shares:
Net assets	$6,189,174	$1,807,932	$—	$—
Shares outstanding (unlimited shares authorized)	343,665	68,888	—	—
Net asset value per share	$18.01	$26.24	$—	$—

The accompanying notes are an integral part of these financial statements.

49

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)(Continued)

	Brown Advisory Global Leaders Fund	Brown Advisory Sustainable International Leaders Fund	Brown Advisory Intermediate Income Fund	Brown Advisory Sustainable Bond Fund
ASSETS
Investments:
Total investments, at cost	$1,690,115,707	$39,686,038	$135,790,951	$611,777,994
Net unrealized appreciation (depreciation)	848,277,997	7,802,825	(484,911)	(2,320,103)
Total investments, at value	2,538,393,704	47,488,863	135,306,040	609,457,891
Cash deposit at broker - futures contracts (Note 6)	—	—	251,571	490,142
Gross unrealized appreciation - futures contracts (Note 6)	—	—	28,672	24,214
Receivables:
Investments sold	—	386,247	—	13,468,778
Fund shares sold	16,296,560	53,062	431,000	751,749
Interest and dividends	465,766	46,358	905,121	3,857,274
Foreign tax reclaims	2,162,914	60,956	—	29,597
Prepaid expenses and other assets	58,366	24,717	35,387	46,994
Total assets	2,557,377,310	48,060,203	136,957,791	628,126,639
LIABILITIES
Gross unrealized depreciation - futures contracts (Note 6)	—	—	26,649	114,731
Payables:
Investments purchased	7,357,068	671,755	1,412,836	50,744,039
Fund shares redeemed	2,109,435	53,076	87	3,068,092
Accrued Liabilities:
Non-U.S. Deferred tax	6,340,018	—	—	—
Investment advisory fees, net	1,388,291	16,280	31,552	146,741
Service fees	3,550	172	5,458	301
Administration, accounting and transfer agent fees	149,170	3,192	12,057	37,725
Business management fees	106,792	1,757	5,458	24,457
Trustee fees	16,665	222	687	3,409
Distribution fees	—	—	391	—
Professional fees	31,328	9,696	12,560	14,942
Custodian fees	72,435	7,416	2,691	6,166
Other liabilities	17,266	6,987	11,267	13,834
Total liabilities	17,592,018	770,553	1,521,693	54,174,437
NET ASSETS	$2,539,785,292	$47,289,650	$135,436,098	$573,952,202
COMPONENTS OF NET ASSETS
Paid-in capital	$1,660,453,648	$39,343,647	$149,275,755	$701,670,282
Total distributable earnings (loss)	879,331,644	7,946,003	(13,839,657)	(127,718,080)
Net assets	$2,539,785,292	$47,289,650	$135,436,098	$573,952,202

The accompanying notes are an integral part of these financial statements.

50

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)(Continued)

	Brown Advisory Global Leaders Fund	Brown Advisory Sustainable International Leaders Fund	Brown Advisory Intermediate Income Fund	Brown Advisory Sustainable Bond Fund
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$2,512,005,264	$45,958,372	$—	$566,956,520
Shares outstanding (unlimited shares authorized)	86,005,252	3,927,539	—	66,326,836
Net asset value per share	$29.21	$11.70	$—	$8.55
Investor Shares:
Net assets	$27,780,028	$1,331,278	$133,591,967	$6,995,682
Shares outstanding (unlimited shares authorized)	954,494	114,111	13,527,025	817,992
Net asset value per share	$29.10	$11.67	$9.88	$8.55
Advisor Shares:
Net assets	$—	$—	$1,844,131	$—
Shares outstanding (unlimited shares authorized)	—	—	191,677	—
Net asset value per share	$—	$—	$9.62	$—

The accompanying notes are an integral part of these financial statements.

51

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)(Continued)

	Brown Advisory Maryland Bond Fund	Brown Advisory Tax-Exempt Bond Fund	Brown Advisory Tax-Exempt Sustainable Bond Fund	Brown Advisory Mortgage Securities Fund
ASSETS
Investments:
Total investments, at cost	$169,332,291	$1,121,686,443	$330,777,940	$324,021,079
Net unrealized appreciation (depreciation)	816,590	25,393,565	(929,603)	(4,666,909)
Total investments, at value	170,148,881	1,147,080,008	329,848,337	319,354,170
Cash - segregated	—	—	—	651
Cash deposit at broker - futures contracts (Note 6)	—	—	—	528,131
Gross unrealized appreciation - futures contracts (Note 6)	—	—	—	160,736
Receivables:
Investments sold	—	—	—	12,609,554
Fund shares sold	97,220	5,440,287	1,900,000	65
Interest and dividends	1,841,200	9,076,182	3,616,705	932,328
Prepaid expenses and other assets	16,444	52,845	38,490	40,807
Total assets	172,103,745	1,161,649,322	335,403,532	333,626,442
LIABILITIES
Floating rate note obligations, interest and fees	—	6,097,256	—	—
Gross unrealized depreciation - futures contracts (Note 6)	—	—	—	35,049
Payables:
Investments purchased	—	—	2,708,506	65,938,308
Fund shares redeemed	133,013	597,540	305,471	—
Distribution to shareholders	441,867	2,981,161	772,418	—
Accrued Liabilities:
Investment advisory fees	43,125	287,082	81,844	68,299
Service fees	7,188	751	13,641	29
Administration, accounting and transfer agent fees	11,204	71,509	18,935	27,619
Business management fees	7,188	47,847	13,641	11,383
Trustee fees	1,001	6,757	1,851	1,616
Professional fees	12,411	17,383	12,813	13,635
Custodian fees	1,221	8,949	3,192	6,765
Other liabilities	7,953	17,609	7,272	10,020
Total liabilities	666,171	10,133,844	3,939,584	66,112,723
NET ASSETS	$171,437,574	$1,151,515,478	$331,463,948	$267,513,719
COMPONENTS OF NET ASSETS
Paid-in capital	$183,807,902	$1,230,808,559	$354,609,834	$306,501,969
Total distributable earnings (loss)	(12,370,328)	(79,293,081)	(23,145,886)	(38,988,250)
Net assets	$171,437,574	$1,151,515,478	$331,463,948	$267,513,719

The accompanying notes are an integral part of these financial statements.

52

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)(Continued)

	Brown Advisory Maryland Bond Fund	Brown Advisory Tax-Exempt Bond Fund	Brown Advisory Tax-Exempt Sustainable Bond Fund	Brown Advisory Mortgage Securities Fund
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$—	$1,133,004,014	$—	$266,831,560
Shares outstanding (unlimited shares authorized)	—	120,083,973	—	29,084,017
Net asset value per share	$—	$9.44	$—	$9.17
Investor Shares:
Net assets	$171,437,574	$18,511,464	$331,463,948	$682,159
Shares outstanding (unlimited shares authorized)	17,283,621	1,960,849	36,362,423	74,222
Net asset value per share	$9.92	$9.44	$9.12	$9.19
Advisor Shares:
Net assets	$—	$—	$—	$—
Shares outstanding (unlimited shares authorized)	—	—	—	—
Net asset value per share	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

53

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)(Continued)

	Brown Advisory - WMC Strategic European Equity Fund	Brown Advisory Emerging Markets Select Fund	Brown Advisory - Beutel Goodman Large-Cap Value Fund	Brown Advisory - WMC Japan Equity Fund
ASSETS
Investments:
Total investments, at cost	$502,568,625	$551,981,288	$969,406,134	$453,544,170
Net unrealized appreciation (depreciation)	189,478,587	237,593,380	285,773,592	41,148,466
Total investments, at value	692,047,212	789,574,668	1,255,179,726	494,692,636
Foreign currency (Cost of $8,544,493, $669,227, $—, and $17,966, respectively.)	8,581,488	670,611	—	17,966
Receivables:
Investments sold	—	3,498,222	4,538,589	2,007,400
Fund shares sold	686,359	1,056,567	434,045	1,929,764
Interest and dividends	1,002,100	2,577,191	3,382,937	869,339
Foreign tax reclaims	1,783,793	9,094	121,962	247,941
Prepaid expenses and other assets	64,979	62,453	61,731	53,284
Total assets	704,165,931	797,448,806	1,263,718,990	499,818,330
LIABILITIES
Payables:
Investments purchased	1,354,759	2,445,617	—	—
Fund shares redeemed	1,115,545	136,095	4,819,755	84,415
Accrued Liabilities:
Non-U.S. deferred tax	—	4,257,281	—	—
Investment advisory fees	540,543	594,495	509,813	329,710
Service fees	10,472	779	2,162	19
Administration, accounting and transfer agent fees	43,562	50,794	82,606	27,590
Business management fees	30,030	33,028	56,646	20,607
Trustee fees	3,697	4,984	10,365	2,473
Distribution fees	3,326	58	—	—
Professional fees	19,940	14,474	17,555	13,868
Custodian fees	38,964	139,078	9,996	30,656
Other liabilities	10,545	8,003	28,336	7,950
Total liabilities	3,171,383	7,684,686	5,537,234	517,288
NET ASSETS	$700,994,548	$789,764,120	$1,258,181,756	$499,301,042
COMPONENTS OF NET ASSETS
Paid-in capital	$507,499,837	$604,437,026	$985,185,945	$452,772,028
Total distributable earnings (loss)	193,494,711	185,327,094	272,995,811	46,529,014
Net assets	$700,994,548	$789,764,120	$1,258,181,756	$499,301,042

The accompanying notes are an integral part of these financial statements.

54

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)(Continued)

	Brown Advisory - WMC Strategic European Equity Fund	Brown Advisory Emerging Markets Select Fund	Brown Advisory - Beutel Goodman Large-Cap Value Fund	Brown Advisory - WMC Japan Equity Fund
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$619,890,198	$783,539,754	$1,242,041,708	$499,158,699
Shares outstanding (unlimited shares authorized)	34,613,293	53,142,726	85,569,478	43,260,431
Net asset value per share	$17.91	$14.74	$14.52	$11.54
Investor Shares:
Net assets	$65,586,177	$5,950,682	$16,140,048	$142,343
Shares outstanding (unlimited shares authorized)	3,671,993	403,958	1,115,700	12,346
Net asset value per share	$17.86	$14.73	$14.47	$11.53
Advisor Shares:
Net assets	$15,518,173	$273,684	$—	$—
Shares outstanding (unlimited shares authorized)	883,023	18,522	—	—
Net asset value per share	$17.57	$14.78	$—	$—

The accompanying notes are an integral part of these financial statements.

55

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2025 (Unaudited)

	Brown Advisory Growth Equity Fund	Brown Advisory Flexible Equity Fund	Brown Advisory Sustainable Growth Fund	Brown Advisory Mid-Cap Growth Fund
INVESTMENT INCOME
Dividend income	$1,229,181	$4,776,505	$20,345,162	$129,292
Less: foreign taxes withheld	(7,637)	(147,518)	(350,603)	(789)
Total investment income	1,221,544	4,628,987	19,994,559	128,503
EXPENSES
Investment advisory fees	1,635,900	2,174,863	21,167,065	194,870
Service fees - Investor Shares (Note 3)	231,375	441,336	1,555,733	1,073
Business management fees	136,325	259,639	2,057,867	14,990
Administration, accounting and transfer agent fees	65,595	122,549	977,313	7,975
Registration fees	36,535	25,003	65,478	17,211
Miscellaneous expenses	30,005	29,021	218,439	17,117
Professional fees	21,207	31,248	168,878	12,538
Trustee fees	15,880	25,562	225,445	1,727
Distribution fees - Advisor Shares (Note 3)	12,023	11,532	486,670	—
Custodian fees	11,859	15,578	124,807	4,659
Service fees - Advisor Shares (Note 3)	7,214	6,919	292,002	—
Insurance fees	4,000	5,911	56,362	473
Total expenses	2,207,918	3,149,161	27,396,059	272,633
Expenses waived by adviser - expense cap (Note 3)	—	—	—	(25,724)
Net expenses	2,207,918	3,149,161	27,396,059	246,909
Net investment income (loss)	(986,374)	1,479,826	(7,401,500)	(118,406)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	124,084,053	17,973,036	901,596,093	10,661,338
Net change in unrealized appreciation (depreciation) on investments	(150,637,015)	16,727,754	(1,007,212,326)	(11,525,110)
Net realized and unrealized gain (loss)	(26,552,962)	34,700,790	(105,616,233)	(863,772)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(27,539,336)	$36,180,616	$(113,017,733)	$(982,178)

The accompanying notes are an integral part of these financial statements.

56

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2025 (Unaudited)(Continued)

	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Sustainable Small-Cap Core Fund	Brown Advisory Sustainable Value Fund
INVESTMENT INCOME
Dividend income	$2,348,307	$15,218,572	$520,744	$1,483,981
Less: foreign taxes withheld	(22,553)	(8,247)	(571)	(33,547)
Total investment income	2,325,754	15,210,325	520,173	1,450,434
EXPENSES
Investment advisory fees	3,475,744	5,242,511	428,682	516,699
Service fees - Investor Shares (Note 3)	276,944	427,996	5,556	545
Business management fees	204,456	308,383	25,217	43,058
Administration, accounting and transfer agent fees	96,503	141,957	13,822	20,323
Miscellaneous expenses	70,782	40,477	17,948	17,271
Registration fees	35,734	28,904	18,154	18,270
Professional fees	27,808	33,195	11,292	12,569
Trustee fees	24,029	33,097	2,433	4,016
Custodian fees	15,157	22,993	5,545	4,424
Distribution fees - Advisor Shares (Note 3)	8,475	2,370	—	—
Insurance fees	7,074	7,682	566	832
Service fees - Advisor Shares (Note 3)	5,085	1,422	—	—
Total expenses	4,247,791	6,290,987	529,215	638,007
Expenses waived by adviser - expense cap (Note 3)	—	—	(54,629)	(34,645)
Net expenses	4,247,791	6,290,987	474,586	603,362
Net investment income (loss)	(1,922,037)	8,919,338	45,587	847,072
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	67,405,451	98,721,258	4,004,797	1,014,962
Net change in unrealized appreciation (depreciation) on investments	(43,786,303)	20,359,055	4,229,370	11,201,090
Net realized and unrealized gain (loss)	23,619,148	119,080,313	8,234,167	12,216,052
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$21,697,111	$127,999,651	$8,279,754	$13,063,124

The accompanying notes are an integral part of these financial statements.

57

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2025 (Unaudited)(Continued)

	Brown Advisory Global Leaders Fund	Brown Advisory Sustainable International Leaders Fund	Brown Advisory Intermediate Income Fund	Brown Advisory Sustainable Bond Fund
INVESTMENT INCOME
Dividend income	$10,835,467	$298,167	$83,178	$225,589
Less: foreign taxes withheld	(635,243)	(34,308)	—	—
Interest Income	—	—	2,676,516	13,554,557
Total investment income	10,200,224	263,859	2,759,694	13,780,146
EXPENSES
Investment advisory fees	8,110,201	154,115	195,159	873,915
Business management fees	623,862	10,274	32,527	145,652
Administration, accounting and transfer agent fees	300,903	6,680	25,212	79,868
Custodian fees	153,984	15,097	5,135	12,369
Trustee fees	62,033	1,002	3,146	14,454
Professional fees	61,944	10,162	14,210	22,441
Miscellaneous expenses	50,022	16,853	20,138	26,469
Registration fees	22,172	16,462	17,233	24,185
Service fees - Investor Shares (Note 3)	21,257	941	32,049	1,665
Insurance fees	13,328	258	731	3,205
Distribution fees - Advisor Shares (Note 3)	—	—	2,390	—
Service fees - Advisor Shares (Note 3)	—	—	478	—
Total expenses	9,419,706	231,844	348,408	1,204,223
Expenses (waived) recovered by adviser - expense cap (Note 3)	—	(56,240)	(1,195)	—
Net expenses	9,419,706	175,604	347,213	1,204,223
Net investment income (loss)	780,518	88,255	2,412,481	12,575,923
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	107,312,795	766,528	(367,283)	1,515,659
Foreign currrency translations	7,983	(3,891)	—	—
Futures contracts (Note 6)	—	—	(14,885)	419,627
Net realized gain (loss)	107,320,778	762,637	(382,168)	1,935,286
Net change in unrealized appreciation (depreciation) on:
Investments	(42,330,952)	(1,258,621)	1,723,695	2,630,969
Less: Non-U.S. deferred tax on unrealized appreciation	(2,702,552)	—	—	—
Foreign currrency translations	(11,363)	(337)	—	—
Futures contracts (Note 6)	—	—	12,662	(522,731)
Net change in unrealized appreciation (depreciation)	(45,044,867)	(1,258,958)	1,736,357	2,108,238
Net realized and unrealized gain (loss)	62,275,911	(496,321)	1,354,189	4,043,524
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$63,056,429	$(408,066)	$3,766,670	$16,619,447

The accompanying notes are an integral part of these financial statements.

58

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2025 (Unaudited)(Continued)

	Brown Advisory Maryland Bond Fund	Brown Advisory Tax-Exempt Bond Fund	Brown Advisory Tax-Exempt Sustainable Bond Fund	Brown Advisory Mortgage Securities Fund
INVESTMENT INCOME
Dividend income	$46,106	$445,952	$226,083	$235,106
Interest Income	3,307,090	22,604,680	6,049,748	6,800,229
Total investment income	3,353,196	23,050,632	6,275,831	7,035,335
EXPENSES
Investment advisory fees	252,703	1,617,340	462,804	425,620
Service fees - Investor Shares (Note 3)	42,117	3,920	77,134	171
Business management fees	42,117	269,557	77,134	70,937
Administration, accounting and transfer agent fees	23,559	138,856	40,570	60,732
Miscellaneous expenses	16,276	33,101	17,673	19,622
Professional fees	14,553	31,113	16,612	17,271
Registration fees	5,886	21,934	12,857	17,127
Trustee fees	4,151	26,559	7,503	7,149
Custodian fees	2,527	17,311	5,718	13,756
Insurance fees	994	5,937	1,731	1,707
Interest expense and fees on floating rate note obligations	—	97,630	—	—
Total expenses	404,883	2,263,258	719,736	634,092
Net investment income (loss)	2,948,313	20,787,374	5,556,095	6,401,243
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(651,460)	2,248,557	15,176	(1,942,128)
Futures contracts (Note 6)	—	—	—	(761,876)
Net realized gain (loss)	(651,460)	2,248,557	15,176	(2,704,004)
Net change in unrealized appreciation (depreciation) on:
Investments	5,049,381	26,848,766	6,780,882	6,698,395
Futures contracts (Note 6)	—	—	—	699,232
Net change in unrealized appreciation (depreciation)	5,049,381	26,848,766	6,780,882	7,397,627
Net realized and unrealized gain (loss)	4,397,921	29,097,323	6,796,058	4,693,623
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,346,234	$49,884,697	$12,352,153	$11,094,866

The accompanying notes are an integral part of these financial statements.

59

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2025 (Unaudited)(Continued)

	Brown Advisory - WMC Strategic European Equity Fund	Brown Advisory Emerging Markets Select Fund	Brown Advisory - Beutel Goodman Large-Cap Value Fund	Brown Advisory - WMC Japan Equity Fund
INVESTMENT INCOME
Dividend income	$5,756,372	$9,222,883	$17,839,791	$6,077,762
Less: foreign taxes withheld	(272,849)	(962,238)	—	(569,780)
Non-cash dividends	—	—	—	618,569
Total investment income	5,483,523	8,260,645	17,839,791	6,126,551
EXPENSES
Investment advisory fees	3,275,439	3,325,215	3,362,604	1,640,355
Business management fees	181,969	184,734	373,622	102,522
Administration, accounting and transfer agent fees	92,329	96,655	176,350	52,070
Custodian fees	84,679	276,953	25,977	66,096
Service fees - Investor Shares (Note 3)	59,166	4,117	13,424	123
Registration fees	29,731	21,434	25,803	22,398
Professional fees	28,475	111,809	37,481	18,486
Miscellaneous expenses	23,490	53,381	42,441	18,915
Distribution fees - Advisor Shares (Note 3)	22,679	354	—	—
Trustee fees	16,592	17,870	41,505	8,478
Service fees - Advisor Shares (Note 3)	13,608	212	—	—
Insurance fees	3,003	3,908	10,970	951
Interest expense on line of credit (Note 7)	7,945	—	—	—
Total expenses	3,839,105	4,096,642	4,110,177	1,930,394
Expenses recovered by adviser - expense cap (Note 3)	—	—	—	12,480
Net expenses	3,839,105	4,096,642	4,110,177	1,942,874
Net investment income (loss)	1,644,418	4,164,003	13,729,614	4,183,677
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	27,000,068	23,322,934	99,561,296	15,290,991
Less: foreign capital gains taxes paid	—	(418,689)	—	—
Foreign currency translations	75,572	(46,253)	—	(149,101)
Net realized gain (loss)	27,075,640	22,857,992	99,561,296	15,141,890
Net change in unrealized appreciation (depreciation) on:
Investments	19,703,099	88,921,003	(26,392,011)	18,997,445
Deferred tax on unrealized appreciation	—	184,927	—	—
Foreign currency translations	23,780	(23,618)	—	(14,910)
Net change in unrealized appreciation (depreciation)	19,726,879	89,082,312	(26,392,011)	18,982,535
Net realized and unrealized gain (loss)	46,802,519	111,940,304	73,169,285	34,124,425
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$48,446,937	$116,104,307	$86,898,899	$38,308,102

The accompanying notes are an integral part of these financial statements.

60

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Brown Advisory Growth Equity Fund		Brown Advisory Flexible Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025
OPERATIONS
Net investment income (loss)	$(986,374)	$(1,844,494)	$1,479,826	$2,873,662
Net realized gain (loss)	124,084,053	374,820,277	17,973,036	73,830,977
Net change in unrealized appreciation (depreciation)	(150,637,015)	(248,887,226)	16,727,754	64,613,275
Increase (decrease) in net assets from operations	(27,539,336)	124,088,557	36,180,616	141,317,914
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(84,198,164)	(191,713,498)	(24,643,445)	(20,214,575)
Investor Shares	(115,307,001)	(257,849,015)	(32,587,932)	(26,919,046)
Advisor Shares	(3,450,156)	(10,242,610)	(504,782)	(325,084)
Total distributions from earnings	(202,955,321)	(459,805,123)	(57,736,159)	(47,458,705)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	6,003,948	27,630,911	15,250,148	68,379,031
Investor Shares	15,076,689	23,865,804	6,275,847	16,638,643
Advisor Shares	1,468,676	10,717,941	166,344	1,816,198
Reinvestment of distributions:
Institutional Shares	76,475,774	154,769,055	11,197,960	13,034,043
Investor Shares	104,157,238	206,503,060	8,699,336	17,158,576
Advisor Shares	2,375,824	8,562,473	452,993	277,765
Redemption of shares:
Institutional Shares	(102,760,120)	(272,687,028)	(25,262,328)	(59,080,109)
Investor Shares	(122,886,794)	(308,792,852)	(21,921,574)	(46,210,251)
Advisor Shares	(6,354,582)	(14,447,622)	(441,642)	(1,046,250)
Redemption fees:
Institutional Shares	77	22,112	—	1,399
Investor Shares	110	27,360	—	1,913
Advisor Shares	4	932	—	25
Increase (decrease) from capital share transactions	(26,443,156)	(163,827,854)	(5,582,916)	10,970,983
Increase (decrease) in net assets	(256,937,813)	(499,544,420)	(27,138,459)	104,830,192
NET ASSETS
Beginning of period	644,860,049	1,144,404,469	1,031,226,798	926,396,606
End of period	$387,922,236	$644,860,049	$1,004,088,339	$1,031,226,798
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	413,852	1,199,000	346,056	1,648,325
Investor Shares	1,033,930	1,133,463	143,284	404,030
Advisor Shares	164,086	648,088	3,826	46,452
Reinvestment of distributions:
Institutional Shares	8,075,583	8,531,921	262,491	306,836
Investor Shares	11,585,900	11,971,192	204,855	405,268
Advisor Shares	324,566	607,699	10,751	6,605
Redemption of shares:
Institutional Shares	(5,907,089)	(11,550,406)	(579,456)	(1,415,754)
Investor Shares	(8,523,821)	(14,739,257)	(502,140)	(1,114,809)
Advisor Shares	(471,972)	(990,180)	(10,198)	(25,651)
Increase (decrease) in shares outstanding	6,695,035	(3,188,480)	(120,531)	261,302

The accompanying notes are an integral part of these financial statements.

61

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Sustainable Growth Fund		Brown Advisory Mid-Cap Growth Fund
	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025
OPERATIONS
Net investment income (loss)	$(7,401,500)	$(13,350,917)	$(118,406)	$(293,935)
Net realized gain (loss)	901,596,093	1,092,130,280	10,661,338	21,206,546
Net change in unrealized appreciation (depreciation)	(1,007,212,326)	(144,787,956)	(11,525,110)	(6,254,201)
Increase (decrease) in net assets from operations	(113,017,733)	933,991,407	(982,178)	14,658,410
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(968,528,231)	(342,901,666)	(18,160,579)	—
Investor Shares	(360,671,367)	(133,279,990)	(580,723)	—
Advisor Shares	(74,174,683)	(22,893,830)	—	—
Total distributions from earnings	(1,403,374,281)	(499,075,486)	(18,741,302)	—
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	357,757,672	1,182,844,474	2,188,748	9,867,423
Investor Shares	143,630,702	379,131,057	299,217	1,121,656
Advisor Shares	10,525,450	36,536,239	—	—
Reinvestment of distributions:
Institutional Shares	640,232,894	253,752,368	6,954,421	—
Investor Shares	337,802,914	124,171,709	580,723	—
Advisor Shares	66,195,906	20,510,704	—	—
Redemption of shares:
Institutional Shares	(1,791,024,903)	(2,196,433,036)	(34,555,885)	(18,893,329)
Investor Shares	(599,777,069)	(1,066,330,187)	(108,639)	(31,147,571)
Advisor Shares	(60,089,676)	(95,237,119)	—	—
Redemption fees:
Institutional Shares	2,949	22,039	—	427
Investor Shares	1,048	8,263	—	8
Advisor Shares	195	1,400	—	—
Increase (decrease) from capital share transactions	(894,741,918)	(1,361,022,089)	(24,641,415)	(39,051,386)
Increase (decrease) in net assets	(2,411,133,932)	(926,106,168)	(44,364,895)	(24,392,976)
NET ASSETS
Beginning of period	9,027,770,024	9,953,876,192	72,530,892	96,923,868
End of period	$6,616,636,092	$9,027,770,024	$28,165,997	$72,530,892
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	6,853,342	21,875,812	162,774	590,696
Investor Shares	2,690,366	7,058,545	29,198	71,820
Advisor Shares	207,631	703,450	—	—
Reinvestment of distributions:
Institutional Shares	14,030,964	4,461,972	681,138	—
Investor Shares	7,616,751	2,230,897	58,189	—
Advisor Shares	1,563,806	381,453	—	—
Redemption of shares:
Institutional Shares	(32,200,412)	(40,533,485)	(2,164,934)	(1,127,695)
Investor Shares	(11,128,729)	(20,066,781)	(7,745)	(1,800,803)
Advisor Shares	(1,150,000)	(1,890,935)	—	—
Increase (decrease) in shares outstanding	(11,516,281)	(25,779,072)	(1,241,380)	(2,265,982)

The accompanying notes are an integral part of these financial statements.

62

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Small-Cap Growth Fund		Brown Advisory Small-Cap Fundamental Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025
OPERATIONS
Net investment income (loss)	$(1,922,037)	$(6,641,746)	$8,919,338	$10,119,013
Net realized gain (loss)	67,405,451	152,373,024	98,721,258	158,915,432
Net change in unrealized appreciation (depreciation)	(43,786,303)	(114,472,526)	20,359,055	(115,844,686)
Increase (decrease) in net assets from operations	21,697,111	31,258,752	127,999,651	53,189,759
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(62,619,268)	(38,524,053)	(77,436,719)	(114,272,275)
Investor Shares	(53,153,821)	(42,930,108)	(65,770,765)	(95,475,678)
Advisor Shares	(1,058,909)	(442,251)	(221,613)	(376,775)
Total distributions from earnings	(116,831,998)	(81,896,412)	(143,429,097)	(210,124,728)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	19,777,307	85,345,430	35,399,318	117,871,522
Investor Shares	6,704,042	66,950,868	10,815,762	45,388,613
Advisor Shares	343,344	500,929	8,600	31,152
Reinvestment of distributions:
Institutional Shares	46,456,552	30,028,509	35,511,699	67,547,544
Investor Shares	21,730,361	34,570,233	39,486,600	57,607,026
Advisor Shares	869,641	364,416	211,852	359,801
Redemption of shares:
Institutional Shares	(191,814,568)	(386,485,998)	(111,593,767)	(192,892,531)
Investor Shares	(123,343,787)	(467,255,571)	(95,278,361)	(113,875,715)
Advisor Shares	(1,179,187)	(1,734,745)	(170,246)	(1,937,957)
Redemption fees:
Institutional Shares	43	1,928	6	873
Investor Shares	36	1,713	5	751
Advisor Shares	1	25	—	3
Increase (decrease) from capital share transactions	(220,456,215)	(637,712,263)	(85,608,532)	(19,898,918)
Increase (decrease) in net assets	(315,591,102)	(688,349,923)	(101,037,978)	(176,833,887)
NET ASSETS
Beginning of period	932,266,930	1,620,616,853	1,177,998,140	1,354,832,027
End of period	$616,675,828	$932,266,930	$1,076,960,162	$1,177,998,140
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	450,591	1,878,589	1,228,089	4,049,300
Investor Shares	305,519	2,935,756	383,186	1,563,530
Advisor Shares	17,382	23,178	311	1,088
Reinvestment of distributions:
Institutional Shares	1,197,025	640,403	1,304,635	2,227,110
Investor Shares	1,130,024	1,486,252	1,455,619	1,902,688
Advisor Shares	48,100	16,617	7,901	12,037
Redemption of shares:
Institutional Shares	(4,327,571)	(8,696,507)	(3,884,276)	(6,988,893)
Investor Shares	(5,643,344)	(21,912,379)	(3,361,434)	(4,045,311)
Advisor Shares	(57,412)	(81,855)	(5,921)	(65,205)
Increase (decrease) in shares outstanding	(6,879,686)	(23,709,946)	(2,871,890)	(1,343,656)

The accompanying notes are an integral part of these financial statements.

63

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Sustainable Small-Cap Core Fund		Brown Advisory Sustainable Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025
OPERATIONS
Net investment income (loss)	$45,587	$152,403	$847,072	$1,761,577
Net realized gain (loss)	4,004,797	487,721	1,014,962	2,032,574
Net change in unrealized appreciation (depreciation)	4,229,370	4,762,026	11,201,090	13,274,467
Increase (decrease) in net assets from operations	8,279,754	5,402,150	13,063,124	17,068,618
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(3,871,641)	(671,378)	(3,832,444)	(2,788,977)
Investor Shares	(324,619)	(50,008)	(15,178)	(19,486)
Total distributions from earnings	(4,196,260)	(721,386)	(3,847,622)	(2,808,463)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	16,552,444	34,388,090	16,681,221	64,934,572
Investor Shares	1,193,401	3,033,559	37,420	811,349
Reinvestment of distributions:
Institutional Shares	2,475,528	268,090	1,522,530	1,119,990
Investor Shares	324,480	49,986	12,612	9,693
Redemption of shares:
Institutional Shares	(21,117,055)	(16,488,544)	(7,589,730)	(22,054,797)
Investor Shares	(388,407)	(3,459,901)	(13,507)	(839,804)
Redemption fees:
Institutional Shares	2	4	—	—
Investor Shares	—	—	—	—
Increase (decrease) from capital share transactions	(959,607)	17,791,284	10,650,546	43,981,003
Increase (decrease) in net assets	3,123,887	22,472,048	19,866,048	58,241,158
NET ASSETS
Beginning of period	99,422,927	76,950,879	158,641,914	100,400,756
End of period	$102,546,814	$99,422,927	$178,507,962	$158,641,914
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,518,886	3,388,244	1,184,471	5,057,739
Investor Shares	109,427	304,464	2,635	61,876
Reinvestment of distributions:
Institutional Shares	228,573	25,609	104,156	85,098
Investor Shares	30,072	4,817	866	742
Redemption of shares:
Institutional Shares	(1,921,767)	(1,647,207)	(535,998)	(1,700,173)
Investor Shares	(35,624)	(348,134)	(950)	(64,414)
Increase (decrease) in shares outstanding	(70,433)	1,727,793	755,180	3,440,868

The accompanying notes are an integral part of these financial statements.

64

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Global Leaders Fund		Brown Advisory Sustainable International Leaders Fund
	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025
OPERATIONS
Net investment income (loss)	$780,518	$12,180,541	$88,255	$350,001
Net realized gain (loss)	107,320,778	76,565,073	762,637	1,038,297
Net change in unrealized appreciation (depreciation)	(45,044,867)	254,958,749	(1,258,958)	4,432,432
Increase (decrease) in net assets from operations	63,056,429	343,704,363	(408,066)	5,820,730
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(136,503,000)	(10,854,902)	(1,511,154)	(376,141)
Investor Shares	(1,504,254)	(105,331)	(48,111)	(19,395)
Total distributions from earnings	(138,007,254)	(10,960,233)	(1,559,265)	(395,536)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	236,490,136	343,737,328	11,633,803	12,713,628
Investor Shares	5,626,980	12,518,373	492,801	215,487
Reinvestment of distributions:
Institutional Shares	73,151,633	2,932,684	681,071	139,020
Investor Shares	1,247,249	88,388	45,368	19,395
Redemption of shares:
Institutional Shares	(112,815,329)	(212,150,869)	(5,395,165)	(14,086,090)
Investor Shares	(6,628,394)	(21,238,483)	(222,582)	(1,198,561)
Redemption fees:
Institutional Shares	397	1,619	—	—
Investor Shares	5	22	—	—
Increase (decrease) from capital share transactions	197,072,677	125,889,062	7,235,296	(2,197,121)
Increase (decrease) in net assets	122,121,852	458,633,192	5,267,965	3,228,073
NET ASSETS
Beginning of period	2,417,663,440	1,959,030,248	42,021,685	38,793,612
End of period	$2,539,785,292	$2,417,663,440	$47,289,650	$42,021,685
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	7,915,117	12,545,452	983,801	1,136,431
Investor Shares	187,961	442,394	41,775	19,590
Reinvestment of distributions:
Institutional Shares	2,519,384	107,899	58,183	12,998
Investor Shares	43,135	3,262	3,890	1,825
Redemption of shares:
Institutional Shares	(3,760,560)	(7,754,293)	(455,291)	(1,250,502)
Investor Shares	(222,019)	(753,716)	(18,879)	(109,235)
Increase (decrease) in shares outstanding	6,683,018	4,590,998	613,479	(188,893)

The accompanying notes are an integral part of these financial statements.

65

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Intermediate Income Fund		Brown Advisory Sustainable Bond Fund
	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025
OPERATIONS
Net investment income (loss)	$2,412,481	$4,544,801	$12,575,923	$25,698,314
Net realized gain (loss)	(382,168)	(2,915,916)	1,935,286	(5,773,575)
Net change in unrealized appreciation (depreciation)	1,736,357	5,698,101	2,108,238	11,374,572
Increase (decrease) in net assets from operations	3,766,670	7,326,986	16,619,447	31,299,311
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	—	—	(12,733,702)	(25,512,359)
Investor Shares	(2,452,322)	(4,461,623)	(145,849)	(318,340)
Advisor Shares	(34,594)	(88,449)	—	—
Total distributions from earnings	(2,486,916)	(4,550,072)	(12,879,551)	(25,830,699)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	37,837,140	163,113,676
Investor Shares	17,272,372	27,835,948	1,664,051	2,852,804
Advisor Shares	25,422	423,407	—	—
Reinvestment of distributions:
Institutional Shares	—	—	3,698,536	7,483,922
Investor Shares	552,080	996,948	133,828	285,547
Advisor Shares	31,709	83,764	—	—
Redemption of shares:
Institutional Shares	—	—	(47,763,496)	(156,539,855)
Investor Shares	(12,026,435)	(18,151,384)	(1,169,131)	(5,101,558)
Advisor Shares	(281,476)	(1,787,067)	—	—
Redemption fees:
Institutional Shares	—	—	1	1,796
Investor Shares	—	476	—	26
Advisor Shares	—	12	—	—
Increase (decrease) from capital share transactions	5,573,672	9,402,104	(5,599,071)	12,096,358
Increase (decrease) in net assets	6,853,426	12,179,018	(1,859,175)	17,564,970
NET ASSETS
Beginning of period	128,582,672	116,403,654	575,811,377	558,246,407
End of period	$135,436,098	$128,582,672	$573,952,202	$575,811,377
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	4,423,223	19,127,845
Investor Shares	1,748,596	2,850,714	193,202	336,708
Advisor Shares	2,624	45,004	—	—
Reinvestment of distributions:
Institutional Shares	—	—	433,064	880,775
Investor Shares	56,091	102,573	15,658	33,564
Advisor Shares	3,307	8,826	—	—
Redemption of shares:
Institutional Shares	—	—	(5,581,007)	(18,473,267)
Investor Shares	(1,217,943)	(1,860,634)	(136,623)	(600,073)
Advisor Shares	(29,436)	(190,630)	—	—
Increase (decrease) in shares outstanding	563,239	955,853	(652,483)	1,305,552

The accompanying notes are an integral part of these financial statements.

66

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Maryland Bond Fund		Brown Advisory Tax-Exempt Bond Fund
	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025
OPERATIONS
Net investment income (loss)	$2,948,313	$5,373,722	$20,787,374	$39,183,601
Net realized gain (loss)	(651,460)	(2,776,437)	2,248,557	(13,150,539)
Net change in unrealized appreciation (depreciation)	5,049,381	397,987	26,848,766	(3,972,838)
Increase (decrease) in net assets from operations	7,346,234	2,995,272	49,884,697	22,060,224
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	—	—	(20,607,259)	(39,486,775)
Investor Shares	(3,066,975)	(5,785,999)	(300,123)	(414,946)
Total distributions from earnings	(3,066,975)	(5,785,999)	(20,907,382)	(39,901,721)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	200,616,371	367,248,793
Investor Shares	24,309,139	31,300,424	11,374,664	5,214,510
Reinvestment of distributions:
Institutional Shares	—	—	3,886,469	7,605,036
Investor Shares	545,759	967,026	267,696	366,798
Redemption of shares:
Institutional Shares	—	—	(108,547,616)	(258,670,892)
Investor Shares	(21,980,442)	(33,854,770)	(5,000,569)	(3,805,129)
Redemption fees:
Institutional Shares	—	—	—	—
Investor Shares	—	—	—	—
Increase (decrease) from capital share transactions	2,874,456	(1,587,320)	102,597,015	117,959,116
Increase (decrease) in net assets	7,153,715	(4,378,047)	131,574,330	100,117,619
NET ASSETS
Beginning of period	164,283,859	168,661,906	1,019,941,148	919,823,529
End of period	$171,437,574	$164,283,859	$1,151,515,478	$1,019,941,148
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	21,461,504	39,483,833
Investor Shares	2,484,438	3,180,589	1,221,961	561,326
Reinvestment of distributions:
Institutional Shares	—	—	416,260	817,956
Investor Shares	55,692	98,420	28,592	39,439
Redemption of shares:
Institutional Shares	—	—	(11,660,840)	(28,057,817)
Investor Shares	(2,245,382)	(3,435,667)	(532,864)	(412,441)
Increase (decrease) in shares outstanding	294,748	(156,658)	10,934,613	12,432,296

The accompanying notes are an integral part of these financial statements.

67

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Tax-Exempt Sustainable Bond Fund		Brown Advisory Mortgage Securities Fund
	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025
OPERATIONS
Net investment income (loss)	$5,556,095	$10,442,777	$6,401,243	$12,517,379
Net realized gain (loss)	15,176	(7,176,519)	(2,704,004)	(862,853)
Net change in unrealized appreciation (depreciation)	6,780,882	2,994,537	7,397,627	5,540,877
Increase (decrease) in net assets from operations	12,352,153	6,260,795	11,094,866	17,195,403
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	—	—	(6,637,598)	(12,826,285)
Investor Shares	(5,555,721)	(10,442,805)	(15,987)	(38,968)
Total distributions from earnings	(5,555,721)	(10,442,805)	(6,653,585)	(12,865,253)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	25,064,829	41,600,493
Investor Shares	50,298,715	89,777,141	3,535	863,223
Reinvestment of distributions:
Institutional Shares	—	—	1,911,360	3,492,985
Investor Shares	1,307,470	2,176,514	12,454	32,436
Redemption of shares:
Institutional Shares	—	—	(53,560,843)	(45,597,034)
Investor Shares	(18,685,109)	(77,045,306)	(35,613)	(990,822)
Redemption fees:
Institutional Shares	—	—	—	39
Investor Shares	—	6,046	—	—
Increase (decrease) from capital share transactions	32,921,076	14,914,395	(26,604,278)	(598,680)
Increase (decrease) in net assets	39,717,508	10,732,385	(22,162,997)	3,731,470
NET ASSETS
Beginning of period	291,746,440	281,014,055	289,676,716	285,945,246
End of period	$331,463,948	$291,746,440	$267,513,719	$289,676,716
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	2,750,839	4,567,684
Investor Shares	5,566,180	10,015,551	389	96,786
Reinvestment of distributions:
Institutional Shares	—	—	209,539	386,861
Investor Shares	144,828	240,909	1,362	3,582
Redemption of shares:
Institutional Shares	—	—	(5,848,150)	(5,046,948)
Investor Shares	(2,075,960)	(8,618,576)	(3,944)	(110,417)
Increase (decrease) in shares outstanding	3,635,048	1,637,884	(2,889,965)	(102,452)

The accompanying notes are an integral part of these financial statements.

68

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory - WMC Strategic European Equity Fund		Brown Advisory Emerging Markets Select Fund
	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025
OPERATIONS
Net investment income (loss)	$1,644,418	$9,595,932	$4,164,003	$12,076,111
Net realized gain (loss)	27,075,640	41,901,604	22,857,992	17,634,211
Net change in unrealized appreciation (depreciation)	19,726,879	106,649,063	89,082,312	40,005,186
Increase (decrease) in net assets from operations	48,446,937	158,146,599	116,104,307	69,715,508
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(46,266,777)	(16,478,230)	(13,464,187)	(11,936,670)
Investor Shares	(4,829,627)	(780,414)	(94,025)	(91,912)
Advisor Shares	(1,128,108)	(146,124)	(3,627)	(3,598)
Total distributions from earnings	(52,224,512)	(17,404,768)	(13,561,839)	(12,032,180)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	102,806,149	207,302,542	54,676,525	118,192,433
Investor Shares	17,141,355	90,082,427	473,242	2,268,655
Advisor Shares	3,795,210	16,325,526	74,213	42,820
Reinvestment of distributions:
Institutional Shares	23,999,274	9,270,962	3,118,973	2,679,950
Investor Shares	4,686,594	699,928	93,818	89,778
Advisor Shares	915,475	135,130	3,626	3,597
Redemption of shares:
Institutional Shares	(77,922,453)	(76,485,107)	(35,814,103)	(140,615,689)
Investor Shares	(46,405,146)	(28,319,129)	(216,711)	(1,096,032)
Advisor Shares	(8,309,171)	(2,783,878)	(99,166)	(37,335)
Redemption fees:
Institutional Shares	1,740	6,707	—	—
Investor Shares	278	928	—	—
Advisor Shares	58	164	—	—
Increase (decrease) from capital share transactions	20,709,363	216,236,200	22,310,417	(18,471,823)
Increase (decrease) in net assets	16,931,788	356,978,031	124,852,885	39,211,505
NET ASSETS
Beginning of period	684,062,760	327,084,729	664,911,235	625,699,730
End of period	$700,994,548	$684,062,760	$789,764,120	$664,911,235
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	5,588,589	13,350,689	3,883,125	9,795,447
Investor Shares	948,156	5,760,933	34,124	188,339
Advisor Shares	212,885	1,021,020	5,184	3,520
Reinvestment of distributions:
Institutional Shares	1,328,865	680,125	212,320	230,039
Investor Shares	260,578	51,976	6,391	7,713
Advisor Shares	51,804	10,183	247	308
Redemption of shares:
Institutional Shares	(4,197,585)	(5,129,185)	(2,544,166)	(11,750,202)
Investor Shares	(2,529,172)	(1,777,712)	(15,258)	(93,552)
Advisor Shares	(461,471)	(174,937)	(6,821)	(3,169)
Increase (decrease) in shares outstanding	1,202,649	13,793,092	1,575,146	(1,621,557)

The accompanying notes are an integral part of these financial statements.

69

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory - Beutel Goodman Large-Cap Value Fund		Brown Advisory - WMC Japan Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Fiscal Year Ended June 30, 2025*
OPERATIONS
Net investment income (loss)	$13,729,614	$35,246,637	$4,183,677	$1,946,400
Net realized gain (loss)	99,561,296	14,982,562	15,141,890	3,171,311
Net change in unrealized appreciation (depreciation)	(26,392,011)	(22,012,402)	18,982,535	22,155,756
Increase (decrease) in net assets from operations	86,898,899	28,216,797	38,308,102	27,273,467
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(80,971,848)	(149,863,011)	(18,972,066)	—
Investor Shares	(1,007,964)	(1,445,079)	(5,599)	—
Total distributions from earnings	(81,979,812)	(151,308,090)	(18,977,665)	—
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	28,602,650	250,474,920	173,368,965	284,640,349
Investor Shares	1,609,452	4,667,458	114,592	115,016
Reinvestment of distributions:
Institutional Shares	30,565,864	98,185,457	9,388,320	—
Investor Shares	905,153	1,315,220	4,930	—
Redemption of shares:
Institutional Shares	(472,453,065)	(467,292,327)	(9,100,254)	(5,720,933)
Investor Shares	(4,393,144)	(3,385,388)	(113,896)	—
Redemption fees:
Institutional Shares	1	3,481	49	—
Investor Shares	—	34	—	—
Increase (decrease) from capital share transactions	(415,163,089)	(116,031,145)	173,662,706	279,034,432
Increase (decrease) in net assets	(410,244,002)	(239,122,438)	192,993,143	306,307,899
NET ASSETS
Beginning of period	1,668,425,758	1,907,548,196	306,307,899	—
End of period	$1,258,181,756	$1,668,425,758	$499,301,042	$306,307,899
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,917,251	16,480,798	15,146,076	28,710,218
Investor Shares	108,275	304,285	10,098	11,668
Reinvestment of distributions:
Institutional Shares	2,056,126	6,387,115	791,607	—
Investor Shares	61,296	86,271	419	—
Redemption of shares:
Institutional Shares	(31,673,105)	(32,146,777)	(794,074)	(593,396)
Investor Shares	(294,823)	(231,772)	(9,839)	—
Increase (decrease) in shares outstanding	(27,824,980)	(9,120,080)	15,144,287	28,128,490

*	Inception date of Fund was September 30, 2024. Results of operations are for the period from October 1, 2024 to June 30, 2025.
The accompanying notes are an integral part of these financial statements.

70

Financial Highlights

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
BROWN ADVISORY GROWTH EQUITY FUND:
Institutional Shares*
07/01/25	12/31/25	$18.71	$(0.02)	$(1.01)	$(1.03)	$—	$(8.20)	$(8.20)	$9.48	(5.47)%	$168,213	(0.27)%	0.72%	0.72%	16%
07/01/24	06/30/25	29.96	(0.03)	3.90	3.87	—	(15.12)	(15.12)	18.71	14.50	283,774	(0.12)	0.71	0.71	27
07/01/23	06/30/24	26.74	(0.02)	5.04	5.02	—	(1.80)	(1.80)	29.96	19.68	508,835	(0.06)	0.68	0.68	33
07/01/22	06/30/23	23.82	(0.03)	4.59	4.56	—	(1.64)	(1.64)	26.74	20.22	1,837,801	(0.14)	0.68	0.68	21
07/01/21	06/30/22	37.39	(0.09)	(9.01)	(9.10)	—	(4.47)	(4.47)	23.82	(27.88)	1,611,983	(0.26)	0.66	0.66	21
07/01/20	06/30/21	29.05	(0.06)	10.02	9.96	—	(1.62)	(1.62)	37.39	35.14	2,321,278	(0.19)	0.67	0.67	25
Investor Shares*
07/01/25	12/31/25	17.78	(0.04)	(0.95)	(0.99)	—	(7.79)	(7.79)	9.00	(5.55)	212,871	(0.42)	0.87	0.87	16
07/01/24	06/30/25	29.18	(0.06)	3.78	3.72	—	(15.12)	(15.12)	17.78	14.34	347,796	(0.27)	0.86	0.86	27
07/01/23	06/30/24	26.12	(0.06)	4.92	4.86	—	(1.80)	(1.80)	29.18	19.53	618,412	(0.21)	0.83	0.83	33
07/01/22	06/30/23	23.35	(0.07)	4.48	4.41	—	(1.64)	(1.64)	26.12	20.03	687,058	(0.29)	0.83	0.83	21
07/01/21	06/30/22	36.79	(0.13)	(8.84)	(8.97)	—	(4.47)	(4.47)	23.35	(28.02)	704,341	(0.41)	0.81	0.81	21
07/01/20	06/30/21	28.64	(0.11)	9.88	9.77	—	(1.62)	(1.62)	36.79	34.98	1,174,666	(0.34)	0.82	0.82	25
Advisor Shares*
07/01/25	12/31/25	14.50	(0.05)	(0.78)	(0.83)	—	(6.34)	(6.34)	7.33	(5.66)	6,839	(0.67)	1.12	1.12	16
07/01/24	06/30/25	26.36	(0.10)	3.36	3.26	—	(15.12)	(15.12)	14.50	14.04	13,290	(0.52)	1.11	1.11	27
07/01/23	06/30/24	23.82	(0.11)	4.45	4.34	—	(1.80)	(1.80)	26.36	19.22	17,158	(0.46)	1.08	1.08	33
07/01/22	06/30/23	21.48	(0.12)	4.10	3.98	—	(1.64)	(1.64)	23.82	19.76	13,873	(0.54)	1.08	1.08	21
07/01/21	06/30/22	34.27	(0.20)	(8.12)	(8.32)	—	(4.47)	(4.47)	21.48	(28.20)	13,940	(0.66)	1.06	1.06	21
07/01/20	06/30/21	26.84	(0.18)	9.23	9.05	—	(1.62)	(1.62)	34.27	34.63	34,042	(0.59)	1.07	1.07	25
BROWN ADVISORY FLEXIBLE EQUITY FUND:
Institutional Shares*
07/01/25	12/31/25	43.65	0.08	1.50	1.58	(0.11)	(2.40)	(2.51)	42.72	3.63	430,142	0.37	0.52	0.52	7
07/01/24	06/30/25	39.64	0.16	5.88	6.04	(0.16)	(1.87)	(2.03)	43.65	15.41	438,173	0.38	0.52	0.52	17
07/01/23	06/30/24	31.94	0.16	8.51	8.67	(0.12)	(0.85)	(0.97)	39.64	27.63	376,594	0.46	0.53	0.53	15
07/01/22	06/30/23	27.31	0.13	5.55	5.68	(0.13)	(0.92)	(1.05)	31.94	21.44	259,933	0.45	0.54	0.54	12
07/01/21	06/30/22	34.26	0.09	(5.71)	(5.62)	(0.06)	(1.27)	(1.33)	27.31	(17.18)	196,675	0.29	0.53	0.53	10
07/01/20	06/30/21	24.36	0.07	10.76	10.83	(0.09)	(0.84)	(0.93)	34.26	45.26	201,849	0.25	0.54	0.54	13
Investor Shares*
07/01/25	12/31/25	43.49	0.05	1.50	1.55	(0.08)	(2.40)	(2.48)	42.56	3.57	564,777	0.22	0.67	0.67	7
07/01/24	06/30/25	39.51	0.10	5.86	5.96	(0.11)	(1.87)	(1.98)	43.49	15.22	583,865	0.23	0.67	0.67	17
07/01/23	06/30/24	31.84	0.11	8.49	8.60	(0.08)	(0.85)	(0.93)	39.51	27.46	542,524	0.31	0.68	0.68	15
07/01/22	06/30/23	27.20	0.08	5.54	5.62	(0.06)	(0.92)	(0.98)	31.84	21.24	442,013	0.30	0.69	0.69	12
07/01/21	06/30/22	34.16	0.04	(5.70)	(5.66)	(0.03)	(1.27)	(1.30)	27.20	(17.32)	400,090	0.14	0.68	0.68	10
07/01/20	06/30/21	24.31	0.03	10.73	10.76	(0.07)	(0.84)	(0.91)	34.16	45.05	500,233	0.10	0.69	0.69	13
Advisor Shares*
07/01/25	12/31/25	43.22	(0.01)	1.48	1.47	(0.03)	(2.40)	(2.43)	42.26	3.43	9,169	(0.03)	0.92	0.92	7
07/01/24	06/30/25	39.31	(0.01)	5.83	5.82	(0.04)	(1.87)	(1.91)	43.22	14.93	9,188	(0.02)	0.92	0.92	17
07/01/23	06/30/24	31.72	0.02	8.45	8.47	(0.03)	(0.85)	(0.88)	39.31	27.13	7,279	0.06	0.93	0.93	15
07/01/22	06/30/23	27.11	0.01	5.52	5.53	—	(0.92)	(0.92)	31.72	20.93	5,245	0.05	0.94	0.94	12
07/01/21	06/30/22	34.10	(0.04)	(5.68)	(5.72)	—	(1.27)	(1.27)	27.11	(17.51)	4,471	(0.11)	0.93	0.93	10
07/01/20	06/30/21	24.30	(0.04)	10.72	10.68	(0.04)	(0.84)	(0.88)	34.10	44.69	5,965	(0.15)	0.94	0.94	13
Brown Advisory Sustainable Growth Fund:
Institutional Shares*
07/01/25	12/31/25	58.02	(0.04)	(0.97)	(1.01)	—	(10.97)	(10.97)	46.04	(1.57)	4,543,003	(0.12)	0.61	0.61	21
07/01/24	06/30/25	54.91	(0.05)	6.04	5.99	—	(2.88)	(2.88)	58.02	11.02	6,380,925	(0.08)	0.60	0.60	32
07/01/23	06/30/24	43.08	(0.02)	11.86	11.84	(0.01)	—	(0.01)	54.91	27.47	6,818,542	(0.04)	0.60	0.60	35
07/01/22	06/30/23	35.42	0.03	7.63	7.66	(0.00)	—	(0.00)	43.08	21.63	5,145,711	0.08	0.63	0.63	13
07/01/21	06/30/22	44.56	(0.04)	(8.19)	(8.23)	—	(0.91)	(0.91)	35.42	(19.02)	3,378,590	(0.10)	0.63	0.63	19
07/01/20	06/30/21	31.96	(0.03)	12.63	12.60	—	—	—	44.56	39.42	3,364,728	(0.08)	0.65	0.65	23

The accompanying notes are an integral part of these financial statements.

71

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Sustainable Growth Fund (Continued)
Investor Shares*
07/01/25	12/31/25	$56.74	$(0.08)	$(0.95)	$(1.03)	$—	$(10.97)	$(10.97)	$44.74	(1.64)%	$1,724,691	(0.27)%	0.76%	0.76%	21%
07/01/24	06/30/25	53.84	(0.13)	5.91	5.78	—	(2.88)	(2.88)	56.74	10.84	2,233,632	(0.23)	0.75	0.75	32
07/01/23	06/30/24	42.29	(0.09)	11.64	11.55	—	—	—	53.84	27.31	2,699,561	(0.19)	0.75	0.75	35
07/01/22	06/30/23	34.83	(0.02)	7.48	7.46	—	—	—	42.29	21.42	2,150,632	(0.07)	0.78	0.78	13
07/01/21	06/30/22	43.90	(0.11)	(8.05)	(8.16)	—	(0.91)	(0.91)	34.83	(19.15)	1,714,513	(0.25)	0.78	0.78	19
07/01/20	06/30/21	31.52	(0.09)	12.47	12.38	—	—	—	43.90	39.28	1,849,429	(0.23)	0.80	0.80	23
Advisor Shares*
07/01/25	12/31/25	54.74	(0.14)	(0.92)	(1.06)	—	(10.97)	(10.97)	42.71	(1.75)	348,942	(0.52)	1.01	1.01	21
07/01/24	06/30/25	52.15	(0.25)	5.72	5.47	—	(2.88)	(2.88)	54.74	10.59	413,213	(0.48)	1.00	1.00	32
07/01/23	06/30/24	41.08	(0.20)	11.27	11.07	—	—	—	52.15	26.95	435,773	(0.44)	1.00	1.00	35
07/01/22	06/30/23	33.91	(0.11)	7.28	7.17	—	—	—	41.08	21.14	356,620	(0.32)	1.03	1.03	13
07/01/21	06/30/22	42.87	(0.21)	(7.84)	(8.05)	—	(0.91)	(0.91)	33.91	(19.35)	298,972	(0.50)	1.03	1.03	19
07/01/20	06/30/21	30.86	(0.18)	12.19	12.01	—	—	—	42.87	38.92	444,064	(0.48)	1.05	1.05	23
Brown Advisory Mid-Cap Growth Fund:
Institutional Shares*
07/01/25	12/31/25	18.10	(0.03)	(0.43)	(0.46)	—	(7.44)	(7.44)	10.20	(2.58)	26,564	(0.39)	0.82	0.91	45
07/01/24	06/30/25	15.50	(0.05)	2.65	2.60	—	—	—	18.10	16.77	71,081	(0.33)	0.82	0.85	73
07/01/23	06/30/24	13.55	(0.03)	1.98	1.95	—	—	—	15.50	14.48	69,167	(0.22)	0.82	0.84	63
07/01/22	06/30/23	12.29	(0.04)	2.11	2.07	—	(0.81)	(0.81)	13.55	17.38	71,960	(0.28)	0.82	0.83	55
07/01/21	06/30/22	19.86	(0.09)	(5.73)	(5.82)	—	(1.75)	(1.75)	12.29	(31.54)	94,754	(0.52)	0.79	0.79	48
07/01/20	06/30/21	13.86	(0.08)	6.08	6.00	—	—	—	19.86	43.03	159,180	(0.44)	0.76	0.79	48
Investor Shares*
07/01/25	12/31/25	17.89	(0.05)	(0.43)	(0.48)	—	(7.44)	(7.44)	9.97	(2.72)	1,602	(0.54)	0.97	1.06	45
07/01/24	06/30/25	15.33	(0.08)	2.64	2.56	—	—	—	17.89	16.70	1,450	(0.48)	0.97	1.00	73
07/01/23	06/30/24	13.42	(0.05)	1.96	1.91	—	—	—	15.33	14.23	27,757	(0.37)	0.97	0.99	63
07/01/22	06/30/23	12.20	(0.05)	2.08	2.03	—	(0.81)	(0.81)	13.42	17.26	24,419	(0.43)	0.97	0.98	55
07/01/21	06/30/22	19.76	(0.11)	(5.70)	(5.81)	—	(1.75)	(1.75)	12.20	(31.70)	22,897	(0.67)	0.94	0.94	48
07/01/20	06/30/21	13.81	(0.10)	6.05	5.95	—	—	—	19.76	42.90	33,381	(0.59)	0.91	0.94	48
Brown Advisory Small-Cap Growth Fund:
Institutional Shares*
07/01/25	12/31/25	45.00	(0.09)	1.33	1.24	—	(7.58)	(7.58)	38.66	2.70	338,664	(0.40)	0.97	0.97	13
07/01/24	06/30/25	45.51	(0.18)	2.27	2.09	—	(2.60)	(2.60)	45.00	4.37	514,753	(0.40)	0.95	0.95	28
07/01/23	06/30/24	44.48	(0.06)	1.09	1.03	—	—	—	45.51	2.32	801,675	(0.14)	0.95	0.95	28
07/01/22	06/30/23	41.98	(0.06)	5.88	5.82	—	(3.32)	(3.32)	44.48	14.33	1,349,940	(0.13)	0.96	0.96	29
07/01/21	06/30/22	63.00	(0.32)	(13.47)	(13.79)	—	(7.23)	(7.23)	41.98	(24.11)	1,165,292	(0.59)	0.95	0.95	27
07/01/20	06/30/21	44.31	(0.34)	19.48	19.14	—	(0.45)	(0.45)	63.00	43.31	1,758,121	(0.61)	0.95	0.95	32
Investor Shares*
07/01/25	12/31/25	22.31	(0.06)	0.66	0.60	—	(3.76)	(3.76)	19.15	2.61	271,822	(0.55)	1.12	1.12	13
07/01/24	06/30/25	22.59	(0.12)	1.13	1.01	—	(1.29)	(1.29)	22.31	4.24	410,466	(0.55)	1.10	1.10	28
07/01/23	06/30/24	22.12	(0.06)	0.53	0.47	—	—	—	22.59	2.12	810,889	(0.29)	1.10	1.10	28
07/01/22	06/30/23	20.91	(0.06)	2.92	2.86	—	(1.65)	(1.65)	22.12	14.17	882,356	(0.28)	1.11	1.11	29
07/01/21	06/30/22	31.42	(0.20)	(6.71)	(6.91)	—	(3.60)	(3.60)	20.91	(24.23)	707,378	(0.74)	1.10	1.10	27
07/01/20	06/30/21	22.13	(0.21)	9.72	9.51	—	(0.22)	(0.22)	31.42	43.11	822,075	(0.76)	1.10	1.10	32
Advisor Shares*
07/01/25	12/31/25	21.00	(0.08)	0.62	0.54	—	(3.53)	(3.53)	18.01	2.52	6,189	(0.80)	1.37	1.37	13
07/01/24	06/30/25	21.32	(0.17)	1.07	0.90	—	(1.22)	(1.22)	21.00	3.97	7,048	(0.80)	1.35	1.35	28
07/01/23	06/30/24	20.93	(0.11)	0.50	0.39	—	—	—	21.32	1.86	8,053	(0.54)	1.35	1.35	28
07/01/22	06/30/23	19.83	(0.11)	2.78	2.67	—	(1.57)	(1.57)	20.93	13.91	9,644	(0.53)	1.36	1.36	29
07/01/21	06/30/22	29.88	(0.26)	(6.37)	(6.63)	—	(3.42)	(3.42)	19.83	(24.44)	9,309	(0.99)	1.35	1.35	27
07/01/20	06/30/21	21.10	(0.26)	9.25	8.99	—	(0.21)	(0.21)	29.88	42.74	14,939	(1.01)	1.35	1.35	32

The accompanying notes are an integral part of these financial statements.

72

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Small-Cap Fundamental Value Fund:
Institutional Shares*
07/01/25	12/31/25	$27.17	$0.22	$2.81	$3.03	$(0.20)	$(3.40)	$(3.60)	$26.60	10.94%	$581,147	1.52%	0.95%	0.95%	25%
07/01/24	06/30/25	30.30	0.24	1.37	1.61	(0.46)	(4.28)	(4.74)	27.17	3.93	630,241	0.81	0.95	0.95	39
07/01/23	06/30/24	27.68	0.25	4.16	4.41	(0.21)	(1.58)	(1.79)	30.30	16.33	724,560	0.86	0.95	0.95	44
07/01/22	06/30/23	26.09	0.20	3.09	3.29	(0.13)	(1.57)	(1.70)	27.68	12.67	588,594	0.71	0.95	0.95	35
07/01/21	06/30/22	29.65	0.09	(3.45)	(3.36)	(0.10)	(0.10)	(0.20)	26.09	(11.45)	562,382	0.29	0.95	0.95	27
07/01/20	06/30/21	19.25	0.11	10.44	10.55	(0.15)	—	(0.15)	29.65	54.97	591,096	0.43	0.95	0.95	42
Investor Shares*
07/01/25	12/31/25	27.10	0.20	2.79	2.99	(0.17)	(3.40)	(3.57)	26.52	10.85	494,005	1.37	1.10	1.10	25
07/01/24	06/30/25	30.23	0.20	1.37	1.57	(0.42)	(4.28)	(4.70)	27.10	3.78	545,969	0.66	1.10	1.10	39
07/01/23	06/30/24	27.62	0.20	4.15	4.35	(0.16)	(1.58)	(1.74)	30.23	16.17	626,715	0.71	1.10	1.10	44
07/01/22	06/30/23	26.04	0.16	3.08	3.24	(0.09)	(1.57)	(1.66)	27.62	12.49	591,487	0.56	1.10	1.10	35
07/01/21	06/30/22	29.60	0.04	(3.45)	(3.41)	(0.05)	(0.10)	(0.15)	26.04	(11.59)	564,689	0.14	1.10	1.10	27
07/01/20	06/30/21	19.22	0.07	10.42	10.49	(0.11)	—	(0.11)	29.60	54.74	648,403	0.28	1.10	1.10	42
Advisor Shares*
07/01/25	12/31/25	26.85	0.16	2.77	2.93	(0.14)	(3.40)	(3.54)	26.24	10.71	1,808	1.12	1.35	1.35	25
07/01/24	06/30/25	29.97	0.12	1.36	1.48	(0.32)	(4.28)	(4.60)	26.85	3.50	1,788	0.41	1.35	1.35	39
07/01/23	06/30/24	27.42	0.13	4.11	4.24	(0.11)	(1.58)	(1.69)	29.97	15.86	3,557	0.46	1.35	1.35	44
07/01/22	06/30/23	25.86	0.09	3.07	3.16	(0.03)	(1.57)	(1.60)	27.42	12.25	2,685	0.31	1.35	1.35	35
07/01/21	06/30/22	29.43	(0.03)	(3.43)	(3.46)	(0.01)	(0.10)	(0.11)	25.86	(11.82)	3,154	(0.11)	1.35	1.35	27
07/01/20	06/30/21	19.10	0.01	10.36	10.37	(0.04)	—	(0.04)	29.43	54.37	8,125	0.03	1.35	1.35	42
Brown Advisory Sustainable Small-Cap Core Fund:
Institutional Shares*
07/01/25	12/31/25	10.31	0.01	0.87	0.88	(0.01)	(0.47)	(0.48)	10.71	8.42	94,631	0.10	0.93	1.04	35
07/01/24	06/30/25	9.72	0.02	0.65	0.67	(0.06)	(0.02)	(0.08)	10.31	6.96	92,870	0.18	0.93	1.04	43
07/01/23	06/30/24	8.81	0.02	0.91	0.93	(0.02)	—	(0.02)	9.72	10.51	70,393	0.17	0.93	1.07	32
07/01/22	06/30/23	7.74	0.01	1.06	1.07	—	(0.00)	(0.00)	8.81	13.83	51,935	0.18	0.93	1.16	66
09/30/21^	06/30/22	10.00	(0.02)	(2.24)	(2.26)	—	—	—	7.74	(22.60)	32,915	(0.22)	0.93	1.36	19
Investor Shares*
07/01/25	12/31/25	10.27	—	0.87	0.87	—	(0.47)	(0.47)	10.67	8.38	7,916	(0.05)	1.08	1.19	35
07/01/24	06/30/25	9.69	—	0.65	0.65	(0.05)	(0.02)	(0.07)	10.27	6.74	6,553	0.03	1.08	1.19	43
07/01/23	06/30/24	8.79	—	0.90	0.90	(0.00)	—	(0.00)	9.69	10.25	6,558	0.02	1.08	1.22	32
07/01/22	06/30/23	7.73	—	1.06	1.06	—	(0.00)	(0.00)	8.79	13.71	1,540	0.03	1.08	1.31	66
09/30/21^	06/30/22	10.00	(0.02)	(2.25)	(2.27)	—	—	—	7.73	(22.70)	812	(0.37)	1.08	1.51	19
Brown Advisory Sustainable Value Fund:
Institutional Shares*
07/01/25	12/31/25	13.65	0.07	1.02	1.09	(0.16)	(0.16)	(0.32)	14.42	7.92	177,752	0.98	0.70	0.74	10
07/01/24	06/30/25	12.27	0.17	1.51	1.68	(0.13)	(0.17)	(0.30)	13.65	13.76	157,962	1.34	0.70	0.76	29
07/01/23	06/30/24	10.03	0.16	2.19	2.35	(0.11)	—	(0.11)	12.27	23.55	99,767	1.42	0.70	0.81	37
02/28/23^	06/30/23	10.00	0.06	(0.03)	0.03	—	—	—	10.03	0.30	50,307	1.72	0.70	1.17	7
Investor Shares*
07/01/25	12/31/25	13.61	0.06	1.02	1.08	(0.14)	(0.16)	(0.30)	14.39	7.87	756	0.83	0.85	0.89	10
07/01/24	06/30/25	12.24	0.15	1.50	1.65	(0.11)	(0.17)	(0.28)	13.61	13.60	680	1.19	0.85	0.91	29
07/01/23	06/30/24	10.02	0.14	2.18	2.32	(0.10)	—	(0.10)	12.24	23.26	634	1.27	0.85	0.96	37
02/28/23^	06/30/23	10.00	0.05	(0.03)	0.02	—	—	—	10.02	0.20	163	1.57	0.85	1.32	7
Brown Advisory Global Leaders Fund:
Institutional Shares*
07/01/25	12/31/25	30.12	0.01	0.75	0.76	(0.13)	(1.54)	(1.67)	29.21	2.56	2,512,005	0.06	0.75	0.75	15
07/01/24	06/30/25	25.89	0.16	4.21	4.37	(0.14)	—	(0.14)	30.12	16.95	2,389,294	0.57	0.75	0.75	22
07/01/23	06/30/24	22.08	0.15	3.79	3.94	(0.13)	—	(0.13)	25.89	17.88	1,926,704	0.64	0.75	0.75	15
07/01/22	06/30/23	18.24	0.13	3.83	3.96	(0.12)	—	(0.12)	22.08	21.83	1,401,528	0.66	0.76	0.76	19
07/01/21	06/30/22	22.60	0.10	(4.19)	(4.09)	(0.02)	(0.25)	(0.27)	18.24	(18.34)	1,048,587	0.45	0.75	0.75	25
07/01/20	06/30/21	16.38	0.03	6.22	6.25	(0.03)	—	(0.03)	22.60	38.17	1,149,790	0.16	0.76	0.76	14

The accompanying notes are an integral part of these financial statements.

73

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Global Leaders Fund (Continued)
Investor Shares*
07/01/25	12/31/25	$30.01	$(0.01)	$0.74	$0.73	$(0.10)	$(1.54)	$(1.64)	$29.10	2.46%	$27,780	(0.09)%	0.90%	0.90%	15%
07/01/24	06/30/25	25.79	0.12	4.20	4.32	(0.10)	—	(0.10)	30.01	16.78	28,370	0.42	0.90	0.90	22
07/01/23	06/30/24	22.00	0.11	3.77	3.88	(0.09)	—	(0.09)	25.79	17.66	32,326	0.49	0.90	0.90	15
07/01/22	06/30/23	18.18	0.10	3.82	3.92	(0.10)	—	(0.10)	22.00	21.63	77,619	0.51	0.91	0.91	19
07/01/21	06/30/22	22.54	0.07	(4.17)	(4.10)	(0.01)	(0.25)	(0.26)	18.18	(18.45)	76,150	0.30	0.90	0.90	25
07/01/20	06/30/21	16.36	—	6.20	6.20	(0.02)	—	(0.02)	22.54	37.91	95,940	0.01	0.91	0.91	14
Brown Advisory Sustainable International Leaders Fund:
Institutional Shares*
07/01/25	12/31/25	12.26	0.03	(0.15)	(0.12)	(0.11)	(0.33)	(0.44)	11.70	(0.97)	45,958	0.43	0.85	1.12	25
07/01/24	06/30/25	10.73	0.11	1.55	1.66	(0.11)	(0.02)	(0.13)	12.26	15.64	40,955	0.94	0.85	1.16	47
07/01/23	06/30/24	10.52	0.12	0.14	0.26	(0.05)	—	(0.05)	10.73	2.49	36,921	1.15	0.85	1.18	27
07/01/22	06/30/23	8.43	0.10	2.01	2.11	(0.02)	—	(0.02)	10.52	25.09	22,884	1.04	0.85	1.58	21
02/28/22^	06/30/22	10.00	0.06	(1.63)	(1.57)	—	—	—	8.43	(15.70)	6,221	1.96	0.85	4.26	12
Investor Shares*
07/01/25	12/31/25	12.21	0.02	(0.14)	(0.12)	(0.09)	(0.33)	(0.42)	11.67	(0.96)	1,331	0.28	1.00	1.27	25
07/01/24	06/30/25	10.69	0.09	1.55	1.64	(0.10)	(0.02)	(0.12)	12.21	15.49	1,067	0.79	1.00	1.31	47
07/01/23	06/30/24	10.49	0.10	0.14	0.24	(0.04)	—	(0.04)	10.69	2.27	1,873	1.00	1.00	1.33	27
07/01/22	06/30/23	8.42	0.08	2.01	2.09	(0.02)	—	(0.02)	10.49	24.88	1,463	0.89	1.00	1.73	21
02/28/22^	06/30/22	10.00	0.05	(1.63)	(1.58)	—	—	—	8.42	(15.80)	75	1.81	1.00	4.41	12
Brown Advisory Intermediate Income Fund:
Investor Shares*
07/01/25	12/31/25	9.78	0.18	0.11	0.29	(0.19)	—	(0.19)	9.88	2.98	133,592	3.71	0.53	0.53	27
07/01/24	06/30/25	9.55	0.36	0.23	0.59	(0.36)	—	(0.36)	9.78	6.24	126,532	3.68	0.53	0.53	50
07/01/23	06/30/24	9.60	0.32	(0.05)	0.27	(0.32)	—	(0.32)	9.55	2.86	113,124	3.33	0.49	0.53	27
07/01/22	06/30/23	9.99	0.24	(0.38)	(0.14)	(0.25)	—	(0.25)	9.60	(1.44)	122,641	2.47	0.49	0.52	32
07/01/21	06/30/22	11.05	0.12	(0.94)	(0.82)	(0.14)	(0.10)	(0.24)	9.99	(7.60)	139,856	1.17	0.46	0.50	58
07/01/20	06/30/21	11.06	0.11	0.02	0.13	(0.13)	(0.01)	(0.14)	11.05	1.11	167,774	1.02	0.47	0.50	50
Advisor Shares*
07/01/25	12/31/25	9.53	0.17	0.10	0.27	(0.18)	—	(0.18)	9.62	2.82	1,844	3.46	0.78	0.78	27
07/01/24	06/30/25	9.32	0.32	0.22	0.54	(0.33)	—	(0.33)	9.53	5.89	2,051	3.43	0.78	0.78	50
07/01/23	06/30/24	9.38	0.29	(0.05)	0.24	(0.30)	—	(0.30)	9.32	2.57	3,279	3.08	0.74	0.78	27
07/01/22	06/30/23	9.76	0.21	(0.37)	(0.16)	(0.22)	—	(0.22)	9.38	(1.62)	3,139	2.22	0.74	0.77	32
07/01/21	06/30/22	10.80	0.10	(0.93)	(0.83)	(0.11)	(0.10)	(0.21)	9.76	(7.82)	3,273	0.92	0.71	0.75	58
07/01/20	06/30/21	10.82	0.08	0.01	0.09	(0.10)	(0.01)	(0.11)	10.80	0.79	3,661	0.77	0.72	0.75	50
Brown Advisory Sustainable Bond Fund:
Institutional Shares*
07/01/25	12/31/25	8.49	0.19	0.06	0.25	(0.19)	—	(0.19)	8.55	2.98	566,957	4.32	0.41	0.41	51
07/01/24	06/30/25	8.40	0.38	0.09	0.47	(0.38)	—	(0.38)	8.49	5.68	569,475	4.45	0.41	0.41	104
07/01/23	06/30/24	8.60	0.35	(0.19)	0.16	(0.36)	—	(0.36)	8.40	1.90	550,052	4.15	0.41	0.41	251
07/01/22	06/30/23	9.14	0.25	(0.54)	(0.29)	(0.25)	—	(0.25)	8.60	(3.22)	723,393	2.81	0.43	0.43	277
07/01/21	06/30/22	10.42	0.14	(1.13)	(0.99)	(0.15)	(0.14)	(0.29)	9.14	(9.71)	301,917	1.43	0.44	0.44	113
07/01/20	06/30/21	10.54	0.16	0.10	0.26	(0.17)	(0.21)	(0.38)	10.42	2.44	218,476	1.56	0.45	0.45	89
Investor Shares*
07/01/25	12/31/25	8.50	0.18	0.06	0.24	(0.19)	—	(0.19)	8.55	2.83	6,996	4.27	0.46	0.46	51
07/01/24	06/30/25	8.40	0.37	0.11	0.48	(0.38)	—	(0.38)	8.50	5.75	6,337	4.40	0.46	0.46	104
07/01/23	06/30/24	8.61	0.35	(0.21)	0.14	(0.35)	—	(0.35)	8.40	1.73	8,195	4.10	0.46	0.46	251
07/01/22	06/30/23	9.14	0.24	(0.53)	(0.29)	(0.24)	—	(0.24)	8.61	(3.16)	12,829	2.76	0.48	0.48	277
07/01/21	06/30/22	10.42	0.13	(1.13)	(1.00)	(0.14)	(0.14)	(0.28)	9.14	(9.76)	12,667	1.38	0.49	0.49	113
07/01/20	06/30/21	10.54	0.16	0.10	0.26	(0.17)	(0.21)	(0.38)	10.42	2.39	5,009	1.51	0.50	0.50	89

The accompanying notes are an integral part of these financial statements.

74

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Maryland Bond Fund:
Investor Shares*
07/01/25	12/31/25	$9.67	$0.17	$0.26	$0.43	$(0.18)	$—	$(0.18)	$9.92	4.48%	$171,438	3.50%	0.48%	0.48%	13%
07/01/24	06/30/25	9.84	0.31	(0.14)	0.17	(0.34)	—	(0.34)	9.67	1.70	164,284	3.19	0.48	0.48	46
07/01/23	06/30/24	9.79	0.28	0.08	0.36	(0.31)	—	(0.31)	9.84	3.76	168,662	2.90	0.49	0.49	22
07/01/22	06/30/23	9.80	0.24	0.02	0.26	(0.27)	—	(0.27)	9.79	2.73	163,961	2.41	0.49	0.49	51
07/01/21	06/30/22	10.88	0.19	(1.04)	(0.85)	(0.23)	—	(0.23)	9.80	(7.90)	169,565	1.79	0.47	0.47	22
07/01/20	06/30/21	10.67	0.21	0.26	0.47	(0.26)	—	(0.26)	10.88	4.41	186,483	1.94	0.48	0.48	17
Brown Advisory Tax-Exempt Bond Fund:
Institutional Shares*
07/01/25	12/31/25	9.18	0.18	0.26	0.44	(0.18)	—	(0.18)	9.44	4.86	1,133,004	3.86	0.42	0.42	14
07/01/24	06/30/25	9.32	0.36	(0.13)	0.23	(0.37)	—	(0.37)	9.18	2.44	1,008,523	3.87	0.41	0.41	40
07/01/23	06/30/24	9.29	0.37	0.04	0.41	(0.38)	—	(0.38)	9.32	4.49	909,986	4.02	0.40	0.40	57
07/01/22	06/30/23	9.29	0.29	0.04	0.33	(0.33)	—	(0.33)	9.29	3.59	787,874	3.14	0.44	0.44	79
07/01/21	06/30/22	10.50	0.18	(1.08)	(0.90)	(0.26)	(0.05)	(0.31)	9.29	(8.75)	805,608	1.73	0.41	0.41	50
07/01/20	06/30/21	10.08	0.20	0.49	0.69	(0.27)	—	(0.27)	10.50	6.87	1,190,436	1.92	0.40	0.40	47
Investor Shares*
07/01/25	12/31/25	9.18	0.18	0.26	0.44	(0.18)	—	(0.18)	9.44	4.83	18,511	3.81	0.47	0.47	14
07/01/24	06/30/25	9.33	0.35	(0.14)	0.21	(0.36)	—	(0.36)	9.18	2.28	11,418	3.82	0.46	0.46	40
07/01/23	06/30/24	9.29	0.37	0.04	0.41	(0.37)	—	(0.37)	9.33	4.55	9,838	3.97	0.45	0.45	57
07/01/22	06/30/23	9.29	0.29	0.03	0.32	(0.32)	—	(0.32)	9.29	3.54	8,167	3.09	0.49	0.49	79
07/01/21	06/30/22	10.50	0.17	(1.07)	(0.90)	(0.26)	(0.05)	(0.31)	9.29	(8.80)	10,484	1.68	0.46	0.46	50
07/01/20	06/30/21	10.09	0.19	0.48	0.67	(0.26)	—	(0.26)	10.50	6.72	11,537	1.87	0.45	0.45	47
Brown Advisory Tax-Exempt Sustainable Bond Fund:
Investor Shares*
07/01/25	12/31/25	8.91	0.16	0.21	0.37	(0.16)	—	(0.16)	9.12	4.23	331,464	3.60	0.47	0.47	15
07/01/24	06/30/25	9.04	0.32	(0.13)	0.19	(0.32)	—	(0.32)	8.91	2.15	291,746	3.59	0.47	0.47	37
07/01/23	06/30/24	9.06	0.32	(0.02)	0.30	(0.32)	—	(0.32)	9.04	3.42	281,014	3.58	0.48	0.48	50
07/01/22	06/30/23	9.09	0.24	(0.03)	0.21	(0.24)	—	(0.24)	9.06	2.39	288,993	2.63	0.50	0.50	111
07/01/21	06/30/22	10.19	0.15	(1.01)	(0.86)	(0.14)	(0.10)	(0.24)	9.09	(8.60)	325,606	1.49	0.49	0.49	61
07/01/20	06/30/21	9.88	0.13	0.32	0.45	(0.13)	(0.01)	(0.14)	10.19	4.57	179,123	1.32	0.49	0.49	66
Brown Advisory Mortgage Securities Fund:
Institutional Shares*
07/01/25	12/31/25	9.04	0.21	0.14	0.35	(0.22)	—	(0.22)	9.17	3.90	266,832	4.51	0.45	0.45	112
07/01/24	06/30/25	8.89	0.39	0.16	0.55	(0.40)	—	(0.40)	9.04	6.29	288,985	4.32	0.45	0.45	221
07/01/23	06/30/24	9.10	0.37	(0.21)	0.16	(0.37)	—	(0.37)	8.89	1.90	285,175	4.11	0.45	0.45	335
07/01/22	06/30/23	9.59	0.28	(0.48)	(0.20)	(0.29)	—	(0.29)	9.10	(2.06)	302,293	2.98	0.45	0.45	229
07/01/21	06/30/22	10.56	0.10	(0.92)	(0.82)	(0.15)	—	(0.15)	9.59	(7.86)	310,388	0.94	0.44	0.44	204
07/01/20	06/30/21	10.46	(0.03)	0.19	0.16	(0.06)	—	(0.06)	10.56	1.53	288,526	(0.27)	0.45	0.45	148
Investor Shares*
07/01/25	12/31/25	9.05	0.21	0.15	0.36	(0.22)	—	(0.22)	9.19	3.98	682	4.46	0.50	0.50	112
07/01/24	06/30/25	8.91	0.39	0.15	0.54	(0.40)	—	(0.40)	9.05	6.10	692	4.27	0.50	0.50	221
07/01/23	06/30/24	9.12	0.36	(0.20)	0.16	(0.37)	—	(0.37)	8.91	1.84	771	4.06	0.50	0.50	335
07/01/22	06/30/23	9.61	0.27	(0.47)	(0.20)	(0.29)	—	(0.29)	9.12	(2.11)	1,390	2.93	0.50	0.50	229
07/01/21	06/30/22	10.57	0.09	(0.91)	(0.82)	(0.14)	—	(0.14)	9.61	(7.81)	2,211	0.89	0.49	0.49	204
07/01/20	06/30/21	10.47	(0.03)	0.19	0.16	(0.06)	—	(0.06)	10.57	1.48	31,876	(0.32)	0.50	0.50	148
Brown Advisory - WMC Strategic European Equity Fund:
Institutional Shares*
07/01/25	12/31/25	18.03	0.04	1.23	1.27	(0.27)	(1.12)	(1.39)	17.91	7.04	619,890	0.48	1.03	1.03	33
07/01/24	06/30/25	13.54	0.35	4.84	5.19	(0.28)	(0.42)	(0.70)	18.03	40.15	575,188	2.34	1.04	1.04	47
07/01/23	06/30/24	11.82	0.26	1.62	1.88	(0.16)	—	(0.16)	13.54	16.05	311,205	2.09	1.05	1.05	41
07/01/22	06/30/23	10.34	0.19	1.58	1.77	(0.21)	(0.08)	(0.29)	11.82	17.50	227,407	1.74	1.08	1.08	73
07/01/21	06/30/22	13.08	0.15	(1.68)	(1.53)	(0.11)	(1.10)	(1.21)	10.34	(12.75)	232,340	1.22	1.04	1.04	43
07/01/20	06/30/21	10.51	0.13	3.20	3.33	(0.03)	(0.73)	(0.76)	13.08	32.55	417,419	1.12	1.05	1.05	51

The accompanying notes are an integral part of these financial statements.

75

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory - WMC Strategic European Equity Fund: (Continued)
Investor Shares*
07/01/25	12/31/25	$17.98	$0.03	$1.21	$1.24	$(0.24)	$(1.12)	$(1.36)	$17.86	6.91%	$65,586	0.33%	1.18%	1.18%	33%
07/01/24	06/30/25	13.49	0.34	4.83	5.17	(0.26)	(0.42)	(0.68)	17.98	40.04	89,761	2.19	1.19	1.19	47
07/01/23	06/30/24	11.77	0.24	1.62	1.86	(0.14)	—	(0.14)	13.49	15.91	12,912	1.94	1.20	1.20	41
07/01/22	06/30/23	10.30	0.17	1.58	1.75	(0.20)	(0.08)	(0.28)	11.77	17.30	14,922	1.59	1.23	1.23	73
07/01/21	06/30/22	13.03	0.13	(1.67)	(1.54)	(0.09)	(1.10)	(1.19)	10.30	(12.89)	19,007	1.07	1.19	1.19	43
07/01/20	06/30/21	10.48	0.12	3.18	3.30	(0.02)	(0.73)	(0.75)	13.03	32.36	39,751	0.97	1.20	1.20	51
Advisor Shares*
07/01/25	12/31/25	17.70	0.01	1.19	1.20	(0.21)	(1.12)	(1.33)	17.57	6.78	15,518	0.08	1.43	1.43	33
07/01/24	06/30/25	13.28	0.30	4.75	5.05	(0.21)	(0.42)	(0.63)	17.70	39.65	19,113	1.94	1.44	1.44	47
07/01/23	06/30/24	11.60	0.21	1.59	1.80	(0.12)	—	(0.12)	13.28	15.58	2,968	1.69	1.45	1.45	41
07/01/22	06/30/23	10.17	0.14	1.56	1.70	(0.19)	(0.08)	(0.27)	11.60	17.05	2,689	1.34	1.48	1.48	73
07/01/21	06/30/22	12.88	0.10	(1.65)	(1.55)	(0.06)	(1.10)	(1.16)	10.17	(13.09)	2,387	0.82	1.44	1.44	43
07/01/20	06/30/21	10.38	0.08	3.16	3.24	(0.01)	(0.73)	(0.74)	12.88	32.01	3,728	0.72	1.45	1.45	51
Brown Advisory Emerging Markets Select Fund:
Institutional Shares*
07/01/25	12/31/25	12.79	0.08	2.12	2.20	(0.25)	—	(0.25)	14.74	17.24	783,540	1.13	1.11	1.11	23
07/01/24	06/30/25	11.67	0.23	1.12	1.35	(0.23)	—	(0.23)	12.79	11.76	659,820	1.91	1.10	1.10	59
07/01/23	06/30/24	10.63	0.20	1.03	1.23	(0.19)	—	(0.19)	11.67	11.74	622,254	1.81	1.09	1.09	70
07/01/22	06/30/23	10.13	0.16	0.47	0.63	(0.13)	—	(0.13)	10.63	6.27	537,466	1.55	1.11	1.11	69
07/01/21	06/30/22	12.57	0.14	(2.50)	(2.36)	(0.08)	—	(0.08)	10.13	(18.87)	504,216	1.25	1.10	1.10	70
07/01/20	06/30/21	8.86	0.09	3.69	3.78	(0.07)	—	(0.07)	12.57	42.71	529,908	0.78	1.12	1.12	61
Investor Shares*
07/01/25	12/31/25	12.77	0.07	2.13	2.20	(0.24)	—	(0.24)	14.73	17.20	5,951	0.98	1.26	1.26	23
07/01/24	06/30/25	11.66	0.21	1.12	1.33	(0.22)	—	(0.22)	12.77	11.57	4,837	1.76	1.25	1.25	59
07/01/23	06/30/24	10.62	0.18	1.03	1.21	(0.17)	—	(0.17)	11.66	11.60	3,220	1.66	1.24	1.24	70
07/01/22	06/30/23	10.13	0.14	0.46	0.60	(0.11)	—	(0.11)	10.62	6.01	2,025	1.40	1.26	1.26	69
07/01/21	06/30/22	12.56	0.13	(2.50)	(2.37)	(0.06)	—	(0.06)	10.13	(18.93)	4,368	1.10	1.25	1.25	70
07/01/20	06/30/21	8.85	0.07	3.69	3.76	(0.05)	—	(0.05)	12.56	42.56	5,908	0.63	1.27	1.27	61
Advisor Shares*
07/01/25	12/31/25	12.80	0.05	2.13	2.18	(0.20)	—	(0.20)	14.78	17.03	274	0.73	1.51	1.51	23
07/01/24	06/30/25	11.69	0.18	1.12	1.30	(0.19)	—	(0.19)	12.80	11.32	255	1.51	1.50	1.50	59
07/01/23	06/30/24	10.65	0.15	1.04	1.19	(0.15)	—	(0.15)	11.69	11.32	225	1.41	1.49	1.49	70
07/01/22	06/30/23	10.16	0.12	0.46	0.58	(0.09)	—	(0.09)	10.65	5.76	220	1.15	1.51	1.51	69
07/01/21	06/30/22	12.60	0.10	(2.50)	(2.40)	(0.04)	—	(0.04)	10.16	(19.11)	27	0.85	1.50	1.50	70
07/01/20	06/30/21	8.87	0.04	3.70	3.74	(0.01)	—	(0.01)	12.60	42.17	24	0.38	1.52	1.52	61
Brown Advisory - Beutel Goodman Large-Cap Value Fund:
Institutional Shares*
07/01/25	12/31/25	14.57	0.14	0.75	0.89	(0.36)	(0.58)	(0.94)	14.52	6.06	1,242,042	1.84	0.55	0.55	10
07/01/24	06/30/25	15.43	0.28	0.07	0.35	(0.22)	(0.99)	(1.21)	14.57	1.94	1,650,416	1.84	0.54	0.54	27
07/01/23	06/30/24	13.68	0.26	1.74	2.00	(0.25)	—	(0.25)	15.43	14.80	1,890,909	1.85	0.54	0.54	24
07/01/22	06/30/23	12.04	0.25	1.86	2.11	(0.22)	(0.25)	(0.47)	13.68	17.67	1,664,063	1.89	0.55	0.55	17
07/01/21	06/30/22	14.41	0.23	(1.42)	(1.19)	(0.20)	(0.98)	(1.18)	12.04	(8.68)	1,237,283	1.71	0.55	0.55	33
07/01/20	06/30/21	10.61	0.20	3.99	4.19	(0.39)	—	(0.39)	14.41	40.12	1,149,351	1.52	0.55	0.55	42
Investor Shares*
07/01/25	12/31/25	14.51	0.13	0.75	0.88	(0.34)	(0.58)	(0.92)	14.47	5.99	16,140	1.69	0.70	0.70	10
07/01/24	06/30/25	15.38	0.26	0.06	0.32	(0.20)	(0.99)	(1.19)	14.51	1.74	18,010	1.69	0.69	0.69	27
07/01/23	06/30/24	13.64	0.25	1.74	1.99	(0.25)	—	(0.25)	15.38	14.73	16,639	1.70	0.69	0.69	24
07/01/22	06/30/23	12.02	0.23	1.85	2.08	(0.21)	(0.25)	(0.46)	13.64	17.46	2,535	1.74	0.70	0.70	17
07/01/21^	06/30/22	14.41	0.21	(1.42)	(1.21)	(0.20)	(0.98)	(1.18)	12.02	(8.87)	208	1.56	0.70	0.70	33

The accompanying notes are an integral part of these financial statements.

76

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory - WMC Japan Equity Fund:
Institutional Shares*
07/01/25	12/31/25	$10.89	$0.12	$0.99	$1.11	$(0.22)	$(0.24)	$(0.46)	$11.54	10.14%	$499,159	2.04%	0.95%	0.94%	38%
09/30/24^	06/30/25	10.00	0.12	0.77	0.89	—	—	—	10.89	8.90	306,181	1.67	1.00	1.01	73
Investor Shares*
07/01/25	12/31/25	10.88	0.11	0.98	1.09	(0.20)	(0.24)	(0.44)	11.53	10.01	142	1.89	1.10	1.09	38
09/30/24^	06/30/25	10.00	0.11	0.77	0.88	—	—	—	10.88	8.80	127	1.52	1.15	1.16	73

*
Unaudited for periods beginning after June 30, 2025. Redemption fees of less than $0.005/share are not presented and are included in net realized & unrealized gains (losses) from investment operations.

^	Information presented is for the entire history of the share class.
(a)	Calculated based on average shares outstanding during the fiscal period.
(b)
Annualized for periods less than one year. Ratios include only income and expenses of the funds themselves, as presented in the Statements of Operations, and do not include any additional or pro rata amounts of income or expenses from the ownership of any other investment companies (as applicable).

(c)	Not annualized for periods less than one year. Portfolio turnover rates are calculated at the fund level (not by individual share class).
(d)	Reflects the expense ratio excluding any expense waivers or expense recoupments.
The accompanying notes are an integral part of these financial statements.

77

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)
NOTE 1. ORGANIZATION
Brown Advisory Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-ended management investment company. The Trust offers the following series of shares (each a “Fund,” and collectively, the “Funds”):
•	Brown Advisory Growth Equity Fund (“Growth Equity Fund”) seeks to achieve capital appreciation by primarily investing in equity securities,
•	Brown Advisory Flexible Equity Fund (“Flexible Equity Fund”) seeks to achieve long-term growth of capital,
•	Brown Advisory Sustainable Growth Fund (“Sustainable Growth Fund”) seeks to achieve capital appreciation,
•	Brown Advisory Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Small-Cap Growth Fund (“Small-Cap Growth Fund”) seeks to achieve long-term capital appreciation by primarily investing in equity securities,
•	Brown Advisory Small-Cap Fundamental Value Fund (“Small-Cap Fundamental Value Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Sustainable Small-Cap Core Fund (“Sustainable Small-Cap Core Fund”) seeks to achieve long-term capital appreciation by investing primarily in equity securities of small-cap companies,
•	Brown Advisory Sustainable Value Fund (“Sustainable Value Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Global Leaders Fund (“Global Leaders Fund”) seeks to achieve long-term capital appreciation by investing primarily in global equities,
•	Brown Advisory Sustainable International Leaders Fund (“Sustainable International Leaders Fund”) seeks to achieve long-term capital appreciation by investing primarily in international equities,
•
Brown Advisory Intermediate Income Fund (“Intermediate Income Fund”) seeks to provide a high level of current income consistent with the preservation of principal within an intermediate-term maturity structure,

•
Brown Advisory Sustainable Bond Fund (“Sustainable Bond Fund”) seeks to provide a competitive total return consistent with the preservation of principal while giving special consideration to certain sustainable investment criteria,

•	Brown Advisory Maryland Bond Fund (“Maryland Bond Fund”) seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk,
•
Brown Advisory Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds,

•
Brown Advisory Tax-Exempt Sustainable Bond Fund (“Tax-Exempt Sustainable Bond Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds while giving special consideration to certain sustainable investment criteria,

•	Brown Advisory Mortgage Securities Fund (“Mortgage Securities Fund”) seeks to maximize total return consistent with preservation of capital,
•
Brown Advisory - WMC Strategic European Equity Fund (“WMC Strategic European Equity Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in Europe,

78

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
•
Brown Advisory Emerging Markets Select Fund (“Emerging Markets Select Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in emerging markets, and

•	Brown Advisory - Beutel Goodman Large-Cap Value Fund (“Beutel Goodman Large-Cap Value Fund”) seeks to achieve capital appreciation.
•
Brown Advisory - WMC Japan Equity Fund (“WMC Japan Equity Fund”) seeks to achieve total return by investing principally in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.

The Funds inception dates are as follows. Operations commenced the first business day after the inception date.

Fund	Institutional Shares	Investor Shares	Advisor Shares
Growth Equity	10/19/2012	6/28/1999	5/18/2006
Flexible Equity	10/19/2012	11/30/2006	1/24/2007
Sustainable Growth	6/29/2012	6/29/2012	6/29/2012
Mid-Cap Growth	7/2/2018	10/2/2017	—
Small-Cap Growth	9/20/2002	6/28/1999	4/25/2006
Small-Cap Fundamental Value	10/19/2012	12/31/2008	7/28/2011
Sustainable Small-Cap Core	9/30/2021	9/30/2021	—
Sustainable Value	2/28/2023	2/28/2023	—
Global Leaders	10/31/2018	7/1/2015	—
Sustainable International Leaders	2/28/2022	2/28/2022	—
Intermediate Income	—	11/2/1995	5/13/1991
Sustainable Bond	7/2/2018	8/7/2017	—
Maryland Bond	—	12/21/2000	—
Tax-Exempt Bond	7/2/2018	6/29/2012	—
Tax-Exempt Sustainable Bond	—	12/2/2019	—
Mortgage Securities	5/13/2014	12/26/2013	—
WMC Strategic European Equity	10/21/2013	10/21/2013	10/21/2013
Emerging Markets Select	12/12/2012	12/12/2012	12/12/2012
Beutel Goodman Large-Cap Value	2/13/2018	6/30/2021	—
WMC Japan Equity	9/30/2024	9/30/2024	—

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies, which is part of U.S. GAAP.
A. Security Valuation – The Funds have adopted pricing and valuation procedures pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the Adviser serves as the Funds Valuation Designee. The Valuation Designee performs all fair value determinations along with all other responsibilities in accordance with Rule 2a-5. As Valuation Designee, the Adviser is authorized to make all necessary determinations of fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from independent pricing services are inaccurate or unreliable.
The Funds have adopted US GAAP fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the

79

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Domestic Equity Securities – Domestic equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over- the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Such domestic equity securities are typically categorized as Level 1 securities. Investments in other domestic open-ended mutual funds are valued at their reported Net Asset Value (“NAV”) and are typically categorized as Level 1 securities. Investments in Exchange Traded Funds (“ETFs”) and Closed-End Funds are valued at their last reported sale price and are typically categorized as Level 1 securities.
Foreign Equity Securities – For foreign equity securities that are traded on foreign exchanges, the Funds have selected ICE Data Services (“ICE”) to provide pricing data. The use of ICE’s pricing services with respect to these foreign exchange traded securities is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds that are traded on those foreign exchanges. The Funds utilize a confidence interval when determining whether or not to utilize these prices provided by ICE. The confidence interval is a measure of the relationship that each foreign exchange traded security has to movements in various indices and the price of the foreign exchange traded security’s corresponding American Depositary Receipt, if one exists. ICE provides a confidence interval for each foreign exchange traded security for which it provides a price. If the confidence interval provided by ICE is equal to or greater than a predefined level utilized by the Funds, the Funds will value that foreign exchange traded security at that price. If the confidence interval provided by ICE is less than the predefined level utilized by the Funds, the Funds will value that foreign exchange traded security at the preceding closing price on its respective foreign exchange, or, if there were no transactions on the preceding day, at the mean between the bid and the asked prices. Such foreign securities are typically categorized as Level 2 securities. Foreign securities for which the local market closing prices are utilized are typically categorized as Level 1 securities.
Debt Securities – Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Fixed income debt instruments, such as commercial paper, banker’s acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost when the amortized cost value is determined to approximate fair value established using market-based and issuer-specific factors. Such debt securities are typically categorized as Level 2.
Exchange Traded Options – Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Such options are typically categorized as Level 2.

80

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
Futures Contracts – Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1 securities.
Forward Foreign Currency Contracts – Forward foreign currency contracts are valued at the prevailing forward exchange rates of the underlying currencies and are categorized as Level 2 securities.
Securities for which quotations are not readily available, or for which quotations are deemed to be inaccurate or unreliable, are valued at their respective fair values as determined in good faith under guidelines and procedures adopted by the Board of Trustees. These are generally considered Level 3 securities when significant unobservable inputs are utilized in the determination of the fair value. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the guidelines and procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the date of this report, the Small-Cap Growth Fund and Emerging Markets Select Fund held Level 3 securities for which significant and unobservable inputs or assumptions were used in the determination of fair value. The total value of such securities held as of the date of this report was $567,542 or 0.1% of Small-Cap Growth Fund’s net assets, $0 or 0.0% of Sustainable Small-Cap Core Fund’s net assets, and $1,848 or 0.0% of Emerging Market Select Fund’s net assets. The following is a summary of inputs used to value the Funds’ investments as of December 31, 2025:

	Level 1	Level 2	Level 3
Growth Equity Fund
Common Stocks	$378,173,148	$—	$—
Short-Term Investments	6,609,796	—	—
Total Investments	$384,782,944	$—	$—
Flexible Equity Fund
Common Stocks	$988,141,501	$—	$—
Short-Term Investments	16,055,687	—	—
Total Investments	$1,004,197,188	$—	$—
Sustainable Growth Fund
Common Stocks	$6,527,044,558	$—	$—
Short-Term Investments	55,020,610	—	—
Total Investments	$6,582,065,168	$—	$—
Mid-Cap Growth Fund
Common Stocks	$28,378,951	$—	$—
Short-Term Investments	703,128	—	—
Total Investments	$29,082,079	$—	$—
Small-Cap Growth Fund†
Common Stocks	$607,018,181	$—	$—
REIT^	7,282,541	—	—
Private Placements	—	—	567,542
Contingent Value Rights	—	—	0
Short-Term Investments	2,760,282	—	—
Total Investments	$617,061,004	$—	$567,542

81

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3
Small-Cap Fundamental Value Fund
Common Stocks	$1,033,332,122	$—	$—
REIT^	40,903,860	—	—
Short-Term Investments	10,696,661	—	—
Total Investments	$1,084,932,643	$—	$—
Sustainable Small-Cap Core Fund†
Common Stocks	$96,183,202	$—	$—
REIT^	2,432,673	—	—
Contingent Value Rights	—	—	0
Short-Term Investments	4,015,127	—	—
Total Investments	$102,631,002	$—	$—
Sustainable Value Fund
Common Stocks	$170,870,731	$—	$—
Short-Term Investments	7,430,012	—	—
Total Investments	$178,300,743	$—	$—
Global Leaders Fund
Common Stocks:
Brazil	$—	$56,175,528	$—
China	—	76,958,682	—
France	—	72,108,864	—
Germany	—	158,975,968	—
India	—	72,331,004	—
Indonesia	—	50,745,588	—
Netherlands	86,159,683	—	—
Sweden	—	61,746,184	—
Switzerland	—	94,071,325	—
Taiwan	81,582,613	—	—
United Kingdom	—	342,197,475	—
United States	1,276,602,092	—	—
Short-Term Investments	108,738,698	—	—
Total Investments	$1,553,083,086	$985,310,618	$—
Sustainable International Leaders Fund
Common Stocks:
Brazil	$—	$851,634	$—
Canada	1,907,183	—	—
China	—	3,738,923	—
Finland	—	1,211,484	—
France	—	4,387,025	—
Germany	—	3,186,568	—
India	1,724,907	—	—
Indonesia	—	959,985	—
Japan	—	2,108,540	—
Netherlands	—	3,423,255	—

82

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3
Sustainable International Leaders Fund - (Continued)
Common Stocks - (Continued)
Spain	$—	$997,964	$—
Sweden	—	1,092,596	—
Switzerland	—	2,553,179	—
Taiwan	1,723,968	—
United Kingdom	—	10,874,303	—
United States	1,392,386	—	—
Short-Term Investments	5,354,963	—	—
Total Investments	$12,103,407	$35,385,456	$—
Intermediate Income Fund
U.S. Treasury Securities	$—	$49,185,572	$—
Agency Residential Mortgage-Backed Securities	—	37,531,096	—
Corporate Bonds	—	34,643,214	—
Asset-Backed Securities	—	5,734,099	—
Agency Commercial Mortgage-Backed Securities	—	3,216,802	—
Non-Agency Commercial Mortgage-Backed Securities	—	605,087
Non-Agency Residential Mortgage-Backed Securities	—	547,965	—
Short-Term Investments	3,842,205	—	—
Total Investments	$3,842,205	$131,463,835	$—
Futures Contracts - Long*	$(24,027)	$—	$—
Futures Contracts - Short*	$26,050	$—	$—
Sustainable Bond Fund
Corporate Bonds	$—	$173,965,077	$—
Agency Residential Mortgage-Backed Securities	—	163,007,446	—
U.S. Treasury Securities	—	142,555,811	—
Asset-Backed Securities	—	30,212,227	—
Foreign Government Agency Issues	—	29,670,838	—
Agency Commercial Mortgage-Backed Securities	—	23,288,506	—
Non-Agency Commercial Mortgage-Backed Securities	—	5,507,783	—
Municipal Bonds	—	5,437,830	—
Short-Term Investments	35,018,852	793,521	—
Total Investments	$35,018,852	$574,439,039	$—
Futures Contracts - Long*	$(108,024)	$—	$—
Futures Contracts - Short*	$17,507	$—	$—
Maryland Bond Fund
Municipal Bonds	$—	$166,701,945	$—
Short-Term Investments	3,446,936	—	—
Total Investments	$3,446,936	$166,701,945	$—

83

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3
Tax-Exempt Bond Fund
Municipal Bonds	$—	$1,116,376,498	$—
Short-Term Investments	30,703,510	—	—
Total Investments	$30,703,510	$1,116,376,498	$—
Tax-Exempt Sustainable Bond Fund
Municipal Bonds	$—	$316,380,395	$—
Short-Term Investments	13,467,942	—	—
Total Investments	$13,467,942	$316,380,395	$—
Mortgage Securities Fund
Agency Residential Mortgage-Backed Securities	$—	$261,812,710	$—
Asset-Backed Securities	—	14,726,443	—
Agency Commercial Mortgage-Backed Securities	—	11,988,935	—
Non-Agency Commercial Mortgage-Backed Securities	—	2,341,378	—
Municipal Bonds	—	226,099	—
Short-Term Investments	28,258,605	—	—
Total Investments	$28,258,605	$291,095,565	$—
Futures Contracts - Long*	$(33,387)	$—	$—
Futures Contracts - Short*	$159,074	$—	$—
WMC Strategic European Equity Fund
Common Stocks:
Austria	$—	$17,933,399	$—
Belgium	—	28,563,804	—
Czech Republic	—	5,204,291	—
Denmark	—	24,436,521	—
Finland	—	15,353,124	—
France	—	79,446,868	—
Germany	—	88,493,874	—
Greece	6,129,814	—
Ireland	6,770,267	44,465,851	—
Italy	—	14,094,131	—
Netherlands	10,513,542	—	—
Norway	—	3,696,799	—
Portugal	12,439,099	—
Spain	—	28,286,826	—
Sweden	—	31,374,900	—
Switzerland	—	46,902,882	—
United Kingdom	4,003,588	188,884,479	—
United States	—	10,474,367	—
Preferred Stocks	—	7,265,706	—
Short-Term Investments	17,313,080	—	—
Total Investments	$38,600,477	$653,446,735	$—

84

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3
Emerging Markets Select Fund†
Common Stocks:
Brazil	$—	$27,012,381	$—
China	5,079,069	244,031,165	—
Hungary	—	11,196,874	—
India	—	112,532,250	—
Indonesia	—	11,356,674	—
Kazakhstan	4,928,597	—	—
Russia	—	—	1,848
Saudi Arabia	—	4,090,078	—
Singapore	4,712,231	27,342,096	—
South Korea	—	122,698,252	—
Taiwan	—	128,960,682	—
Thailand	6,285,144	12,667,928	—
Turkey	—	4,548,537	—
United Arab Emirates	—	1,479,270	—
United States	18,586,756	—	—
Vietnam	—	6,852,134	—
Preferred Stocks	—	16,534,566	—
Short-Term Investments	18,678,136	—	—
Total Investments	$58,269,933	$731,302,887	$1,848
Beutel Goodman Large-Cap Value Fund
Common Stocks	$1,212,024,660	$—	$—
Short-Term Investments	43,155,066	—	—
Total Investments	$1,255,179,726	$—	$—
WMC Japan Equity Fund
Common Stocks	$—	$483,485,344	$—
REIT^	—	5,600,121	—
Short-Term Investments	5,607,171	—	—
Total Investments	$5,607,171	$489,085,465	$—

^	Real Estate Investment Trusts
*	Amounts presented for Futures Contracts represent total unrealized appreciation (depreciation) as of the date of this report.
†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
B. Securities Transactions and Investment Income – Investment securities transactions are accounted for on trade date. Discounts/premiums on debt securities purchased are accreted/amortized to contractual maturity, estimated maturity, or next call date, as applicable. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income and capital gains on some foreign securities may be subject to foreign withholding or capital gains taxes. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes. Distributions deemed to be a return of capital are recorded as a reduction of the cost of the related investments or as realized capital gains when there is no remaining cost basis on the investments.
The Funds are subject to foreign income taxes imposed by certain countries in which some of the Funds invest. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law,

85

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are recognized by the Funds as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain (loss) on securities in the Statements of Operations. To the extent that a Fund may have country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability recognized by the Funds is included on the Statement of Assets and Liabilities as Non-U.S. Deferred Tax.
C. Expenses and Share Class Allocations – Expenses directly attributable to a Fund are charged to that Fund. Expenses attributable to more than one Fund are allocated to the respective Funds on the basis of relative net assets or other appropriate methods. In Funds with multiple share classes, each share class has equal rights to earnings and assets except that each share class bears different shareholder servicing and/or Rule 12b-1 distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that share class. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized capital gains or losses on investments are allocated to each share class on the basis of relative net assets.
D. Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. Dollar amounts on the respective dates of such transactions.
The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Some of the Funds may invest in forward foreign currency contracts. These amounts are presented separately from realized and unrealized gains and losses from investments in the financial statements.
E. Options – The Funds may invest in options. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchase by a Fund. A Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non- income producing securities. None of the Funds purchased, sold or wrote any options during the six months ended December 31, 2025.
F. To-Be-Announced Securities – Some of the Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered into is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase a Fund’s exposure to interest rate risk and could also expose a Fund to counterparty default risk. In order to mitigate counterparty default risk, the Funds only enter into TBAs with counterparties for which the risk of default is determined to be remote. As a purchaser or seller of TBAs, the Funds segregate cash or cash equivalents as collateral as required in accordance with applicable industry regulations.

86

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
G. Tender Option Bonds – Maryland Bond Fund, Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund may engage in tender option bond (“TOB”) transactions up to 5% of its net assets which are accounted for by the funds as a secured borrowing. In a typical TOB transaction, a Fund or another party deposits fixed-rate municipal bonds or other securities into a special purposes entity, referred to as a tender option bond trust (a “TOB Trust”). The TOB Trust generally issues short-term floating rate interests (“Floaters”), which are generally sold to third party investors (often money market funds) and residual interests (“Residual Interests”), which are generally held by the Fund or party that contributed the securities to the TOB Trust. The interest rates payable on the Residual Interests bear an inverse relationship to the interest rate on the Floaters. The interest rate on the Floaters is reset by a remarketing process typically every 7 to 35 days. After income is paid on the Floaters at current, short- term rates, the residual income from the underlying bond held by the TOB Trust goes to the Residual Interests. If a Fund is the depositor of the municipal bonds or other securities to the TOB Trust, the Fund will receive the proceeds from the TOB Trust’s sale of the Floaters, less certain transaction costs. These proceeds may be used by the Fund to invest in other securities, which would have a leveraging effect on the Fund.
Residual Interests may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the holder of the Residual Interests bears substantially all of the underlying bond’s downside investment risk and also benefits from any appreciation in the value of the underlying bond. Investments in Residual Interests typically will involve greater risk than investments in the underlying municipal bond, including the risk of loss of principal. Because changes in the interest rate on the Floaters inversely affect the residual interest paid on the Residual Interests, the value of the Residual Interests is generally more volatile than that of a fixed-rate municipal bond. Floaters and Residual Interests are subject to interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest received by the Residual Interests when short-term interest rates rise, and increase the interest received when short-term interest rates fall.
The Residual Interests held by a Fund provide the Fund with the right to: (1) cause the holders of the Floaters to tender their notes at par, and (2) cause the sale of the underlying bond held by the TOB Trust, thereby collapsing the TOB Trust. A Fund may invest in a TOB Trust on either a non-recourse and recourse basis. Each Fund does not currently intend to invest in a TOB Trust on a recourse basis, although each Fund reserves the right to do so in the future. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Floaters to tender their Floaters in exchange for payment of par plus accrued interest on any business day (subject to the non- occurrence of a TOTE, as such term is defined below). Depending on the structure of the TOB Trust, the Liquidity Provider may purchase the tendered Floaters, or the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered Floaters.
The TOB Trust may also be collapsed without the consent of a Fund, as the holder of the Residual Interest, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, or a judgment or ruling that interest on the underlying municipal bond is subject to federal income taxation. Upon the occurrence of a TOTE, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the Floaters up to par plus accrued interest owed on the Floaters and a portion of gain share, if any, with the balance paid out to the holder of the Residual Interests. In the case of a mandatory termination event, as defined in the TOB Trust agreements, after the payment of fees, the holders of the Floaters would be paid before the holders of the Residual Interests (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the holders of the Floaters and the holders of the Residual Interests would be paid pro rata in proportion to the respective face values of their certificates.
Under GAAP, securities of a Fund that are deposited into a TOB Trust continue to be treated as investments of the Fund and are presented on the Fund’s Schedule of Investments and outstanding Floaters issued by a TOB Trust are presented as “Floating rate note obligations, interest and fees” in the liabilities section of the Fund’s Statement of Assets and Liabilities and also includes interest and fees associated with the floating rate obligations. Interest income from the underlying security is recorded by the Fund on an accrual basis and included as part of “Interest Income” on the Statements of Operations. Interest expense and other fees incurred on the Floaters is included on the Statement of Operations as “Interest expense and fees on floating rate note obligations”. During the six months ended as of the date

87

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
of this report, the Tax-Exempt Bond Fund engaged in TOB transactions and $97,630 of such expenses were incurred. As of the date of this report, the Tax-Exempt Bond Fund has $6,000,000 in outstanding floating rate obligations related to its tender option bond transactions. The average amount of outstanding floating rate note obligations for the Tax-Exempt Bond Fund during the period of this report was $6,000,000. The average rate of interest expense on the floating rate note obligations for the Tax-Exempt Bond Fund during the period of this report was 2.69%.
H. Distributions to Shareholders – For Maryland Bond Fund, Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund, distributions of net investment income, if any, are declared daily and paid monthly. Distributions to shareholders of net investment income, if any, are declared and paid monthly for the Intermediate Income Fund, Sustainable Bond Fund and Mortgage Securities Fund. The remaining Funds declare and pay net investment income, if any, at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date. If a Fund is involved in a reorganization in which it acquires, or is being acquired by another fund, an additional distribution of net investment income and/or capital gains may be made prior to such reorganization.
I. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.
J. Federal Taxes – Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.
The Funds recognize tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
The Funds have analyzed their tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for open tax years (2022-2024) as of December 31, 2025 or are expected to be taken in the Funds’ 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware State; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next year.
K. Redemption Fees – Prior to close of business October 17, 2025, a shareholder who redeemed or exchanged shares of the Funds within fourteen days of purchase would incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain exceptions. The fee was charged for the benefit of the remaining shareholders and was paid to the Fund to help offset transaction costs. The fee was accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. Following approval by the Board of Trustees, the redemption fee of 1.00% was eliminated as of close of business on October 17, 2025.
L. Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
M. Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Officers of the Funds employed by the Adviser, who together serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

88

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
NOTE 3. AFFILIATED PARTY TRANSACTIONS
Investment Adviser – Brown Advisory LLC serves as Investment Adviser (“the Adviser”) to the Funds. Pursuant to investment advisory agreements, the Adviser receives a management fee, accrued daily and payable monthly, from each Fund at an annual rate of the Fund’s average daily net assets as follows:

Fund	Breakpoint	Annual Fee
Growth Equity and	First $1.5 billion	0.60%
Sustainable Growth	$1.5 billion to $3 billion	0.55%
	$3 billion to $6 billion	0.50%
	Over $6 billion	0.45%
Flexible Equity	First $150 million	0.50%
	$150 million to $250 million	0.45%
	$250 million to $1 billion	0.40%
	Over $1 billion	0.38%

Fund	Annual Fee
Mid-Cap Growth	0.65%
Small-Cap Growth	0.85%
Small-Cap Fundamental Value	0.85%
Sustainable Small-Cap Core	0.85%
Sustainable Value	0.60%
Global Leaders[1]	0.65%
Sustainable International Leaders[1]	0.75%
Intermediate Income	0.30%
Sustainable Bond	0.30%
Maryland Bond	0.30%
Tax-Exempt Bond	0.30%
Tax-Exempt Sustainable Bond	0.30%
Mortgage Securities	0.30%
WMC Strategic European Equity[2]	0.90%
Emerging Markets Select[2,3]	0.90%
Beutel Goodman Large-Cap Value[4]	0.45%
WMC Japan Equity[2]	0.80%

[1]
Brown Advisory Limited (“BAL”) serves as sub-adviser to the Global Leaders Fund and the Sustainable International Leaders Fund and makes investment decisions on their behalf. BAL is compensated for its services by the Adviser.

[2]
Wellington Management Company LLP (“Wellington”) serves as sub-adviser to the WMC Strategic European Equity Fund, the Emerging Markets Select Fund, and the WMC Japan Equity Fund and makes investment decisions on their behalf. Wellington is compensated for its services by the Adviser.

[3]	Pzena Investment Management, LLC (“Pzena”) serves as sub-adviser to the Emerging Markets Select Fund and makes investment decisions on its behalf. Pzena is compensated for its services by the Adviser.
[4]
Beutel, Goodman & Company Ltd. (“Beutel Goodman”) serves as sub-adviser to the Beutel Goodman Large-Cap Value Fund and makes investment decisions on its behalf. Beutel Goodman is compensated for its services by the Adviser.

These fees are reported on the Funds’ Statements of Operations as “Investment advisory fees”.
Business Management Fees – The Adviser is also entitled to receive an annual business management fee of 0.05%, accrued daily and payable monthly, of the Funds’ average daily net assets in exchange for its management and oversight of the non-investment advisory services provided to the Funds and the Trust. These fees are reported on the Funds’ Statements of Operations as “Business management fees”.

89

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
Fee Waivers and Expense Reimbursements (Operating Expense Caps) – The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses to limit total annual operating expenses as follows:

Fund(s):	Institutional Shares	Investor Shares	Advisor Shares
Growth Equity, Flexible Equity, Sustainable Growth and Mid-Cap Growth	0.82%	0.97%	1.22%
Small-Cap Growth	1.04%	1.19%	1.44%
Small-Cap Fundamental Value	1.03%	1.18%	1.43%
Sustainable Small-Cap Core	0.93%	1.08%	1.33%
Global Leaders	0.87%	1.02%	1.27%
Sustainable International Leaders	0.85%	1.00%	1.25%
Intermediate Income	0.48%	0.53%	0.78%
Sustainable Bond	0.53%	0.58%	0.83%
Maryland Bond and Mortgage Securities	0.55%	0.60%	0.85%
Tax-Exempt Bond and Tax-Exempt Sustainable Bond	0.62%	0.67%	0.92%
WMC Strategic European Equity	1.11%	1.26%	1.51%
Emerging Markets Select	1.17%	1.32%	1.57%
Sustainable Value and Beutel Goodman Large-Cap Value	0.70%	0.85%	1.10%
WMC Japan Equity	1.00%	1.15%	1.40%

During the six months ended December 31, 2025, the Adviser waived $25,724 in expenses for Mid-Cap Growth Fund, $54,629 in expenses for Sustainable Small-Cap Core Fund, $34,645 in expenses for Sustainable Value Fund, $56,240 in expenses for Sustainable International Leaders Fund, and $1,195 in expenses for Intermediate Income Fund. The Adviser may recoup any waived amounts from the Funds if such reimbursement does not cause the Funds to exceed its existing expense limitations or the limitation in place at the time the reduction was originally made and the amount recouped is made within three years after the date on which the Adviser waived the expense. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any recoupment of previously waived fees and/or expenses. The cumulative amounts of previously waived fees that the Adviser may recoup from the Funds are shown below:

	December 31,
	2026	2027	2028	Total
Mid-Cap Growth Fund	$11,288	$17,028	$29,045	$57,361
Sustainable Small-Cap Core Fund	96,918	92,246	100,400	289,564
Sustainable Value Fund	56,368	75,923	74,924	207,215
Sustainable International Leaders Fund	110,385	104,346	116,788	331,519

During the six months ended December 31, 2025, the Adviser recovered $12,480 of previously waived fees in WMC Japan Equity Fund.
Distribution – ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter for shares of the Funds and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.
Rule 12b-1 Distribution Fees – Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act (“Distribution Plan”), each Fund pays ALPS Distributors, Inc. (the “Distributor”), or any other entity as authorized by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities an aggregate fee equal to 0.25% of the average daily net assets of Advisor Shares for each Fund. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to financial intermediaries or other persons, including the Adviser, for any distribution or service activity. These fees are reported in the Funds’ Statements of Operations as “Distribution fees – Advisor Shares”.
Shareholder Servicing Fees – The Trust has also adopted a Shareholder Service Plan under which each Fund may pay a fee of up to 0.15% of the average daily net assets of each Fund’s Investor and Advisor Shares (except for the Intermediate Income Fund, Sustainable Bond Fund, Maryland Bond Fund, Tax-Exempt Bond Fund, Tax-Exempt

90

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
Sustainable Bond Fund and Mortgage Securities Fund, which may pay a fee of up to 0.05%) for shareholder services provided to the Funds by financial institutions, including the Adviser. The Adviser serves as the shareholder servicing agent of the Funds. These fees are reported in the Funds’ Statements of Operations as “Service fees – Investor Shares” and “Service fees – Advisor Shares”.
Investments in Affiliates – Intermediate Income Fund – The Intermediate Income Fund and Mortgage Securities Fund are considered affiliates since Brown Advisory LLC is the Adviser to both of the Funds. In seeking to achieve its investment objective, the Intermediate Income Fund may invest a portion of its assets into the Mortgage Securities Fund. As of December 31, 2025, the Intermediate Income Fund did not own shares of the Mortgage Securities Fund.
The Intermediate Income Fund has entered into a Fee Waiver Agreement (the “Agreement”) with the Adviser. Per the Agreement, the Intermediate Income Fund will waive Advisory Fees in an amount equal to the Advisory Fees earned by the Mortgage Securities Fund on the assets invested into it by the Intermediate Income Fund. For example, if the Intermediate Income Fund owned $10,000,000 worth of the Mortgage Securities Fund for an entire year, it would waive, on an annual basis, $30,000 in Advisory Fees ($10,000,000 multiplied by 0.30%, the annual Advisory Fee ratio for the Mortgage Securities Fund). The Intermediate Income Fund did not invest in the Mortgage Securities fund during the six months ended December 31, 2025.
Other Service Providers – U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”), and in that capacity, performs various administrative services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. Certain officers of the Trust are employees of Fund Services and the Funds’ custodian, U.S. Bank, N.A., is an affiliate of the Administrator. Fees paid to Fund Services and U.S. Bank, N.A. for its service can be found in the Statements of Operations as “Administration, accounting and transfer agent fees” and “Custodian fees”, respectively. Additional amounts for miscellaneous expenses may be paid by the Funds to Fund Services and included in “Miscellaneous expenses” in the Statements of Operations.
Rule 17a-7 Transactions – Each Fund is permitted to purchase and sell securities to certain affiliated parties under specified conditions outlined in procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. Pursuant to these procedures, during the six months ended December 31, 2025, the WMC Strategic European Equity Fund engaged in such securities purchases of $3,573,663. The WMC Strategic European Equity Fund and Emerging Markets Select Fund engaged in such securities sales of $1,374,053 and $373,871, resulting in realized gain (loss) of $39,418 and $38,745, respectively. These transactions are included in the purchases and sales table in Note 4.
NOTE 4. PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of investments (including maturities), other than short-term investments, for the six months ended December 31, 2025 were as follows:

Fund	Purchases	Sales
Growth Equity	$84,224,217	$308,913,712
Flexible Equity	66,083,319	123,028,391
Sustainable Growth	1,647,446,384	3,861,637,757
Mid-Cap Growth	25,650,342	65,488,714
Small-Cap Growth	103,750,617	425,590,750
Small-Cap Fundamental Value	293,813,604	475,338,581
Sustainable Small-Cap Core	33,878,635	40,490,493
Sustainable Value	22,718,430	16,268,659
Global Leaders	371,283,401	370,543,468
Sustainable International Leaders	11,844,183	10,039,613
Intermediate Income	32,685,289	33,165,883
Sustainable Bond	286,517,655	297,371,633
Maryland Bond	24,098,267	21,382,853

91

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)

Fund	Purchases	Sales
Tax-Exempt Bond	$228,120,245	$151,361,558
Tax-Exempt Sustainable Bond	70,828,436	44,613,277
Mortgage Securities	347,018,866	373,183,876
WMC Strategic European Equity	226,794,506	251,439,555
Emerging Markets Select	169,687,097	164,013,790
Beutel Goodman Large-Cap Value	145,484,246	631,790,509
WMC Japan Equity	309,320,553	150,594,079

Purchases and sales of U.S. Government securities are included in the totals above and include U.S. Treasury Bonds and Notes. The Funds listed below purchased and sold U.S. Government securities for the six months ended December 31 as follows:

Fund	Purchases	Sales
Intermediate Income	$9,852,341	$4,558,710
Sustainable Bond	35,584,349	15,729,776

NOTE 5. FEDERAL INCOME TAX AND DISTRIBUTION INFORMATION
Distributions during the fiscal periods ended as noted were characterized for tax purposes as follows (tax character during the six months ended December 31, 2025 is estimated):

	Tax Exempt Income		Ordinary Income		Long-Term Capital Gain^
Fund	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
Growth Equity	$—	$—	$8,479,020	$43,084,378	$194,476,301	$416,720,745
Flexible Equity	—	—	7,370,345	6,762,519	50,365,814	40,696,186
Sustainable Growth	—	—	8,837,087	—	1,394,537,194	499,075,486
Mid-Cap Growth	—	—	3,303,200	—	15,438,102	—
Small-Cap Growth	—	—	1,976,360	6,117,074	114,855,638	75,779,338
Small-Cap Fundamental Value	—	—	7,701,131	45,883,923	135,727,966	164,240,805
Sustainable Small-Cap Core	—	—	1,137,502	531,144	3,058,758	190,242
Sustainable Value	—	—	2,858,445	2,349,208	989,177	459,255
Global Leaders	—	—	11,662,530	10,960,233	126,344,724	—
Sustainable International Leaders	—	—	706,377	338,796	852,888	56,740
Intermediate Income	—	—	2,486,916	4,550,072	—	—
Sustainable Bond	—	—	12,879,551	25,830,699	—	—
Maryland Bond	3,026,276	5,671,998	40,699	114,001	—	—
Tax-Exempt Bond	19,990,974	37,559,015	916,408	2,342,706	—	—
Tax-Exempt Sustainable Bond	5,080,990	9,331,719	474,731	1,111,086	—	—
Mortgage Securities	—	—	6,653,585	12,865,253	—	—
WMC Strategic European Equity	—	—	18,869,075	9,566,606	33,355,437	7,838,162
Emerging Markets Select	—	—	13,561,839	12,032,180	—	—
Beutel Goodman Large-Cap Value	—	—	37,871,938	40,959,276	44,107,874	110,348,814
WMC Japan Equity	—	—	18,681,600	—	296,065	—

^
Designated as a long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3). The Funds, as applicable, have also designated earnings and profits distributed to shareholders on the redemption of shares as capital gains in order to reduce earnings and profits of the Fund related to net capital gains to zero as of the date of this report.

92

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
At June 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Growth Equity Fund	Flexible Equity Fund	Sustainable Growth Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	Small-Cap Fundamental Value Fund
Cost of investments	$339,312,605	$434,961,718	$5,295,438,935	$55,645,340	$748,805,051	$1,042,538,039
Unrealized appreciation	319,995,189	610,464,899	3,824,058,843	19,182,338	274,411,843	272,815,228
Unrealized depreciation	(13,546,630)	(13,475,137)	(174,499,247)	(2,236,785)	(87,471,143)	(133,755,203)
Net unrealized app (dep)	306,448,559	596,989,762	3,649,559,596	16,945,553	186,940,700	139,060,025
Undistributed income	7,613,474	7,370,038	—	—	1,976,145	—
Undistributed capital gains	161,873,734	50,365,804	818,543,589	12,585,563	91,496,409	67,947,549
Total undistributed earnings	169,487,208	57,735,842	818,543,589	12,585,563	93,472,554	67,947,549
Other accumulated gains (losses)	—	—	—	(121,950)	—	—
Total distributable earnings (losses)	$475,935,767	$654,725,604	$4,468,103,185	$29,409,166	$280,413,254	$207,007,574

	Sustainable Small-Cap Core Fund	Sustainable Value Fund	Global Leaders Fund	Sustainable International Leaders Fund	Intermediate Income Fund	Sustainable Bond Fund
Cost of investments	$93,495,300	$133,883,666	$1,541,894,415	$33,352,518	$129,747,977	$596,187,752
Unrealized appreciation	18,421,337	33,497,248	912,202,565	10,283,072	779,127	6,058,840
Unrealized depreciation	(10,456,505)	(6,781,183)	(32,193,569)	(1,787,394)	(3,291,277)	(11,259,300)
Net unrealized app (dep)	7,964,832	26,716,065	880,008,996	8,495,678	(2,512,150)	(5,200,460)
Undistributed income	—	1,714,189	10,270,906	559,798	334,399	1,591,912
Undistributed capital gains	—	791,589	67,454,645	852,882	—	—
Total undistributed earnings	—	2,505,778	77,725,551	1,412,680	334,399	1,591,912
Other accumulated gains (losses)	(370,893)	—	(3,452,078)	4,976	(12,941,660)	(127,849,428)
Total distributable earnings (losses)	$7,593,939	$29,221,843	$954,282,469	$9,913,334	$(15,119,411)	$(131,457,976)

	Maryland Bond Fund	Tax-Exempt Bond Fund	Tax-Exempt Sustainable Bond	Mortgage Securities Fund	WMC Strategic European Equity Fund	Emerging Markets Select Fund
Cost of investments	$168,691,945	$1,041,047,866	$299,301,619	$335,986,667	$521,252,841	$528,071,379
Unrealized appreciation	948,201	14,277,714	1,450,842	2,402,670	177,024,617	175,632,011
Unrealized depreciation	(6,871,846)	(18,944,445)	(9,161,327)	(13,767,973)	(18,145,458)	(38,414,150)
Net unrealized app (dep)	(5,923,645)	(4,666,731)	(7,710,485)	(11,365,304)	158,879,159	137,217,861
Undistributed income	406,942^	2,620,595^	665,224^	860,965	10,103,131	9,238,559
Undistributed capital gains	—	—	—	—	28,178,720	—
Total undistributed earnings	406,942	2,620,595	665,224	860,965	38,281,851	9,238,559
Other accumulated gains (losses)	(11,132,884)	(106,224,260)	(22,897,057)	(32,925,192)	111,276	(63,671,794)
Total distributable earnings (losses)	$(16,649,587)	$(108,270,396)	$(29,942,318)	$(43,429,531)	$197,272,286	$82,784,626

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December 31, 2025 (Unaudited)(Continued)

	Beutel Goodman Large-Cap Value Fund	WMC Japan Equity Fund
Cost of investments	$1,370,478,137	$287,622,254
Unrealized appreciation	386,340,832	28,964,264
Unrealized depreciation	(103,483,651)	(7,925,053)
Net unrealized app (dep)	282,857,181	21,039,211
Undistributed income	18,715,129	7,097,153
Undistributed capital gains	—	—
Total undistributed earnings	18,715,129	7,097,153
Other accumulated gains (losses)	(33,495,586)	(937,787)
Total distributable earnings (losses)	$268,076,724	$27,198,577

^	Represents income that is exempt from federal income taxes.
At June 30, 2025 the differences between tax basis and book basis amounts were primarily due to wash sales, post-October losses, post-December ordinary losses, timing differences related to the amortization of premium on certain fixed income securities, and distributions payable.
NOTE 6. FUTURES CONTRACTS
The Intermediate Income Fund, Sustainable Bond Fund, and Mortgage Securities Fund invested in futures contracts during the six months ended December 31, 2025. At the time a Fund purchases or enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the terms of the contract. This collateral may consist of cash and/or securities (generally U.S. Treasury Bills). Thereafter, in connection with changes in the value of the futures contracts, the Funds may send or receive collateral to or from the broker. Such amounts are included on the Statements of Assets and Liabilities as “Cash deposit at broker – futures contracts” or “Cash collateral from broker – futures contracts”. Securities pledged as collateral, if there are any, are included on the Statements of Assets and Liabilities as part of “Total investments, at value”. These securities are also tickmarked on the Schedules of Investments as being pledged in connection with open futures contracts.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in the value of the contract. These daily fluctuations are known as variation margin and are recorded by the Fund as unrealized gains or losses on futures contracts. When these futures contracts are closed, realized gains or losses on futures contracts are recorded by the Fund. The realized gains or losses are reported in the Statement of Operations as net realized gains or losses from futures contracts. Depending upon the agreement with the broker, the Funds may or may not settle variation margin daily. The Funds attempt to mitigate counterparty credit risk by only entering into futures contracts with brokers that the Funds believe have the financial resources to honor their obligations and by monitoring the financial stability of these brokers. The “Notional Amount” of futures contracts shown on the Schedule of Investments represents the notional value of the futures contracts on the day they were opened. The “Notional Value” of futures contracts shown on the Schedule of Investments represents the notional value of the futures contracts as of the date of this report. For long futures contracts, an excess of Notional Value over Notional Amount results in unrealized appreciation on the futures contract (and an excess of Notional Amount over Notional Value results in unrealized depreciation on the futures contract). The opposite is true for short futures contracts. For futures contracts denominated in foreign currencies, both the Notional Amount and Notional Value have been translated into U.S. Dollars as of the date of this report. These unrealized appreciation (depreciation) amounts represent the net impact on a Fund’s net assets as a result of open futures contracts as of the date of this report. The use of long futures contracts by the Funds subjects them to a risk of loss in excess of the gross unrealized appreciation and/or gross unrealized depreciation amounts shown on the Statements of Assets and Liabilities and up to the total Notional Amount of the futures contract as shown on the Schedule of Investments. The use of short futures contracts by the Funds subjects them to a risk of loss in excess of the

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December 31, 2025 (Unaudited)(Continued)
gross unrealized appreciation and/or gross unrealized depreciation amounts shown on the Statements of Assets and Liabilities and, hypothetically, up to an unlimited amount of loss that could exceed the Notional Amount of the futures contracts as shown on the Schedules of Investments.
During the six months ended December 31, 2025, investments in futures contracts were as follows:

		Average Notional Value Outstanding
Fund	Risk Type	Long Futures Contracts	Short Futures Contracts
Intermediate Income	Interest Rate	$21,580,242	$3,489,397
Sustainable Bond	Interest Rate	86,470,160	12,939,373
Mortgage Securities	Interest Rate	6,887,492	25,232,350

Investment in long futures contracts increases a Fund’s exposure to interest rate risk, while investment in short futures contracts serves to reduce a Fund’s exposure to interest rate risk. Assets and/or liabilities related to futures contracts were not subject to an arrangement wherein those assets and/or liabilities were, or could have been, settled on a net basis with any other derivative related obligations.
NOTE 7. LINE OF CREDIT
As of December 31, 2025, Brown Advisory Funds has a secured line of credit of up to $200,000,000 with U.S. Bank, N.A. The interest rate on the line of credit as of the date of this report was 6.75% (prime rate). The following table shows the details of the Funds’ borrowing activity during six months ended December 31, 2025. Funds that are not listed did not utilize the line of credit during the period.

Fund	Maximum Outstanding Balance	Average Daily Balance	Total Interest Expense Incurred	Average Annual Interest Rate
WMC Strategic European Equity	$20,786,000	$222,071	$7,945	7.00%

NOTE 8. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition through the date the financial statements were issued. No material events or transactions occurred subsequent to December 31, 2025 that would require recognition or disclosure in these financial statements.

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The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
On February 12, 2026, the Board of Trustees of the Brown Advisory Funds (the “Board”), upon the recommendation of the Audit Committee of the Board, accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as independent registered public accounting firm for the Brown Advisory Funds (the “Funds”) and concurrently selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Funds. The reports by Tait on the financial statements of the Funds for the fiscal years ended June 30, 2025 and June 30, 2024 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended June 30, 2025, June 30, 2024 and the period preceding resignation, there were no (1) disagreements (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) with Tait on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).
During the Funds’ fiscal years ended June 30, 2025 and June 30, 2024, the Funds, nor anyone on its behalf has consulted with PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies. Trustee fees are included on the Statement of Operations for each fund.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Board of Trustees Approval of: (i) the Continuation of the Investment Advisory Agreement for the Funds and (ii) the Continuation of the Sub-Investment Advisory Agreements for the Sub-Advised Funds
In accordance with the Investment Company Act of 1940, the Board of Trustees of the Trust is required, on an annual basis, to consider: (i) the continuation of the Investment Advisory Agreement between the Trust, on behalf of each of the Funds, and Brown Advisory LLC (“Brown Advisory” or the “Adviser”), as well as (ii) the continuation of each of the applicable Sub-Advisory Agreements that are being considered for continuation, and this must take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Investment Advisory Agreement and each of the Sub-Advisory Agreements, and it is the duty of the Adviser, and each of the Sub-Advisers, as applicable, to furnish the Trustees with such information that is responsive to their request.
Set forth below is information regarding the Board’s most recent consideration of the approval of the continuation of the Investment Advisory Agreement for each of the Funds (other than the WMC Japan Equity Fund, which had only recently commenced operations) and each of the Sub-Advisory Agreements (other than for the WMC Japan Equity Fund). The first section provides information regarding the Board’s review of matters with respect to the continuation of the Investment Advisory Agreement with Brown Advisory. In addition, set forth immediately following that section are separate discussions of the Board’s consideration of matters with respect to: (1) the approval of the continuation of the Sub-Investment Advisory Agreement with respect to the Brown Advisory-WMC Strategic European Equity Fund; (2) the approval of the continuation of the Sub-Investment Advisory Agreement with respect to the Brown Advisory Global Leaders Fund; (3) the approval of the continuation of the Sub-Investment Advisory Agreement with respect to the Brown Advisory Sustainable International Leaders Fund; (4) the approval of the continuation of the Sub-Investment

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Advisory Agreement with respect to the Brown Advisory-Beutel Goodman Large-Cap Value Fund; and (5) the approval of the continuation of each of the Sub-Investment Advisory Agreements for the Brown Advisory Emerging Markets Select Fund.
1. Board of Trustees Approval of the Continuation of the Investment Advisory Agreement for the Funds
In determining whether to approve the continuation of the Investment Advisory Agreement with respect to each of the applicable Funds, the Trustees requested, and Brown Advisory provided, information and data relevant to the Board’s consideration. This included materials prepared by Brown Advisory and by the Funds’ administrator that provided the Board with information regarding the investment performance of the Funds, and information regarding the fees and expenses of the Funds, as compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon information about the Funds and Brown Advisory that they had received during the past year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations.
The Board most recently considered the continuation of the Investment Advisory Agreement at an in-person meeting held on September 16, 2025. At this meeting, the Board engaged in a thorough review process in connection with determining whether to continue the Investment Advisory Agreement. In addition, the Board also considered the continuation of the currently effective Expense Limitation Agreement with respect to each Fund which would limit the total operating expenses for each class of shares of each of the Funds through October 31, 2026.
Following their review and consideration, the Trustees determined that the continuation of the Investment Advisory Agreement with respect to each of the subject Funds was advisable and would enable shareholders of the Funds to continue to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Funds and their shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee, expense and performance information prepared for their use, which performance information included information comparing each Fund’s investment performance to the performance of the Fund’s benchmark performance index that is considered by the Board as being relevant for comparative purposes. In considering the continuation of the Investment Advisory Agreement with respect to each applicable Fund, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:
The nature, extent and quality of the advisory services provided. The Trustees concluded that Brown Advisory is capable of providing high quality services to the Funds, as indicated by the nature, extent and quality of the services provided in the past by Brown Advisory to each of the Funds, Brown Advisory’s management capabilities as demonstrated with respect to the Funds, the professional qualifications and experience of each of the portfolio managers of the Funds, Brown Advisory’s investment management and compliance oversight processes, and the competitive investment performance of the Funds. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services provided by Brown Advisory, the Trustees concluded that Brown Advisory is capable of generating a level of long-term investment performance that is appropriate in light of the Funds’ investment objectives, policies and strategies and is competitive with many other comparable investment companies.
The Board received and reviewed performance information for each of the Funds separately, including performance information for applicable one-, three-, five- and ten-year periods ended June 30, 2025, and for shorter periods as applicable with respect to those Funds with shorter operating histories. The Board also reviewed with the representatives of Brown Advisory other information and data, including each Fund’s performance against its benchmark performance index and its peers, as follows:
1. Flexible Equity Fund
The Board first reviewed information and materials regarding the performance results for the Flexible Equity Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the S&P 500 Index, for the one-, three- and ten-year periods ended June 30, 2025, but had underperformed its benchmark

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performance index for the five-year period ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-, three-, five- and ten-year periods ended June 30, 2025.
2. Growth Equity Fund
The Board next reviewed information and materials regarding the performance results for the Growth Equity Fund, noting that the Institutional Shares of the Fund had underperformed its benchmark performance index, the Russell 1000 Growth Index, for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had underperformed its peer group median for the one-, three-, five- and ten-year periods ended June 30, 2025. The members of the Board considered and discussed the factors contributing to the Fund’s underperformance and they reviewed them with the Adviser.
3. Small-Cap Fundamental Value Fund
The Board then reviewed information and materials regarding the performance results for the Small-Cap Fundamental Value Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the Russell 2000 Value Index, for the three-, five- and ten-year periods ended June 30, 2025, but had underperformed its benchmark performance index for the one-year period ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had underperformed its peer group median for the one- and ten-year periods ended June 30, 2025, but had outperformed its peer group median for the three- and five-year periods ended June 30, 2025.
4. Small-Cap Growth Fund
The Board next reviewed information and materials regarding the performance results for the Small-Cap Growth Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the Russell 2000 Growth Index, for the ten-year period ended June 30, 2025, but had underperformed its benchmark performance index for the one-, three- and five-year periods ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had underperformed its peer group median for the one-, three-. five- and ten-year periods ended June 30, 2025. The members of the Board considered and discussed the factors contributing to the Fund’s underperformance and they reviewed them with the Adviser.
5. Sustainable Growth Fund
The Board then reviewed information and materials regarding the performance results for the Sustainable Growth Fund, noting that the Institutional Shares of the Fund had underperformed its benchmark performance index, the Russell 1000 Growth Index, for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-, three-, and five-year periods ended June 30, 2025, but had underperformed its peer group median for the ten-year period ended June 30, 2025. The members of the Board considered and discussed the factors contributing to the Fund’s underperformance and they reviewed them with the Adviser.
6. Intermediate Income Fund
The Board next reviewed information and materials regarding the performance results for the Intermediate Income Fund, noting that the Investor Shares of the Fund had underperformed its benchmark performance index, the Bloomberg Intermediate US Aggregate Bond Index, for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board noted that the Investor Shares of the Fund had underperformed its peer group median for the one-, three-, five- and ten-year periods ended June 30, 2025. The members of the Board considered and discussed the factors contributing to the Fund’s underperformance and they reviewed them with the Adviser.
7. Maryland Bond Fund
The Board then reviewed information and materials regarding the performance results for the Maryland Bond Fund, noting that the Investor Shares of the Fund had outperformed its benchmark performance index, the Bloomberg 1-15 Year Blended Municipal Bond Index, for the three-year period ended June 30, 2025, but had underperformed its benchmark performance for the one-, five- and ten-year periods ended June 30, 2025. The Board noted that the Investor Shares of the Fund had outperformed its peer group median for the one-, three-, five- and ten-year periods ended June 30, 2025.

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8. Tax-Exempt Bond Fund
The Board next reviewed information and materials regarding the performance results for the Tax-Exempt Bond Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the Bloomberg 1-15 Year Blended Municipal Bond Index, for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-, three-, five- and ten-year periods ended June 30, 2025.
9. Emerging Markets Select Fund
The Board then reviewed information and materials regarding the performance results for the Emerging Markets Select Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the MSCI Emerging Markets Index, for the three- and five-year periods ended June 30, 2025, but had underperformed its benchmark performance index for the one- and ten-year periods ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the five-year period ended June 30, 2025, but had underperformed its peer group median for the one-, three- and ten-year periods ended June 30, 2025. The members of the Board took into consideration that in February 2019 the Fund’s previous Sub-Adviser that had been sub-advising the Fund since its inception in December 2012 was replaced by the current two Sub-Advisers and the Fund became subject to new principal investment strategies at that time.
10. WMC Strategic European Equity Fund
The Board next reviewed information and materials regarding the performance results for the WMC Strategic European Equity Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the MSCI Europe Index, for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-, three-, five- and ten-year periods ended June 30, 2025.
11. Mortgage Securities Fund
The Board then reviewed information and materials regarding the performance results for the Mortgage Securities Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the Bloomberg Mortgage Backed Securities Index, for the five- and ten-year periods ended June 30, 2025, but had underperformed its benchmark performance index for the one- and three-year periods ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-, three-, five- and ten-year periods ended June 30, 2025.
12. Global Leaders Fund
The Board next reviewed information and materials regarding the performance results for the Global Leaders Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the MSCI All Country World Index, for the one-, three- and five-year periods ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-, three- and five-year periods ended June 30, 2025.
13. Sustainable International Leaders Fund
The Board next reviewed information and materials regarding the performance results for the Sustainable International Leaders Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the MSCI All Country World Index ex U.S. Index, for the three-year period ended June 30, 2025, but had underperformed its benchmark performance index for the one-year period ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one- and three-year periods ended June 30, 2025.
14. Mid-Cap Growth Fund
The Board then reviewed information and materials regarding the performance results for the Mid-Cap Growth Fund, noting that the Institutional Shares of the Fund had underperformed its benchmark performance index, the Russell Midcap Growth Index, for the one-, three- and five-year periods ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had underperformed its peer group median for the three- and five-year periods ended

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June 30, 2025, but had outperformed its peer group median for the one-year period ended June 30, 2025. The members of the Board considered and discussed the factors contributing to the Fund’s underperformance and they reviewed them with the Adviser.
15. Sustainable Bond Fund
The Board next reviewed information and materials regarding the performance results for the Sustainable Bond Fund, noting that the Institutional Shares of the Fund had underperformed its benchmark performance index, the Bloomberg US Aggregate Bond Index, for the one- and three-year periods ended June 30, 2025, but performed in line with its peer group median for the five-year period ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had underperformed its peer group median for the one-, three-, and five-year period ended June 30, 2025. The members of the Board considered and discussed the factors contributing to the Fund’s underperformance and they reviewed them with the Adviser.
16. Beutel Goodman Large-Cap Value Fund
The Board then reviewed information and materials regarding the performance results for the Beutel Goodman Large-Cap Value Fund, noting that the Institutional Shares of the Fund had underperformed its benchmark performance index, the Russell 1000 Value Index, for the one-, three- and five-year periods ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the three-year period ended June 30, 2025, but had underperformed its benchmark performance index for the one- and five-year periods ended June 30, 2025. The members of the Board considered and discussed the factors contributing to the Fund’s underperformance and they reviewed them with the Adviser.
17. Tax-Exempt Sustainable Bond Fund
The Board next reviewed information and materials regarding the performance results for the Tax-Exempt Sustainable Bond Fund, noting that the Investor Shares of the Fund had underperformed its benchmark performance index, the Bloomberg 1-15 Year Blended Municipal Bond Index, for the one-, three- and five-year periods ended June 30, 2025. The Board noted that the Investor Shares of the Fund had outperformed its peer group median for the one-, three- and five-year period ended June 30, 2025.
18. Sustainable Small-Cap Core Fund
The Board then reviewed information and materials regarding the performance results for the Sustainable Small-Cap Core Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the Russell 2000 Index, for the three-year period ended June 30, 2025, but had underperformed its benchmark performance index for the one-year period ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had underperformed its peer group median for the one- and three-year periods ended June 30, 2025. The Board also noted that, because the Fund commenced operations in September 2021, the Fund has a relatively short performance history. The members of the Board considered and discussed the factors contributing to the Fund’s underperformance and they reviewed them with the Adviser.
19. Sustainable Value Fund
The Board then reviewed information and materials regarding the performance results for the Sustainable Value Fund, noting that the Institutional Shares of the Fund had performed in line with its benchmark performance index, the Russell 1000 Value Index, for the one-year period ended June 30, 2025. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-year period ended June 30, 2025. The Board also noted that, because the Fund commenced operations in February 2023, the Fund has a relatively short performance history.
The cost of advisory services provided and the level of profitability. The Board also considered the advisory fees and overall expenses of the Investor Shares of the Funds and Institutional Shares, as applicable, as compared to the advisory fees and overall expenses (excluding Rule 12b-1 fees) of other mutual funds in each Fund’s peer group. On the basis of this comparative information, the Trustees determined that the overall advisory fees and expense ratios of the Funds are competitive with industry averages. The Trustees noted that Brown Advisory had proposed the continuation of their contractual commitment for the benefit of shareholders of the Funds to limit the Funds’ operating expenses through October 31, 2026, subject to recoupment by the Adviser of certain amounts under specified circumstances.

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The Board also considered Brown Advisory’s level of profitability with respect to each of the subject Funds and noted that Brown Advisory’s level of profitability was acceptable and not unreasonable. The Board reviewed the extent to which Brown Advisory uses its own financial resources to help promote and market the Funds in order to support various components of the distribution efforts of the Funds. In considering the profitability of Brown Advisory from their operation of the Funds, the Trustees considered the level of profitability realized by Brown Advisory before the imposition of any distribution and marketing expenses incurred by the firm from its own resources. The Board also considered information regarding the fees that Brown Advisory charges to its other clients for investment advisory services that are similar to the advisory services provided to the Funds and the Board noted that the fees charged to the Funds by the Adviser were reasonable in light of the nature of the services provided by the Adviser to the other accounts, the types of accounts involved, and the applicable services provided in each case. Accordingly, on the basis of the Board’s review of the fees charged by Brown Advisory for investment advisory services, the investment advisory and other services provided to the Funds by Brown Advisory, and the level of profitability from Brown Advisory’s relationship with the Funds, the Board concluded that the level of investment advisory fees and Brown Advisory’s profitability were appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies.
The Board reviewed with the representatives of Brown Advisory certain fee and expense information for the relevant share classes of the Funds as compared to the advisory fees and overall expenses (excluding Rule 12b-1 fees) of other mutual funds in each Fund’s peer group, as follows:
1. Flexible Equity Fund
The Board first reviewed expense information and materials for the Flexible Equity Fund, noting that due to the breakpoints provided for in the Investment Advisory Agreement, the investment advisory fee for the period was 0.42% for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.52%, which was lower than the median net expense ratio of its peer funds. The Board took into account that the Investment Advisory Agreement included breakpoints to the Fund’s investment advisory fee such that the advisory fee charged with respect to the Fund would be 0.50% on all assets less than $150 million; 0.45% on all assets greater than or equal to $150 million but less than $250 million; 0.40% on all assets greater than or equal to $250 million but less than $1 billion; and 0.38% on all assets greater than or equal to $1 billion.
2. Growth Equity Fund
The Board next reviewed expense information and materials for the Growth Equity Fund, noting that due to the breakpoints provided for in the Investment Advisory Agreement, the investment advisory fee for the period was 0.60% for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.71%, which was lower than the median net expense ratio of its peer funds. The Board took into account that the Investment Advisory Agreement included breakpoints to the Fund’s investment advisory fee such that the advisory fee charged with respect to the Fund would be 0.60% on all assets less than $1.5 billion; 0.55% on all assets greater than or equal to $1.5 billion but less than $3 billion; 0.50% on all assets greater than or equal to $3 billion but less than $6 billion; and 0.45% on all assets greater than or equal to $6 billion.
3. Small-Cap Fundamental Value Fund
The Board then reviewed expense information and materials for the Small-Cap Fundamental Value Fund, noting that the Investment Advisory Agreement provided for a 0.85% investment advisory fee for the Fund, which was above the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.95%, which was higher than the median net expense ratio of its peer funds.
4. Small-Cap Growth Fund
The Board next reviewed expense information and materials for the Small-Cap Growth Fund, noting that the Investment Advisory Agreement provided for a 0.85% investment advisory fee for the Fund, which was above the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.95%, which was higher than the median net expense ratio of its peer funds.

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5. Sustainable Growth Fund
The Board then reviewed expense information and materials for the Sustainable Growth Fund, noting that due to the breakpoints provided for in the Investment Advisory Agreement, the investment advisory fee for the period was 0.51% for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.60%, which was lower than the median net expense ratio of its peer funds. The Board took into account that the Investment Advisory Agreement included breakpoints to the Fund’s investment advisory fee such that the advisory fee charged with respect to the Fund would be 0.60% on all assets less than $1.5 billion; 0.55% on all assets greater than or equal to $1.5 billion but less than $3 billion; 0.50% on all assets greater than or equal to $3 billion but less than $6 billion; and 0.45% on all assets greater than or equal to $6 billion.
6. Intermediate Income Fund
The Board next reviewed expense information and materials for the Intermediate Income Fund, noting that the Investment Advisory Agreement provided for a 0.30% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Investor Shares was 0.53%, which was lower than the median net expense ratio of its peer funds.
7. Maryland Bond Fund
The Board then reviewed expense information and materials for the Maryland Bond Fund, noting that the Investment Advisory Agreement provided for a 0.30% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Investor Shares was 0.48%, which was lower than the median net expense ratio of its peer funds.
8. Tax-Exempt Bond Fund
The Board next reviewed expense information and materials for the Tax-Exempt Bond Fund, noting that the Investment Advisory Agreement provided for a 0.30% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.41%, which was lower than the median net expense ratio of its peer funds.
9. Emerging Markets Select Fund
The Board then reviewed expense information and materials for the Emerging Markets Select Fund, noting that the Investment Advisory Agreement provided for a 0.90% investment advisory fee for the Fund, which was in line with the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 1.10%, which was higher than the median net expense ratio of its peer funds.
10. WMC Strategic European Equity Fund
The Board next reviewed expense information and materials for the WMC Strategic European Equity Fund, noting that the Investment Advisory Agreement provided for a 0.90% investment advisory fee for the Fund, which was above median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 1.04%, which was lower than the median net expense ratio of its peer funds.
11. Mortgage Securities Fund
The Board then reviewed expense information and materials for the Mortgage Securities Fund, noting that the Investment Advisory Agreement provided for a 0.30% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.45%, which was lower than the median net expense ratio of its peer funds.
12. Global Leaders Fund
The Board next reviewed expense information and materials for the Global Leaders Fund, noting that the Investment Advisory Agreement provided for a 0.65% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.75%, which was lower than the median net expense ratio of its peer funds.

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13. Sustainable International Leaders Fund
The Board next reviewed expense information and materials for the Sustainable International Leaders Fund, noting that the Investment Advisory Agreement provided for a 0.75% investment advisory fee for the Fund, which was in line with the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.85%, which was in line with the median net expense ratio of its peer funds.
14. Mid-Cap Growth Fund
The Board then reviewed expense information and materials for the Mid-Cap Growth Fund, noting that the Investment Advisory Agreement provided for a 0.65% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.82%, which was lower than the median net expense ratio of its peer funds.
15. Sustainable Bond Fund
The Board next reviewed expense information and materials for the Sustainable Bond Fund, noting that the Investment Advisory Agreement provided for a 0.30% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.41%, which was lower than the median net expense ratio of its peer funds.
16. Beutel Goodman Large-Cap Value Fund
The Board then reviewed expense information and materials for the Beutel Goodman Large-Cap Value Fund, noting that the Investment Advisory Agreement provided for a 0.45% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.54%, which was lower than the median net expense ratio of its peer funds.
17. Tax-Exempt Sustainable Bond Fund
The Board next reviewed expense information and materials for the Tax-Exempt Sustainable Bond Fund, noting that the Investment Advisory Agreement provided for a 0.30% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Investor Shares was 0.47%, which was lower than the median net expense ratio of its peer funds.
18. Sustainable Small-Cap Core Fund
The Board then reviewed expense information and materials for the Sustainable Small-Cap Core Fund, noting that the Investment Advisory Agreement provided for a 0.85% investment advisory fee for the Fund, which was in line with its peer funds. The Board also noted that the net expense ratio of the Fund’s Investor Shares was 0.93%, which was lower than the median net expense ratio of its peer funds.
19. Sustainable Value Fund
The Board then reviewed expense information and materials for the Sustainable Value Fund, noting that the Investment Advisory Agreement provided for a 0.60% investment advisory fee for the Fund, which was above the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Investor Shares was 0.70%, which was lower than the median net expense ratio of its peer funds.
The extent to which economies of scale may be realized as the Funds grow and whether the advisory fees reflect possible economies of scale. While it was noted that, for most of the Funds, the Funds’ investment advisory fees will not decrease as those Funds’ assets grow because they are not subject to investment advisory fee breakpoints, the Trustees concluded that the Funds’ investment advisory fees are appropriate in light of the size of the Funds, and appropriately reflect the current economic environment for Brown Advisory and the competitive nature of the mutual fund market. The Trustees took into consideration that the Adviser has previously informed the Board that the Adviser has consistently attempted to set the investment advisory fees at a level that provides for economies of scale by being set at a starting point that is at a reasonable rate without necessarily requiring the imposition of breakpoints, which approach has been favorably recognized by relevant court decisions as one of the acceptable means of achieving economies of scale. The Trustees also noted that the Funds’ advisory fees are competitive against their peers. The Trustees further noted that they will have the opportunity to periodically re-examine whether any of the Funds not

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currently subject to breakpoints have achieved economies of scale, and the appropriateness of investment advisory fees payable to Brown Advisory with respect to the Funds, in the future at which time the implementation of fee breakpoints on other Funds could be considered further.
Benefits to Brown Advisory from its relationship with the Funds (and any corresponding benefits to the Funds). The Trustees concluded that certain benefits that may be derived by Brown Advisory from its relationship with the Funds, including “soft dollar” benefits in connection with Fund brokerage transactions and use of the Funds’ performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Funds and their shareholders. In addition, the Trustees determined that the Funds benefit from their relationship with Brown Advisory by virtue of Brown Advisory’s provision of business management and shareholder services, in addition to investment advisory services, at a cost to the Funds that is generally comparable to the costs of an outside service provider, which the Trustees have previously determined to be reasonable, fair and in the best interests of the shareholders of the Funds in light of the nature and quality of the services provided and the necessity of the services for the Funds’ operations.
Other Considerations. In approving the continuation of the Investment Advisory Agreement, the Trustees determined that Brown Advisory has made a substantial commitment to the recruitment and retention of high-quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. The Board also acknowledged the experience and expertise of members of the Brown Advisory senior management team and the focus these individuals have on ensuring the Funds operate successfully. The Trustees also concluded that Brown Advisory has made a significant entrepreneurial commitment to the management and success of the Funds, which entails a substantial financial and professional commitment, including the Expense Limitation Agreement under which Brown Advisory has undertaken to waive a portion of its fees and to reimburse expenses of the Funds to the benefit of Fund shareholders to the extent necessary in accordance with the terms of the Expense Limitation Agreement. The Board also considered matters with respect to the brokerage practices of Brown Advisory, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
The Board also considered various matters with respect to the distribution and shareholder servicing arrangements applicable to the Funds and they considered the distribution fees and the non-distribution shareholder servicing fees payable with respect to certain of the share classes of the Funds, including certain of such fees which are payable to the Adviser for the shareholder administrative services that it provides to shareholders of the Funds. The Board took note of the fact that the non-distribution related shareholder administrative fees payable to the Adviser are intended to compensate the Adviser for providing certain administrative services to those Fund shareholders covered by the applicable servicing arrangements in the relevant share classes.
The Board also took into consideration the nature and extent of the business management fees payable to the Adviser by each of the Funds pursuant to which Brown Advisory provides certain business management services to the Funds, which the Board had previously considered and approved based upon a finding that the business management fees charged are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.
Additionally, the Trustees considered the overall nature and extent of the risks incurred by the Adviser as a result of managing its own proprietary family of mutual funds, which risks include, but are not necessarily limited to, entrepreneurial risk, reputational risk, financial risk, litigation risk, regulatory risk and business risk.
The Trustees also took into consideration the Adviser’s statements that the Adviser has in the past, and intends to continue to going forward, reinvest profits into its business in order to make the necessary investments in personnel and infrastructure to continue to build out the Adviser’s portfolio management and research capabilities and its operational, technology, compliance and cybersecurity infrastructure.
The Trustees also reviewed with the Adviser the efforts that the Adviser has taken in response to various regulatory developments relating to the Securities and Exchange Commission’s ongoing monitoring and oversight of various types of investment strategies and practices relating to sustainable-related investment practices, including with respect to marketing and disclosure in connection with such investment strategies and practices, and the Trustees considered the

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extensive resources that the Adviser has devoted to its sustainable investing business and to its compliance oversight operations that are related to its sustainable investing business.
In reaching their conclusion with respect to the approval of the continuation of the Investment Advisory Agreement and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, but rather, the Board took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of the investment advisory services provided by Brown Advisory to each of the Funds in the Trust, and they found that these services will continue to benefit the Funds and their shareholders and also reflected the Adviser’s overall commitment to the continued growth and development of the Funds.
Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement, were fair and reasonable and the Board voted to renew the Investment Advisory Agreement with respect to the Funds for an additional one-year period.
2. Board of Trustees Approval of the Continuation of the Sub-Investment Advisory Agreement with Respect to the Brown Advisory-WMC Strategic European Equity Fund
The continuation of the Sub-Investment Advisory Agreement with respect to the Brown Advisory-WMC Strategic European Equity Fund between Brown Advisory and Wellington Management Company LLP, the sub-investment adviser to the Fund (“Wellington”), was also approved by the Board of Trustees at the Board meeting held on September 16, 2025.
In accordance with the Investment Company Act of 1940, the Board of Trustees was required to consider the approval of the continuation of the Sub-Investment Advisory Agreement, and this was required to take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the approval of the continuation of the Sub-Advisory Agreement, and it is the duty of Brown Advisory and Wellington, as applicable, to furnish the Trustees with such information that is responsive to their request.
Accordingly, in determining whether to approve the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Wellington, the Board of Trustees requested, and Brown Advisory and Wellington provided, information and data relevant to the Board’s consideration.
The Board then undertook the consideration of various matters with respect to the proposed approval of the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Wellington. The Trustees considered various matters involving the respective services provided by each of Brown Advisory and Wellington in connection with the management and operation of the Fund and they took note of the extensive oversight duties performed by Brown Advisory including investment management and compliance oversight of the operations of Wellington. The Trustees considered that Brown Advisory is actively engaged in conducting an ongoing monitoring program involving Wellington’s investment activities with respect to Wellington’s day-to-day portfolio management of the Fund’s assets in order to make sure that Wellington is adhering to all of the stated investment objectives, policies, limitations and restrictions that the Fund is subject to. In addition, the Trustees also took note of the fact that in connection with Brown Advisory’s oversight of the investment program maintained by Wellington with respect to the Fund, Brown Advisory prepares extensive reports to the Board regarding the investment activities of Wellington, which reports contain detailed analyses of how Wellington is performing.
The Board reviewed and evaluated the information that Brown Advisory and Wellington had presented for the Board’s review. The Board particularly noted, among other considerations, that the Fund’s investment advisory fees and overall operating expenses were competitive with comparable mutual funds. The Board also took into account presentations made by Wellington and Brown Advisory throughout the year. Based on its review of all of the information, the Board determined that the Sub-Investment Advisory Agreement was consistent with the best interests of the Fund and its shareholders and would enable the Fund to continue to receive high quality sub-advisory services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. In reaching these conclusions, the Board considered the following:
The nature, extent and quality of the sub-investment advisory services provided. The Trustees concluded that Wellington is capable of providing high quality sub-advisory services to the Fund as indicated by the professional

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qualifications and experience of the portfolio managers of the Fund, and Wellington’s investment management processes. On the basis of the Trustees’ assessment of the nature, extent and quality of the sub-advisory services provided by Wellington, the Trustees concluded that Wellington is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.
The cost of advisory services provided and the expected level of profitability. On the basis of comparative information derived from the data that had been provided to the Board members, the Trustees determined that the expense ratios for each class of shares of the Fund are competitive with industry averages. The Trustees also noted that the Fund is subject to a contractual expense limitation agreement for the benefit of shareholders of the Fund to limit the Fund’s operating expenses through October 31, 2026. The Board also took note of the fact that the sub-advisory fees for the Fund had been separately negotiated by Brown Advisory and Wellington. Accordingly, on the basis of the Board’s review of the fees charged by Wellington for sub-investment advisory services provided to the Fund, the Board concluded that the level of sub-investment advisory fees is appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies, and that the sub-advisory fee had been separately negotiated at arm’s-length by independent third parties.
The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment sub-advisory fees will not decrease as the Fund’s assets grow because it will not be subject to investment sub-advisory fee breakpoints, the Trustees concluded that the Fund’s investment sub-advisory fees are appropriate in light of the size of the Fund, and appropriately reflect the current economic environment for Brown Advisory and Wellington and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment sub-advisory fees with respect to the Fund, in the future at which time the implementation of fee breakpoints on the Fund could be further considered.
Benefits to Wellington from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that may be derived by Wellington from its relationship with the Fund, including any potential “soft dollar” benefits in connection with the Fund’s brokerage transactions and use of the Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.
Other Considerations. In approving the continuation of the Sub-Investment Advisory Agreement, the Trustees determined that Wellington has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to provide sub-advisory services to the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also considered matters with respect to the brokerage practices of Wellington, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them by Wellington with respect to the contract and the presentation of the representatives of Brown Advisory. In reaching their conclusion with respect to the approval of the continuation of the Sub-Investment Advisory Agreement and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Wellington to the Fund and determined that these services will continue to benefit the Fund and its shareholders. They also considered the nature of the allocation of the duties and responsibilities for the management and operation of the Fund between Brown Advisory and Wellington and they determined that the sub-advisory fees for the Fund, as negotiated by Brown Advisory and Wellington, reasonably reflected the nature and extent of the services provided by Wellington with respect to the Fund.

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3. Board of Trustees Approval of the Continuation of the Sub-Investment Advisory Agreement with Respect to the Brown Advisory Global Leaders Fund
At their September 16, 2025 Board meeting, the Board also undertook the consideration of matters with respect to the proposed continuation of the Sub-Investment Advisory Agreement between Brown Advisory and its affiliate Brown Advisory Ltd. with respect to the Brown Advisory Global Leaders Fund.
In accordance with the Investment Company Act of 1940, the Board of Trustees was required to consider the approval of the continuation of the Sub-Investment Advisory Agreement, and this was required to take place at an in-person Board meeting. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the approval of the continuation of the Sub-Advisory Agreement, and it is the duty of Brown Advisory and Brown Advisory Ltd., as applicable, to furnish the Trustees with such information that is responsive to their request.
Accordingly, in determining whether to approve the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Brown Advisory Ltd., the Board of Trustees requested, and Brown Advisory and Brown Advisory Ltd. provided, information and data relevant to the Board’s consideration. In connection with these matters with respect to the sub-advisory arrangements for the Global Leaders Fund, the Trustees took into consideration the fact that the two firms are affiliates of one another and under common control.
The Board then undertook the consideration of various matters with respect to the proposed approval of the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Brown Advisory Ltd. The Trustees considered various matters involving the respective services provided by each of Brown Advisory and Brown Advisory Ltd. in connection with the management and operation of the Fund and they took note of the extensive oversight duties performed by Brown Advisory including investment management and compliance oversight of the operations of Brown Advisory Ltd. The Trustees considered that Brown Advisory is actively engaged in conducting an ongoing monitoring program involving Brown Advisory Ltd.’s investment activities with respect to Brown Advisory Ltd.’s day-to-day portfolio management of the Fund’s assets in order to make sure that Brown Advisory Ltd. is adhering to all of the stated investment objectives, policies, limitations and restrictions that the Fund is subject to. In addition, the Trustees also took note of the fact that in connection with Brown Advisory’s oversight of the investment program maintained by Brown Advisory Ltd. with respect to the Fund, Brown Advisory prepares extensive reports to the Board regarding the investment activities of Brown Advisory Ltd., which reports contain detailed analyses of how Brown Advisory Ltd. is performing.
The Board reviewed and evaluated the information that Brown Advisory and Brown Advisory Ltd. had presented for the Board’s review. The Board particularly noted, among other considerations, that the Fund’s investment advisory fees and overall operating expenses were competitive with comparable mutual funds. The Board also took into account presentations made by Brown Advisory Ltd. and Brown Advisory throughout the year. Based on its review of all of the information, the Board determined that the Sub-Investment Advisory Agreement was consistent with the best interests of the Fund and its shareholders and would enable the Fund to continue to receive high quality sub-advisory services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its respective shareholders. In reaching these conclusions, the Board considered the following:
The nature, extent and quality of the sub-investment advisory services provided. The Trustees concluded that Brown Advisory Ltd. is capable of providing high quality sub-advisory services to the Fund as indicated by the professional qualifications and experience of the portfolio managers of the Fund, and Brown Advisory Ltd.’s investment management processes. On the basis of the Trustees’ assessment of the nature, extent and quality of the sub-advisory services provided by Brown Advisory Ltd., the Trustees concluded that Brown Advisory Ltd. is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.
The cost of advisory services provided and the expected level of profitability. On the basis of comparative information derived from the data that had been provided to the Board members, the Trustees determined that the expense ratios for each respective class of shares of the Fund are competitive with industry averages. The Trustees also noted that the Fund is subject to a contractual expense limitation agreement for the benefit of shareholders of the Fund to limit the Fund’s operating expenses through October 31, 2026. Accordingly, on the basis of the Board’s review of the fees charged by Brown Advisory Ltd. for sub-investment advisory services provided to the Fund, the Board concluded

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that the level of sub-investment advisory fees is appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies.
The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment sub-advisory fees will not decrease as the Fund’s assets grow because it will not be subject to investment sub-advisory fee breakpoints, the Trustees concluded that the Fund’s investment sub-advisory fees are appropriate in light of the size of the Fund, and appropriately reflect the current economic environment for Brown Advisory and Brown Advisory Ltd. and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment sub-advisory fees with respect to the Fund, in the future at which time the implementation of fee breakpoints on the Fund could be further considered.
Benefits to Brown Advisory Ltd. from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that may be derived by Brown Advisory Ltd. from its relationship with the Fund, including any potential “soft dollar” benefits in connection with the Fund’s brokerage transactions and use of the Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.
Other Considerations. In approving the continuation of the Sub-Investment Advisory Agreement, the Trustees determined that Brown Advisory Ltd. has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to provide sub-advisory services to the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also considered matters with respect to the brokerage practices of Brown Advisory Ltd., including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them by Brown Advisory Ltd. with respect to the contract and the presentation of the representatives of Brown Advisory. In reaching their conclusion with respect to the approval of the continuation of the Sub-Investment Advisory Agreement and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Brown Advisory Ltd. to the Fund and determined that these services will continue to benefit the Fund and its shareholders. They also considered the nature of the allocation of the duties and responsibilities for the management and operation of the Fund between Brown Advisory and Brown Advisory Ltd. and they determined that the sub-advisory fees for the Fund, as negotiated by Brown Advisory and Brown Advisory Ltd., reasonably reflected the nature and extent of the services provided by Brown Advisory Ltd. with respect to the Fund. The Trustees also took into consideration the fact that Brown Advisory and Brown Advisory Ltd. are affiliated entities and are under common control.
4. Board of Trustees Approval of the Continuation of the Sub-Investment Advisory Agreement with Respect to the Brown Advisory Sustainable International Leaders Fund
At their September 16, 2025 Board meeting, the Board also undertook the consideration of matters with respect to the proposed continuation of the Sub-Investment Advisory Agreement between Brown Advisory and its affiliate Brown Advisory Ltd. with respect to the Brown Advisory Sustainable International Leaders Fund.
In accordance with the Investment Company Act of 1940, the Board of Trustees was required to consider the approval of the continuation of the Sub-Investment Advisory Agreement, and this was required to take place at an in-person Board meeting. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the approval of the continuation of the Sub-Advisory Agreement, and it is the duty of Brown Advisory and Brown Advisory Ltd., as applicable, to furnish the Trustees with such information that is responsive to their request.
Accordingly, in determining whether to approve the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Brown Advisory Ltd., the Board of Trustees requested, and Brown Advisory and Brown Advisory Ltd. provided, information and data relevant to the Board’s consideration. In connection with these matters

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with respect to the sub-advisory arrangements for the Sustainable International Leaders Fund, the Trustees took into consideration the fact that the two firms are affiliates of one another and under common control.
The Board then undertook the consideration of various matters with respect to the proposed approval of the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Brown Advisory Ltd. The Trustees considered various matters involving the respective services provided by each of Brown Advisory and Brown Advisory Ltd. in connection with the management and operation of the Fund and they took note of the extensive oversight duties performed by Brown Advisory including investment management and compliance oversight of the operations of Brown Advisory Ltd. The Trustees considered that Brown Advisory is actively engaged in conducting an ongoing monitoring program involving Brown Advisory Ltd.’s investment activities with respect to Brown Advisory Ltd.’s day-to-day portfolio management of the Fund’s assets in order to make sure that Brown Advisory Ltd. is adhering to all of the stated investment objectives, policies, limitations and restrictions that the Fund is subject to. In addition, the Trustees also took note of the fact that in connection with Brown Advisory’s oversight of the investment program maintained by Brown Advisory Ltd. with respect to the Fund, Brown Advisory prepares extensive reports to the Board regarding the investment activities of Brown Advisory Ltd., which reports contain detailed analyses of how Brown Advisory Ltd. is performing.
The Board reviewed and evaluated the information that Brown Advisory and Brown Advisory Ltd. had presented for the Board’s review. The Board particularly noted, among other considerations, that the Fund’s investment advisory fees and overall operating expenses were competitive with comparable mutual funds. The Board also took into account presentations made by Brown Advisory Ltd. and Brown Advisory throughout the year. Based on its review of all of the information, the Board determined that the Sub-Investment Advisory Agreement was consistent with the best interests of the Fund and its shareholders and would enable the Fund to continue to receive high quality sub-advisory services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its respective shareholders. In reaching these conclusions, the Board considered the following:
The nature, extent and quality of the sub-investment advisory services provided. The Trustees concluded that Brown Advisory Ltd. is capable of providing high quality sub-advisory services to the Fund as indicated by the professional qualifications and experience of the portfolio manager of the Fund, and Brown Advisory Ltd.’s investment management processes. On the basis of the Trustees’ assessment of the nature, extent and quality of the sub-advisory services provided by Brown Advisory Ltd., the Trustees concluded that Brown Advisory Ltd. is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.
The cost of advisory services provided and the expected level of profitability. On the basis of comparative information derived from the data that had been provided to the Board members, the Trustees determined that the expense ratios for each respective class of shares of the Fund are competitive with industry averages. The Trustees also noted that the Fund is subject to a contractual expense limitation agreement for the benefit of shareholders of the Fund to limit the Fund’s operating expenses through October 31, 2026. Accordingly, on the basis of the Board’s review of the fees charged by Brown Advisory Ltd. for sub-investment advisory services provided to the Fund, the Board concluded that the level of sub-investment advisory fees is appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies.
The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment sub-advisory fees will not decrease as the Fund’s assets grow because it will not be subject to investment sub-advisory fee breakpoints, the Trustees concluded that the Fund’s investment sub-advisory fees are appropriate in light of the size of the Fund, and appropriately reflect the current economic environment for Brown Advisory and Brown Advisory Ltd. and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment sub-advisory fees with respect to the Fund, in the future at which time the implementation of fee breakpoints on the Fund could be further considered.
Benefits to Brown Advisory Ltd. from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that may be derived by Brown Advisory Ltd. from its relationship with the Fund, including any potential “soft dollar” benefits in connection with the Fund’s brokerage transactions and

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use of the Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.
Other Considerations. In approving the continuation of the Sub-Investment Advisory Agreement, the Trustees determined that Brown Advisory Ltd. has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to provide sub-advisory services to the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also considered matters with respect to the brokerage practices of Brown Advisory Ltd., including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them by Brown Advisory Ltd. with respect to the contract and the presentation of the representatives of Brown Advisory. In reaching their conclusion with respect to the approval of the continuation of the Sub-Investment Advisory Agreement and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Brown Advisory Ltd. to the Fund and determined that these services will continue to benefit the Fund and its shareholders. They also considered the nature of the allocation of the duties and responsibilities for the management and operation of the Fund between Brown Advisory and Brown Advisory Ltd. and they determined that the sub-advisory fees for the Fund, as negotiated by Brown Advisory and Brown Advisory Ltd., reasonably reflected the nature and extent of the services provided by Brown Advisory Ltd. with respect to the Fund. The Trustees also took into consideration the fact that Brown Advisory and Brown Advisory Ltd. are affiliated entities and are under common control.
5. Board of Trustees Approval of the Continuation of the Sub-Investment Advisory Agreement with Respect to the Brown Advisory-Beutel Goodman Large-Cap Value Fund
The continuation of the Sub-Investment Advisory Agreement with respect to the Brown Advisory-Beutel Goodman Large-Cap Value Fund between Brown Advisory and Beutel Goodman & Company, Ltd., the sub-investment adviser to the Fund (“Beutel Goodman”), was also approved by the Board of Trustees at the Board meeting held on September 16, 2025.
In accordance with the Investment Company Act of 1940, the Board of Trustees was required to consider the approval of the continuation of the Sub-Investment Advisory Agreement, and this was required to take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the approval of the continuation of the Sub-Advisory Agreement, and it is the duty of Brown Advisory and Beutel Goodman, as applicable, to furnish the Trustees with such information that is responsive to their request.
Accordingly, in determining whether to approve the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Beutel Goodman, the Board of Trustees requested, and Brown Advisory and Beutel Goodman provided, information and data relevant to the Board’s consideration.
The Board then undertook the consideration of various matters with respect to the proposed approval of the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Beutel Goodman. The Trustees considered various matters involving the respective services provided by each of Brown Advisory and Beutel Goodman in connection with the management and operation of the Fund and they took note of the extensive oversight duties performed by Brown Advisory including investment management and compliance oversight of the operations of Beutel Goodman. The Trustees considered that Brown Advisory is actively engaged in conducting an ongoing monitoring program involving Beutel Goodman’s investment activities with respect to Beutel Goodman’s day-to-day portfolio management of the Fund’s assets in order to make sure that Beutel Goodman is adhering to all of the stated investment objectives, policies, limitations and restrictions that the Fund is subject to. In addition, the Trustees also took note of the fact that in connection with Brown Advisory’s oversight of the investment program maintained by Beutel Goodman with respect to the Fund, Brown Advisory prepares extensive reports to the Board regarding the investment activities of Beutel Goodman, which reports contain detailed analyses of how Beutel Goodman is performing.

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Additional Information (Unaudited)(Continued)
The Board reviewed and evaluated the information that Brown Advisory and Beutel Goodman had presented for the Board’s review. The Board particularly noted, among other considerations, that the Fund’s investment advisory fees and overall operating expenses were competitive with comparable mutual funds. The Board also took into account presentations made by Beutel Goodman and Brown Advisory throughout the year. Based on its review of all of the information, the Board determined that the Sub-Investment Advisory Agreement was consistent with the best interests of the Fund and its shareholders and would enable the Fund to continue to receive high quality sub-advisory services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its respective shareholders. In reaching these conclusions, the Board considered the following:
The nature, extent and quality of the sub-investment advisory services provided. The Trustees concluded that Beutel Goodman is capable of providing high quality sub-advisory services to the Fund as indicated by the professional qualifications and experience of the portfolio managers of the Fund, and Beutel Goodman’s investment management processes. On the basis of the Trustees’ assessment of the nature, extent and quality of the sub-advisory services provided by Beutel Goodman, the Trustees concluded that Beutel Goodman is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.
The cost of advisory services provided and the expected level of profitability. On the basis of comparative information derived from the data that had been provided to the Board members, the Trustees determined that the expense ratios for each respective class of shares of the Fund are competitive with industry averages. The Trustees also noted that the Fund is subject to a contractual expense limitation agreement for the benefit of shareholders of the Fund to limit the Funds’ operating expenses through October 31, 2025. The Board also took note of the fact that the sub-advisory fees for the Fund had been separately negotiated by Brown Advisory and Beutel Goodman. Accordingly, on the basis of the Board’s review of the fees charged by Beutel Goodman for sub-investment advisory services provided to the Fund, the Board concluded that the level of sub-investment advisory fees are appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies.
The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment sub-advisory fees will not decrease as the Fund’s assets grow because it will not be subject to investment sub-advisory fee breakpoints, the Trustees concluded that the Fund’s investment sub-advisory fees are appropriate in light of the size of the Fund, and appropriately reflect the current economic environment for Brown Advisory and Beutel Goodman and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment sub-advisory fees with respect to the Fund, in the future at which time the implementation of fee breakpoints on the Fund could be further considered.
Benefits to Beutel Goodman from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that may be derived by Beutel Goodman from its relationship with the Fund, including any potential “soft dollar” benefits in connection with the Fund’s brokerage transactions and use of the Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.
Other Considerations. In approving the continuation of the Sub-Investment Advisory Agreement, the Trustees determined that Beutel Goodman has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to provide sub-advisory services to the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also considered matters with respect to the brokerage practices of Beutel Goodman, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them by Beutel Goodman with respect to the contract and the presentation of the representatives of Brown Advisory. In reaching their conclusion with respect to the approval of the continuation of the Sub-Investment Advisory Agreement and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process.

111

BROWN ADVISORY FUNDS
Additional Information (Unaudited)(Continued)
They noted the level and quality of investment advisory services provided by Beutel Goodman to the Fund and determined that these services will continue to benefit the Fund and its shareholders. They also considered the nature of the allocation of the duties and responsibilities for the management and operation of the Fund between Brown Advisory and Beutel Goodman and they determined that the sub-advisory fees for the Fund, as negotiated by Brown Advisory and Beutel Goodman, reasonably reflected the nature and extent of the services provided by Beutel Goodman with respect to the Fund.
6. Board of Trustees Approval of the Continuation of the Sub-Investment Advisory Agreements with Respect to the Brown Advisory Emerging Markets Select Fund
At their September 16, 2025 Board meeting, the Board also undertook the consideration of matters with respect to the proposed continuation of the Sub-Investment Advisory Agreements between Brown Advisory and Wellington and Pzena Investment Management LLC (“Pzena”) with respect to the Brown Advisory Emerging Markets Select Fund.
In accordance with the Investment Company Act of 1940, the Board of Trustees was required to consider the approval of the continuation of the Sub-Investment Advisory Agreements, and this was required to take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the approval of the continuation of the Sub-Advisory Agreements, and it is the duty of Brown Advisory, Wellington and Pzena, as applicable, to furnish the Trustees with such information that is responsive to their request.
Accordingly, in determining whether to approve the continuation of the Sub-Investment Advisory Agreements between Brown Advisory and Wellington and Pzena, the Board of Trustees requested, and Brown Advisory, Wellington and Pzena provided, information and data relevant to the Board’s consideration.
Approval of the Continuation of the Sub-Investment Advisory Agreement with Wellington Management Company LLP
The Board then undertook the consideration of various matters with respect to the proposed approval of the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Wellington. The Trustees considered various matters involving the respective services provided by each of Brown Advisory and Wellington in connection with the management and operation of Wellington’s allocated portion of the Fund’s portfolio and they took note of the extensive oversight duties performed by Brown Advisory including investment management and compliance oversight of the operations of Wellington. The Trustees considered that Brown Advisory is actively engaged in conducting an ongoing monitoring program involving Wellington’s investment activities with respect to Wellington’s day-to-day portfolio management of the Fund’s assets that have been allocated to Wellington to manage in order to make sure that Wellington is adhering to all of the stated investment objectives, policies, limitations and restrictions that the Fund is subject to. In addition, the Trustees also took note of the fact that in connection with Brown Advisory’s oversight of the investment program maintained by Wellington with respect to the Fund, Brown Advisory prepares extensive reports to the Board regarding the investment activities of Wellington, which reports contain detailed analyses of how Wellington is performing.
The Board reviewed and evaluated the information that Brown Advisory and Wellington had presented for the Board’s review. The Board particularly noted, among other considerations, that the Fund’s investment advisory fees and overall operating expenses were competitive with comparable mutual funds. The Board also took into account presentations made by Wellington and Brown Advisory throughout the year. Based on its review of all of the information, the Board determined that the Sub-Investment Advisory Agreement was consistent with the best interests of the Fund and its shareholders and would enable the Fund to continue to receive high quality sub-advisory services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its respective shareholders. In reaching these conclusions, the Board considered the following:
The nature, extent and quality of the sub-investment advisory services provided. The Trustees concluded that Wellington is capable of providing high quality sub-advisory services to the Fund as indicated by the professional qualifications and experience of the portfolio managers for Wellington, and Wellington’s investment management processes. On the basis of the Trustees’ assessment of the nature, extent and quality of the sub-advisory services provided by Wellington, the Trustees concluded that Wellington is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.

112

BROWN ADVISORY FUNDS
Additional Information (Unaudited)(Continued)
The cost of advisory services provided and the expected level of profitability. On the basis of comparative information derived from the data that had been provided to the Board members, the Trustees determined that the expense ratios for each respective class of shares of the Fund are competitive with industry averages. The Trustees also noted that the Fund is subject to a contractual expense limitation agreement for the benefit of shareholders of the Fund to limit the Fund’s operating expenses through October 31, 2026. The Board also took note of the fact that the sub-advisory fees for the Fund had been separately negotiated by Brown Advisory and Wellington. Accordingly, on the basis of the Board’s review of the fees charged by Wellington for sub-investment advisory services provided to the Fund, the Board concluded that the level of sub-investment advisory fees is appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies, and that the sub-advisory fees had been separately negotiated at arm’s-length by independent third parties.
The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment sub-advisory fees will not decrease as the Fund’s assets grow because it will not be subject to investment sub-advisory fee breakpoints, the Trustees concluded that the Fund’s investment sub-advisory fees are appropriate in light of the size of the Fund, and appropriately reflect the current economic environment for Brown Advisory and Wellington and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment sub-advisory fees with respect to the Fund, in the future at which time the implementation of fee breakpoints on the Fund could be further considered.
Benefits to Wellington from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that may be derived by Wellington from its relationship with the Fund, including any potential “soft dollar” benefits in connection with the Fund’s brokerage transactions and use of the Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.
Other Considerations. In approving the continuation of the Sub-Investment Advisory Agreement with Wellington, the Trustees determined that Wellington has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to provide sub-advisory services to the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also considered matters with respect to the brokerage practices of Wellington, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them by Wellington with respect to the contract and the presentation of the representatives of Brown Advisory. In reaching their conclusion with respect to the approval of the continuation of the Sub-Investment Advisory Agreement with Wellington and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Wellington to the Fund and determined that these services will continue to benefit the Fund and its shareholders. They also considered the nature of the allocation of the duties and responsibilities for the management and operation of the Fund between Brown Advisory and Wellington and they determined that the sub-advisory fees for the Fund, as negotiated by Brown Advisory and Wellington, reasonably reflected the nature and extent of the services provided by Wellington with respect to the Fund.
Approval of the Continuation of the Sub-Investment Advisory Agreement with Pzena Investment Management LLC
The Board then undertook the consideration of various matters with respect to the proposed approval of the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Pzena. The Trustees considered various matters involving the respective services provided by each of Brown Advisory and Pzena in connection with the management and operation of Pzena’s allocated portion of the Fund’s portfolio and they took note of the extensive oversight duties performed by Brown Advisory including investment management and compliance oversight of the operations of Pzena. The Trustees considered that Brown Advisory is actively engaged in conducting an ongoing monitoring program involving Pzena’s investment activities with respect to Pzena’s day-to-day portfolio management

113

BROWN ADVISORY FUNDS
Additional Information (Unaudited)(Continued)
of the Fund’s assets that have been allocated to Pzena to manage in order to make sure that Pzena is adhering to all of the stated investment objectives, policies, limitations and restrictions that the Fund is subject to. In addition, the Trustees also took note of the fact that in connection with Brown Advisory’s oversight of the investment program maintained by Pzena with respect to the Fund, Brown Advisory prepares extensive reports to the Board regarding the investment activities of Pzena, which reports contain detailed analyses of how Pzena is performing.
The Board reviewed and evaluated the information that Brown Advisory and Pzena had presented for the Board’s review. The Board particularly noted, among other considerations, that the Fund’s investment advisory fees and overall operating expenses were competitive with comparable mutual funds. The Board also took into account presentations made by Pzena and Brown Advisory throughout the year. Based on its review of all of the information, the Board determined that the Sub-Investment Advisory Agreement was consistent with the best interests of the Fund and its shareholders and would enable the Fund to continue to receive high quality sub-advisory services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its respective shareholders. In reaching these conclusions, the Board considered the following:
The nature, extent and quality of the sub-investment advisory services provided. The Trustees concluded that Pzena is capable of providing high quality sub-advisory services to the Fund as indicated by the professional qualifications and experience of the portfolio managers for Pzena, and Pzena’s investment management processes. On the basis of the Trustees’ assessment of the nature, extent and quality of the sub-advisory services provided by Pzena, the Trustees concluded that Pzena is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.
The cost of advisory services provided and the expected level of profitability. On the basis of comparative information derived from the data that had been provided to the Board members, the Trustees determined that the expense ratios for each respective class of shares of the Fund are competitive with industry averages. The Trustees also noted that the Fund is subject to a contractual expense limitation agreement for the benefit of shareholders of the Fund to limit the Fund’s operating expenses through October 31, 2026. The Board also took note of the fact that the sub-advisory fees for the Fund had been separately negotiated by Brown Advisory and Pzena. Accordingly, on the basis of the Board’s review of the fees charged by Pzena for sub-investment advisory services provided to the Fund, the Board concluded that the level of sub-investment advisory fees is appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies, and that the sub-advisory fees had been separately negotiated at arm’s-length by independent third parties.
The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment sub-advisory fees will not decrease as the Fund’s assets grow because it will not be subject to investment sub-advisory fee breakpoints, the Trustees concluded that the Fund’s investment sub-advisory fees are appropriate in light of the size of the Fund, and appropriately reflect the current economic environment for Brown Advisory and Pzena and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment sub-advisory fees with respect to the Fund, in the future at which time the implementation of fee breakpoints on the Fund could be further considered.
Benefits to Pzena from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that may be derived by Pzena from its relationship with the Fund, including any potential “soft dollar” benefits in connection with the Fund’s brokerage transactions and use of the Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.
Other Considerations. In approving the continuation of the Sub-Investment Advisory Agreement with Pzena, the Trustees determined that Pzena has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to provide sub-advisory services to the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also considered matters with respect to the brokerage practices of Pzena, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.

114

BROWN ADVISORY FUNDS
Additional Information (Unaudited)(Continued)
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them by Pzena with respect to the contract and the presentation of the representatives of Brown Advisory. In reaching their conclusion with respect to the approval of the continuation of the Sub-Investment Advisory Agreement with Pzena and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Pzena to the Fund and determined that these services will continue to benefit the Fund and its shareholders. They also considered the nature of the allocation of the duties and responsibilities for the management and operation of the Fund between Brown Advisory and Pzena and they determined that the sub-advisory fees for the Fund, as negotiated by Brown Advisory and Pzena, reasonably reflected the nature and extent of the services provided by Pzena with respect to the Fund.

115

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

On February 12, 2026, the Board of Trustees of the Brown Advisory Funds (the “Board”), upon the recommendation of the Audit Committee of the Board, accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as independent registered public accounting firm for the Brown Advisory Funds (the “Funds”) and concurrently selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Funds. The reports by Tait on the financial statements of the Funds for the fiscal years ended June 30, 2025 and June 30, 2024 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

During the fiscal years ended June 30, 2025, June 30, 2024 and the period preceding resignation, there were no (1) disagreements (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) with Tait on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

During the Funds’ fiscal years ended June 30, 2025 and June 30, 2024, the Funds, nor anyone on its behalf has consulted with PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosure for Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brown Advisory Funds

By (Signature and Title)*	/s/ Paul J. Chew
Paul J. Chew, Principal Executive Officer

Date	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul J. Chew
Paul J. Chew, Principal Executive Officer

Date	March 6, 2026

By (Signature and Title)*	/s/ Jason T. Meix
Jason T. Meix, Principal Financial Officer

Date	March 6, 2026

* Print the name and title of each signing officer under his or her signature.